UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 01136

Security Equity Fund
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Security Equity Fund
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: March 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

FUNDAMENTAL ALPHA

LARGE CAP CORE FUND

MID CAP VALUE FUND

MID CAP VALUE INSTITUTIONAL FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

LARGE CAP CONCENTRATED GROWTH FUND

MSCI EAFE EQUAL WEIGHT FUND

OPPORTUNISTIC

ALPHA OPPORTUNITY FUND

SBE-SEMI-0313x0913

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Distributors, LLC.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 28, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for eight of our equity funds.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners and Security Investors, LLC.

This report covers performance of the following Funds for the six-month period ended March 28, 2013, with the name of each Fund followed by its ticker symbol:

– Large Cap Core Fund (SECEX)*

– Mid Cap Value Fund (SEVAX)*

– Mid Cap Value Institutional Fund (SVUIX)

– Small Cap Growth Fund (SSCAX)*

– Small Cap Value Fund (SSUAX)*

– Large Cap Concentrated Growth Fund (SEFAX)*

– MSCI EAFE Equal Weight Fund (SEQAX)*

– Alpha Opportunity Fund (SAOAX)*

An Economic and Market Overview follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

April 30, 2013

*Ticker symbol is for A-Class shares.

Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risk. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

Economic and Market Overview	March 28, 2013

Recent economic results have been solid, powered by the monetary accommodation from central banks around the world. The U.S. Federal Reserve has signaled that it is likely to continue with its asset purchase program throughout 2013 in an effort to combat long-term structural unemployment. This, coupled with rebound in the housing market, has provided a tailwind for the economy. The run-up in U.S. equity prices, with some major indices testing or exceeding their all-time highs, has also contributed to heightened expectations about the economy and markets. In the fixed income domain, abundant liquidity and the continuation of open-ended quantitative easing have produced a benign credit environment with low default rates.

Following Congress’ New Year’s reprieve on the Fiscal Cliff, markets turned their attention to the impact of sequestration, as well as ongoing tax and spending debates. Despite some uncertainty created by recent political partisanship in Washington, the U.S. economy seems to be on firm footing: construction spending has been rising; state and local employment has been contributing to GDP, and employment growth has been fairly strong. Investors have benefited from the themes that have dominated the environment since the recovery began: tighter credit spreads, low interest rates, improving employment, modest inflation and sustained economic growth. Moreover, the U.S. economic expansion has withstood recent less-than-favorable Chinese economic data and Europe’s continued growth problems and banking crises in certain periphery countries.

For the six-month period ended March 28, 2013, the Standard & Poor’s 500 (“S&P 500”) Index*, which is generally regarded as an indicator of the broad U.S. stock market, returned 10.19%. Foreign developed markets performed in a comparable manner: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index*, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 12.04%. The return of the MSCI Emerging Market Index* was 3.87%.

In the bond market, higher quality issues underperformed lower-rated bonds, as investors embraced risk. The return of the Barclays U.S. Aggregate Bond Index*, which is a proxy for the U.S. investment grade bond market, posted a 0.09% return for the period, while the Barclays U.S. High Yield Index* returned 6.28%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.05% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction cost, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

MSCI EAFE Equal Weighted Index equally weighs the issuers in the MSCI EAFE Index, which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Equal Weighted Index is rebalanced quarterly so that each issuer has the same weight on each rebalancing date. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2012 and ending March 28, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2012	March 28, 2013	Period[2]
Table 1. Based on actual Fund return[3]
Large Cap Core Fund
A-Class	1.34%	8.07%	$1,000.00	$1,080.70	$6.84
B-Class	2.46%	7.47%	1,000.00	1,074.70	12.51
C-Class	2.30%	7.58%	1,000.00	1,075.80	11.71
Institutional Class	1.25%	8.16%	1,000.00	1,081.60	6.38
Mid Cap Value Fund
A-Class	1.39%	19.60%	1,000.00	1,196.00	7.48
B-Class	2.16%	19.13%	1,000.00	1,191.30	11.61
C-Class	2.08%	19.18%	1,000.00	1,191.80	11.18

Mid Cap Value Institutional Fund	0.99%	19.64%	1,000.00	1,196.40	5.33

Small Cap Growth Fund
A-Class	2.27%	10.65%	1,000.00	1,106.50	11.73
B-Class	4.15%	9.58%	1,000.00	1,095.80	21.33
C-Class	3.05%	10.27%	1,000.00	1,102.70	15.73
Institutional Class	1.84%	10.95%	1,000.00	1,109.50	9.52
Small Cap Value Fund
A-Class	1.30%	16.96%	1,000.00	1,169.60	6.92
C-Class	1.91%	16.52%	1,000.00	1,165.20	10.14
Institutional Class	1.05%	17.15%	1,000.00	1,171.50	5.59
Large Cap Concentrated Growth Fund
A-Class	1.35%	3.43%	1,000.00	1,034.30	6.73
B-Class	2.10%	3.09%	1,000.00	1,030.90	10.46
C-Class	2.10%	2.96%	1,000.00	1,029.60	10.45
Institutional Class	1.11%	3.53%	1,000.00	1,035.30	5.54
MSCI EAFE Equal Weight Fund
A-Class	1.67%	12.21%	1,000.00	1,122.10	8.69
B-Class[4]	1.42%	12.43%	1,000.00	1,124.30	7.40
C-Class	2.42%	11.82%	1,000.00	1,118.20	12.57
Institutional Class	1.43%	12.41%	1,000.00	1,124.10	7.45
Alpha Opportunity Fund
A-Class	2.14%	9.45%	1,000.00	1,094.50	10.99
B-Class	2.89%	9.01%	1,000.00	1,090.10	14.81
C-Class	2.90%	9.01%	1,000.00	1,090.10	14.86
Institutional Class	1.90%	9.50%	1,000.00	1,095.00	9.76

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2012	March 31, 2013	Period[5]
Table 2. Based on hypothetical 5% return (before expenses)[6]
Large Cap Core Fund
A-Class	1.34%	5.00%	$1,000.00	$1,018.25	$6.74
B-Class	2.46%	5.00%	1,000.00	1,012.67	12.34
C-Class	2.30%	5.00%	1,000.00	1,013.46	11.55
Institutional Class	1.25%	5.00%	1,000.00	1,018.70	6.29
Mid Cap Value Fund
A-Class	1.39%	5.00%	1,000.00	1,018.00	6.99
B-Class	2.16%	5.00%	1,000.00	1,014.16	10.85
C-Class	2.08%	5.00%	1,000.00	1,014.56	10.45

Mid Cap Value Institutional Fund	0.99%	5.00%	1,000.00	1,020.00	4.99

Small Cap Growth Fund
A-Class	2.27%	5.00%	1,000.00	1,013.61	11.40
B-Class	4.15%	5.00%	1,000.00	1,004.24	20.74
C-Class	3.05%	5.00%	1,000.00	1,009.72	15.28
Institutional Class	1.84%	5.00%	1,000.00	1,015.76	9.25
Small Cap Value Fund
A-Class	1.30%	5.00%	1,000.00	1,018.45	6.54
C-Class	1.91%	5.00%	1,000.00	1,015.41	9.60
Institutional Class	1.05%	5.00%	1,000.00	1,019.70	5.29
Large Cap Concentrated Growth Fund
A-Class	1.35%	5.00%	1,000.00	1,018.20	6.79
B-Class	2.10%	5.00%	1,000.00	1,014.46	10.55
C-Class	2.10%	5.00%	1,000.00	1,014.46	10.55
Institutional Class	1.11%	5.00%	1,000.00	1,019.40	5.59
MSCI EAFE Equal Weight Fund
A-Class	1.67%	5.00%	1,000.00	1,016.60	8.40
B-Class[4]	1.42%	5.00%	1,000.00	1,017.85	7.14
C-Class	2.42%	5.00%	1,000.00	1,012.86	12.14
Institutional Class	1.43%	5.00%	1,000.00	1,017.80	7.19
Alpha Opportunity Fund
A-Class	2.14%	5.00%	1,000.00	1,014.26	10.75
B-Class	2.89%	5.00%	1,000.00	1,010.52	14.49
C-Class	2.90%	5.00%	1,000.00	1,010.47	14.54
Institutional Class	1.90%	5.00%	1,000.00	1,015.46	9.59

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents net expenses, which includes dividends on short sales and prime broker interest expense. Excluding these expenses, the operating expense ratio of the Alpha Opportunity Fund would be 2.11%, 2.86%, 2.86% and 1.86% for the A-Class, B-Class, C-Class and Institutional Class, respectively.

[2]	Expenses are equal to the Fundʼs annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2012 to March 28, 2013.

[4]	B-Class shares did not charge 12b-1 fees during the period.
[5]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average amount value over the period, multiplied by 182/365 (to reflect the one-half year period).

[6]	Hypothetical return for the period September 30, 2012 to March 31, 2013.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	March 28, 2013

LARGE CAP CORE Fund

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 10, 1962
B-Class	October 19, 1993
C-Class	January 29, 1999
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	3.2%
United Technologies Corp.	2.7%
JPMorgan Chase & Co.	2.2%
Health Care Select Sector SPDR Fund	2.1%
Covidien plc	2.0%
Google, Inc. — Class A	2.0%
Chevron Corp.	1.9%
Coca-Cola Co.	1.9%
Wells Fargo & Co.	1.9%
Aetna, Inc.	1.9%
Top Ten Total	21.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
large cap core fund

	Shares	Value

COMMON STOCKS† - 92.2%

Information Technology - 18.7%
Apple, Inc.	12,920	$5,718,779
Google, Inc. — Class A*	4,435	3,521,523
International Business Machines Corp.	14,200	3,028,860
eBay, Inc.*	54,050	2,930,591
QUALCOMM, Inc.	42,200	2,825,290
Computer Sciences Corp.	51,610	2,540,760
Oracle Corp.	77,600	2,509,584
TE Connectivity Ltd.	49,760	2,086,437
Cisco Systems, Inc.	86,900	1,817,079
Cognizant Technology Solutions
Corp. — Class A*	23,650	1,811,827
Juniper Networks, Inc.*	87,300	1,618,542
Hewlett-Packard Co.	63,816	1,521,373
NetApp, Inc.*	19,090	652,114
Euronet Worldwide, Inc.*	22,984	605,399
Mercury Systems, Inc.*	19,190	141,430
Total Information Technology		33,329,588
Consumer Discretionary - 14.8%
Walt Disney Co.	52,456	2,979,501
TJX Companies, Inc.	63,000	2,945,250
Starbucks Corp.	51,050	2,907,808
Priceline.com, Inc.*	4,080	2,806,754
Home Depot, Inc.	37,300	2,602,794
Comcast Corp. — Class A	57,100	2,398,771
Wynn Resorts Ltd.	19,150	2,396,814
Time Warner, Inc.	39,906	2,299,384
BorgWarner, Inc.*	28,400	2,196,456
Lowe’s Companies, Inc.	43,240	1,639,661
DeVry, Inc.	24,100	765,175
Harman International Industries, Inc.	12,119	540,871
Total Consumer Discretionary		26,479,239
Financials - 12.5%
JPMorgan Chase & Co.	84,220	3,997,082
Wells Fargo & Co.	89,778	3,320,888
Aon plc	39,190	2,410,185
American International Group, Inc.*	57,959	2,249,968
Berkshire Hathaway, Inc. — Class A*	13	2,031,640
Allstate Corp.	40,300	1,977,521
U.S. Bancorp	47,756	1,620,361
BB&T Corp.	42,012	1,318,757
State Street Corp.	21,680	1,281,071
Reinsurance Group of America,
Inc. — Class A	17,880	1,066,900
CME Group, Inc. — Class A	10,390	637,842
Citigroup, Inc.	10,510	464,962
Total Financials		22,377,177
Industrials - 12.1%
United Technologies Corp.	51,550	4,816,316
Boeing Co.	30,948	2,656,886
URS Corp.	51,810	2,456,312
Cummins, Inc.	20,200	2,339,362
Emerson Electric Co.	41,350	2,310,225
Republic Services, Inc. — Class A	61,700	2,036,100
Equifax, Inc.	29,280	1,686,235
Parker Hannifin Corp.	18,209	1,667,580
Quanta Services, Inc.*	58,120	1,661,070
Total Industrials		21,630,086
Energy - 11.0%
Chevron Corp.	28,940	3,438,651
Schlumberger Ltd.	32,550	2,437,670
McDermott International, Inc.*	183,588	2,017,632
EOG Resources, Inc.	15,050	1,927,454
Apache Corp.	22,115	1,706,393
Halliburton Co.	39,400	1,592,154
Exxon Mobil Corp.	14,240	1,283,166
Whiting Petroleum Corp.*	21,997	1,118,327
Phillips 66	12,640	884,421
ConocoPhillips	14,400	865,440
Williams Companies, Inc.	22,490	842,475
Marathon Oil Corp.	24,680	832,210
Chesapeake Energy Corp.	35,400	722,514
Total Energy		19,668,507
Consumer Staples - 10.1%
Coca-Cola Co.	82,300	3,328,212
Procter & Gamble Co.	42,650	3,286,609
Estee Lauder Companies, Inc. — Class A	44,200	2,830,126
CVS Caremark Corp.	45,880	2,522,941
Walgreen Co.	45,700	2,178,976
Wal-Mart Stores, Inc.	25,490	1,907,417
Mondelez International, Inc. — Class A	43,100	1,319,291
Kraft Foods Group, Inc.	14,366	740,280
Total Consumer Staples		18,113,852
Health Care - 8.2%
Covidien plc	52,390	3,554,137
Aetna, Inc.	64,790	3,312,065
Gilead Sciences, Inc.*	51,560	2,522,831
Abbott Laboratories	56,950	2,011,474
Forest Laboratories, Inc.*	33,800	1,285,752
UnitedHealth Group, Inc.	20,700	1,184,247
Teva Pharmaceutical Industries Ltd. ADR	21,420	849,946
Total Health Care		14,720,452
Materials - 3.0%
Praxair, Inc.	20,900	2,331,186
Dow Chemical Co.	66,030	2,102,395
Coeur d’Alene Mines Corp.*	50,700	956,202
Total Materials		5,389,783
Utilities - 1.5%
Edison International	52,680	2,650,858
Telecommunication Services - 0.3%
Windstream Corp.	75,500	600,225
Total Common Stocks
(Cost $136,891,324)		164,959,767

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 28, 2013
large cap core fund

	Shares	Value

EXCHANGE TRADED FUNDS† - 3.9%
Health Care Select Sector SPDR Fund	81,250	$3,733,437
Financial Select Sector SPDR Fund	180,850	3,289,662
Total Exchange Traded Funds
(Cost $6,087,875)		7,023,099
Total Investments - 96.1%
(Cost $142,979,199)		$171,982,866
Other Assets & Liabilities, net - 3.9%		6,878,489
Total Net Assets - 100.0%		$178,861,355

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

large cap core fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 28, 2013

Assets:
Investments, at value
(cost $142,979,199)	$171,982,866
Cash	7,434,663
Prepaid expenses	30,979
Receivables:
Securities sold	5,354,003
Dividends	182,816
Fund shares sold	9,917
Total assets	184,995,244
Liabilities:
payable for:
Securities purchased	5,843,980
Management fees	113,069
Fund shares redeemed	55,376
Distribution and service fees	41,455
Fund accounting/administration fees	14,322
Transfer agent/maintenance fees	12,882
Directors’ fees*	3,868
Miscellaneous	48,937
Total liabilities	6,133,889
Net assets	$178,861,355
Net assets consist of:
Paid in capital	$154,801,368
Undistributed net investment income	251,818
Accumulated net realized loss on investments	(5,195,498)
Net unrealized appreciation on investments	29,003,667
Net assets	$178,861,355
A-Class:
Net assets	$172,868,145
Capital shares outstanding	7,553,779
Net asset value per share	$22.88
Maximum offering price per share
(Net asset value divided by 95.25%)	$24.02
B-Class:
Net assets	$4,220,464
Capital shares outstanding	229,235
Net asset value per share	$18.41
C-Class:
Net assets	$1,748,485
Capital shares outstanding	87,382
Net asset value per share	$20.01
Institutional Class:
Net assets	$24,261
Capital shares outstanding	1,062
Net asset value per share	$22.85

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 28, 2013

Investment Income:
Dividends	$1,746,686
Interest	490
Total investment income	1,747,176

Expenses:
Management fees	648,852
Transfer agent/maintenance fees:
A-Class	133,678
B-Class	11,428
C-Class	2,947
Institutional class	18
Distribution and service fees:
A-Class	208,910
B-Class	21,412
C-Class	8,018
Fund accounting/administration fees	82,187
Tax expense	8,201
Directors’ fees*	8,190
Custodian fees	3,861
Miscellaneous	58,622
Total expenses	1,196,324
Net investment income	550,852

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,927,103
Net realized gain	7,927,103
Net change in unrealized appreciation (depreciation) on:
Investments	4,988,300
Net change in unrealized appreciation (depreciation)	4,988,300
Net realized and unrealized gain	12,915,403
Net increase in net assets resulting from operations	$13,466,255

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

large cap core fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Year Ended
	2013	September 30,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$550,852	$502,602
Net realized gain on investments	7,927,103	5,641,857
Net change in unrealized appreciation (depreciation) on investments	4,988,300	36,158,986
Net increase in net assets resulting from operations	13,466,255	42,303,445

Distributions to shareholders from:
Net investment income
A-Class	(616,535)	(200,274)
Institutional Class	(73)	— [a]
Total distributions to shareholders	(616,608)	(200,274)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,574,937	3,926,067
B-Class	83,925	147,411
C-Class	171,190	118,320
Institutional Class	12,579	10,000 [a]
Distributions reinvested
A-Class	571,200	187,685
Institutional Class	73	— [a]
Cost of shares redeemed
A-Class	(13,620,376)	(28,967,385)
B-Class	(876,165)	(1,734,071)
C-Class	(206,448)	(443,550)
Institutional Class	—	— [a]
Net decrease from capital share transactions	(12,289,085)	(26,755,523)
Net increase in net assets	560,562	15,347,648

Net assets:
Beginning of period	178,300,793	162,953,145
End of period	$178,861,355	$178,300,793
Undistributed net investment income at end of period	$251,818	$317,574

Capital share activity:
Shares sold
A-Class	72,799	200,433
B-Class	4,807	9,082
C-Class	8,842	7,018
Institutional Class	578	480 [a]
Shares issued from reinvestment of distributions
A-Class	27,448	10,201
Institutional Class	4	— [a]
Shares redeemed
A-Class	(635,001)	(1,425,434)
B-Class	(50,774)	(108,033)
C-Class	(11,198)	(25,344)
Institutional Class	—	— [a]
Net decrease in shares	(582,495)	(1,331,597)

a Since the commencement of operations: March 1, 2012.

See Notes to Financial Statements.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

large cap core fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2013[a]	2012	2011[f]	2010[f]	2009[f]	2008[f]
Per Share Data
Net asset value, beginning of period	$21.25	$16.79	$17.56	$16.20	$17.04	$27.36
Income (loss) from investment operations:
Net investment income[b]	.07	.06	.01	.04	.04	.04
Net gain (loss) on investments (realized and unrealized)	1.64	4.42	(.74)	1.32	(.80)	(6.44)
Total from investment operations	1.71	4.48	(.73)	1.36	(.76)	(6.40)
Less distributions from:
Net investment income	(.08)	(.02)	(.04)	—	(.04)	—
Net realized gains	—	—	—	—	—	(3.88)
Return of capital	—	—	—	—	(.04)	(.04)
Total distributions	(.08)	(.02)	(.04)	—	(.08)	(3.92)
Net asset value, end of period	$22.88	$21.25	$16.79	$17.56	$16.20	$17.04

Total Return[c]	8.07%	26.71%	(4.11%)	8.40%	(4.32%)	(26.12%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$172,868	$171,907	$156,232	$174,371	$175,404	$205,908
Ratios to average net assets:
Net investment income	0.67%	0.32%	0.06%	0.31%	0.28%	0.15%
Total expenses[d]	1.34%	1.36%	1.35%	1.43%	1.49%	1.36%
Portfolio turnover rate	49%	101%	92%	100%	69%	111%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2013[a]	2012	2011[f]	2010[f]	2009[f]	2008[f]
Per Share Data
Net asset value, beginning of period	$17.13	$13.69	$14.40	$13.36	$14.12	$23.56
Income (loss) from investment operations:
Net investment loss[b]	(.04)	(.15)	(.11)	(.08)	(.04)	(.12)
Net gain (loss) on investments (realized and unrealized)	1.32	3.59	(.60)	1.12	(.68)	(5.40)
Total from investment operations	1.28	3.44	(.71)	1.04	(.72)	(5.52)
Less distributions from:
Net realized gains	—	—	—	—	—	(3.88)
Return of capital	—	—	—	—	(.04)	(.04)
Total distributions	—	—	—	—	(.04)	(3.92)
Net asset value, end of period	$18.41	$17.13	$13.69	$14.40	$13.36	$14.12

Total Return[c]	7.47%	25.13%	(4.93%)	7.78%	(4.96%)	(26.69%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,220	$4,714	$5,121	$6,817	$7,784	$10,621
Ratios to average net assets:
Net investment loss	(0.45%)	(0.92%)	(0.70%)	(0.48%)	(0.46%)	(0.61%)
Total expenses[d]	2.46%	2.59%	2.10%	2.17%	2.24%	2.11%
Portfolio turnover rate	49%	101%	92%	100%	69%	111%

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

large cap core fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2013[a]	2012	2011[f]	2010[f]	2009[f]	2008[f]
Per Share Data
Net asset value, beginning of period	$18.60	$14.81	$15.56	$14.48	$15.24	$25.12
Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.10)	(.12)	(.08)	(.04)	(.12)
Net gain (loss) on investments (realized and unrealized)	1.44	3.89	(.63)	1.16	(.68)	(5.84)
Total from investment operations	1.41	3.79	(.75)	1.08	(.72)	(5.96)
Less distributions from:
Net realized gains	—	—	—	—	—	(3.88)
Return of capital	—	—	—	—	(.04)	(.04)
Total distributions	—	—	—	—	(.04)	(3.92)
Net asset value, end of period	$20.01	$18.60	$14.81	$15.56	$14.48	$15.24

Total Return[c]	7.58%	25.59%	(4.82%)	7.46%	(4.60%)	(26.79%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,748	$1,669	$1,600	$2,158	$2,244	$2,915
Ratios to average net assets:
Net investment loss	(0.29%)	(0.55%)	(0.70%)	(0.44%)	(0.47%)	(0.60%)
Total expenses[d]	2.30%	2.22%	2.10%	2.18%	2.24%	2.11%
Portfolio turnover rate	49%	101%	92%	100%	69%	111%

	Period Ended	Period Ended
	March 28,	September 30,
Institutional Class	2013[a]	2012[e]
Per Share Data
Net asset value, beginning of period	$21.28	$20.84
Income (loss) from investment operations:
Net investment income[b]	.08	.07
Net gain on investments (realized and unrealized)	1.64	.37
Total from investment operations	1.72	.44
Less distributions from:
Net investment income	(.15)	—
Total distributions	(.15)	—
Net asset value, end of period	$22.85	$21.28

Total Return[c]	8.16%	2.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24	$10
Ratios to average net assets:
Net investment income	0.78%	0.59%
Total expenses[d]	1.25%	1.12%
Portfolio turnover rate	49%	101%

[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Since commencement of operations: March 1, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turn-over rate stated is for the entire fiscal year of the Fund, not since commencement of operations of the Class.
[f]	Per share amounts for years ended September 30, 2008 – September 30, 2010 and the period October 1, 2010 through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.

See Notes to Financial Statements.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

FUND PROFILE (Unaudited)	March 28, 2013

MID CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 1, 1997
B-Class	May 1, 1997
C-Class	January 29, 1999

Ten Largest Holdings (% of Total Net Assets)
Hanover Insurance Group, Inc.	4.4%
Computer Sciences Corp.	3.4%
Cree, Inc.	2.8%
Owens-Illinois, Inc.	2.5%
WR Berkley Corp.	2.4%
Covanta Holding Corp.	2.3%
Reinsurance Group of America, Inc. — Class A	2.2%
American Financial Group, Inc.	2.2%
Quanta Services, Inc.	2.1%
URS Corp.	2.0%
Top Ten Total	26.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
MID CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.1%

Financials - 27.0%
Hanover Insurance Group, Inc.[1]	1,078,640	$53,586,836
WR Berkley Corp.	666,110	29,555,301
Reinsurance Group of America,
Inc. — Class A	454,574	27,124,430
American Financial Group, Inc.	552,000	26,153,760
Alleghany Corp.*	56,390	22,325,929
Northern Trust Corp.	352,130	19,212,213
RenaissanceRe Holdings Ltd.	167,200	15,380,728
Endurance Specialty Holdings Ltd.	309,400	14,792,414
Ocwen Financial Corp.*	388,684	14,738,897
Lexington Realty Trust	1,130,480	13,339,664
Huntington Bancshares, Inc.	1,539,620	11,377,791
Employers Holdings, Inc.	451,320	10,583,454
Home Loan Servicing Solutions Ltd.	423,227	9,873,886
Zions Bancorporation	288,250	7,203,368
Redwood Trust, Inc.	289,617	6,713,322
SVB Financial Group*	94,420	6,698,155
City National Corp.	111,290	6,556,094
Citizens Republic Bancorp, Inc.*	272,170	6,137,434
First Midwest Bancorp, Inc.	460,198	6,111,429
Wintrust Financial Corp.	152,840	5,661,194
Investors Real Estate Trust	562,530	5,552,171
First Niagara Financial Group, Inc.	612,990	5,431,091
BancorpSouth, Inc.	185,110	3,017,293
Total Financials		327,126,854
Industrials - 17.3%
Covanta Holding Corp.	1,412,060	28,453,009
Quanta Services, Inc.*	871,720	24,913,759
URS Corp.	510,500	24,202,805
Aegion Corp. — Class A*	934,656	21,637,286
Navigant Consulting, Inc.*	1,528,150	20,079,891
General Cable Corp.*	494,721	18,121,630
Orbital Sciences Corp.*	984,140	16,425,297
ICF International, Inc.*	422,370	11,488,464
Saia, Inc.*	301,573	10,907,895
United Stationers, Inc.	176,492	6,821,416
DigitalGlobe, Inc.*	235,553	6,809,837
Babcock & Wilcox Co.	215,496	6,122,241
Equifax, Inc.	106,240	6,118,362
DryShips, Inc.*	2,764,010	5,638,580
Atlas Air Worldwide Holdings, Inc.*	28,257	1,151,755
Towers Watson & Co. — Class A	15,375	1,065,795
Thermoenergy Corp.*	2,701,839	134,822
Total Industrials		210,092,844
Information Technology - 12.5%
Computer Sciences Corp.	829,420	40,832,347
Cree, Inc.*,1	618,600	33,843,606
IXYS Corp.[4]	2,136,329	20,487,395
RF Micro Devices, Inc.*	2,464,500	13,111,140
Global Payments, Inc.	257,220	12,773,545
Maxwell Technologies, Inc.*,4	1,704,971	9,189,794
Semtech Corp.*	222,670	7,880,291
Power-One, Inc.*	1,610,009	6,681,537
Symmetricom, Inc.*	938,871	4,262,474
Euronet Worldwide, Inc.*	105,635	2,782,426
Total Information Technology		151,844,555
Consumer Discretionary - 9.7%
Cabela’s, Inc.*,1	316,150	19,215,597
Chico’s FAS, Inc.	996,820	16,746,576
Brown Shoe Company, Inc.	992,755	15,884,080
Jones Group, Inc.	871,123	11,080,684
Maidenform Brands, Inc.*	631,550	11,071,072
Jack in the Box, Inc.*	311,780	10,784,470
Scholastic Corp.	361,060	9,622,249
DeVry, Inc.	279,210	8,864,918
Guess?, Inc.	343,808	8,536,753
Gentex Corp.	313,640	6,275,936
Total Consumer Discretionary		118,082,335
Energy - 9.2%
McDermott International, Inc.*	1,612,053	17,716,462
Whiting Petroleum Corp.*	317,962	16,165,189
Goodrich Petroleum Corp.*	997,659	15,613,363
SandRidge Energy, Inc.*	2,806,090	14,788,094
Resolute Energy Corp.*	1,159,390	13,344,579
Oasis Petroleum, Inc.*	311,513	11,859,300
Gulfport Energy Corp.*	202,881	9,298,036
Superior Energy Services, Inc.*	261,940	6,802,582
Sanchez Energy Corp.*	322,175	6,417,726
Total Energy		112,005,331
Materials - 9.2%
Owens-Illinois, Inc.*	1,148,180	30,598,997
Sonoco Products Co.	576,950	20,187,481
Coeur d’Alene Mines Corp.*	876,140	16,524,000
Allied Nevada Gold Corp.*	838,450	13,800,887
Landec Corp.*	867,563	12,553,636
Zoltek Companies, Inc.*	955,626	11,419,731
Globe Specialty Metals, Inc.	425,030	5,916,418
Total Materials		111,001,150
Health Care - 5.3%
Hologic, Inc.*	592,511	13,390,749
Universal Health Services,
Inc. — Class B	194,520	12,423,992
MEDNAX, Inc.*	134,271	12,034,710
Forest Laboratories, Inc.*	280,790	10,681,252
Kindred Healthcare, Inc.*	782,716	8,241,999
Alere, Inc.*	271,274	6,925,625
Total Health Care		63,698,327

See Notes to Financial Statements.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 28, 2013
MID CAP VALUE FUND

	Shares	Value

Utilities - 4.8%
Black Hills Corp.	363,140	$15,992,686
UGI Corp.	345,592	13,267,277
Pepco Holdings, Inc.	592,020	12,669,228
Great Plains Energy, Inc.	406,127	9,418,085
MDU Resources Group, Inc.	283,058	7,073,619
Total Utilities		58,420,895
Consumer Staples - 4.1%
Bunge Ltd.	236,959	17,494,683
Hormel Foods Corp.	392,400	16,213,968
Darling International, Inc.*	575,424	10,334,615
JM Smucker Co.	61,580	6,106,273
Total Consumer Staples		50,149,539
Total Common Stocks
(Cost $957,401,543)		1,202,421,830
CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2,3	858,334	107,772
Total Convertible Preferred Stocks
(Cost $819,654)		107,772

	Face
	Amount
CONVERTIBLE BONDS†† - 0.5%
Industrials - 0.5%
DryShips, Inc.
5.00% due 12/01/14	$7,525,000	6,485,609
Total Convertible Bonds
(Cost $6,335,045)		6,485,609
Total Long Investments - 99.6%
(Cost $964,556,242)		1,209,015,211

	Contracts	Value

OPTIONS WRITTEN† - 0.0%
Call Options on:
Cree, Inc.
Expiring May 2013 with
strike price of $60.00	455	$(93,275)
Cabela’s Inc.
Expiring June 2013 with
strike price of $65.00	1,050	(220,500)
Total Call Options		(313,775)
Put Options on:
DeVry, Inc.
Expiring May 2013
with strike price of $25.00	842	(8,420)
Allied Nevada Gold Corp.
Expiring June 2013
with strike price of $15.00	2,174	(152,180)
Total Put Options		(160,600)
Total Options Written
(Premiums received $684,167)		(474,375)
Other Assets & Liabilities, net - 0.4%		4,365,322
Total Net Assets - 100.0%		$1,212,906,158

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as collateral for open options written at March 28, 2013.

[2]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Illiquid security.

[4]	Affiliated issuers — See Note 10.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

MID CAP VALUE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 28, 2013

Assets:
Investments in unaffiliated issuers, at value
(cost $926,853,860)	$1,179,338,022
Investments in affiliated issuers, at value
(cost $37,702,382)	29,677,189
Total investments
(cost $964,556,242)	1,209,015,211
Cash	2,201,230
Prepaid expenses	57,419
Receivables:
Securities sold	8,237,444
Fund shares sold	1,338,741
Dividends	1,333,866
Interest	125,072
Total assets	1,222,308,983
Liabilities:
Options written, at value
(premiums received $684,167)	474,375
Payable for:
Securities purchased	4,074,962
Fund shares redeemed	2,939,990
Management fees	805,802
Distribution and service fees	398,126
Fund accounting/administration fees	96,688
Transfer agent/maintenance fees	87,808
Directors’ fees*	110
Miscellaneous	524,964
Total liabilities	9,402,825
Net assets	$1,212,906,158
Net assets consist of:
Paid in capital	$934,201,729
Accumulated net investment loss	(3,454,205)
Accumulated net realized gain on investments	37,489,873
Net unrealized appreciation on investments	244,668,761
Net assets	$1,212,906,158
A-Class:
Net assets	$984,310,907
Capital shares outstanding	27,811,584
Net asset value per share	$35.39
Maximum offering price per share
(Net asset value divided by 95.25%)	$37.15
B-Class:
Net assets	$22,592,111
Capital shares outstanding	783,937
Net asset value per share	$28.82
C-Class:
Net assets	$206,003,140
Capital shares outstanding	6,886,191
Net asset value per share	$29.92

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 28, 2013

Investment Income:
Dividends from unaffiliated issuers	$7,458,364
Dividends from affiliated issuers	128,180
Interest	720,811
Total investment income	8,307,355

Expenses:
Management fees	4,457,758
Transfer agent/maintenance fees
A-Class	896,455
B-Class	25,578
C-Class	136,410
Distribution and service fees:
A-Class	1,136,093
B-Class	113,569
C-Class	953,780
Fund accounting/administration fees	533,107
Directors’ fees*	36,306
Custodian fees	20,431
Miscellaneous	242,505
Total expenses	8,551,992
Net investment loss	(244,637)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	61,557,303
Options written	394,945
Net realized gain	61,952,248
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	145,427,885
Investments in affiliated issuers	(5,251,370)
Options written	273,518
Net change in unrealized appreciation (depreciation)	140,450,033
Net realized and unrealized gain	202,402,281
Net increase in net assets resulting from operations	$202,157,644

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

MID CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Year Ended
	2013	September 30,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(244,637)	$(4,309,556)
Net realized gain on investments	61,952,248	111,200,171
Net change in unrealized appreciation (depreciation) on investments	140,450,033	158,502,504
Net increase in net assets resulting from operations	202,157,644	265,393,119

Distributions to shareholders from:
Net realized gains
A-Class	(92,674,750)	(19,357,542)
B-Class	(2,844,203)	(613,604)
C-Class	(22,741,115)	(4,226,845)
Total distributions to shareholders	(118,260,068)	(24,197,991)

Capital share transactions:
Proceeds from sale of shares
A-Class	81,597,401	171,642,951
B-Class	81,635	205,712
C-Class	12,605,760	16,672,547
Distributions reinvested
A-Class	83,496,316	16,566,240
B-Class	2,720,726	589,906
C-Class	16,692,864	3,099,583
Cost of shares redeemed
A-Class	(155,790,757)	(457,393,244)
B-Class	(5,083,959)	(10,129,746)
C-Class	(25,528,691)	(54,403,876)
Net increase (decrease) from capital share transactions	10,791,295	(313,149,927)
Net increase (decrease) in net assets	94,688,871	(71,954,799)

Net assets:
Beginning of period	1,118,217,287	1,190,172,086
End of period	$1,212,906,158	$1,118,217,287
Accumulated net investment loss at end of period	$(3,454,205)	$(3,209,568)

Capital share activity:
Shares sold
A-Class	2,479,191	5,549,566
B-Class	3,171	7,545
C-Class	462,260	619,563
Shares issued from reinvestment of distributions
A-Class	2,764,774	573,427
B-Class	110,419	24,226
C-Class	652,575	123,440
Shares redeemed
A-Class	(4,758,106)	(14,678,321)
B-Class	(188,211)	(389,584)
C-Class	(923,520)	(2,017,676)
Net increase (decrease) in shares	602,553	(10,187,814)

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$33.05	$27.13	$29.55	$26.58	$28.41	$40.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.07)	(.03)	.11	.08	.25
Net gain (loss) on investments (realized and unrealized)	5.86	6.54	(2.31)	2.90	.82	(4.77)
Total from investment operations	5.87	6.47	(2.34)	3.01	.90	(4.52)
Less distributions from:
Net investment income	—	—	(.08)	(.04)	(.14)	(.14)
Net realized gains	(3.53)	(.55)	—	—	(2.59)	(7.72)
Total distributions	(3.53)	(.55)	(.08)	(.04)	(2.73)	(7.86)
Net asset value, end of period	$35.39	$33.05	$27.13	$29.55	$26.58	$28.41

Total Return[c]	19.60%	24.13%	(7.98%)	11.32%	6.90%	(12.48%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$984,311	$903,221	$973,467	$1,056,655	$781,883	$656,044
Ratios to average net assets:
Net investment income (loss)	0.09%	(0.22%)	(0.10%)	0.38%	0.40%	0.79%
Total expenses	1.39%	1.46%	1.32%	1.37%	1.48%	1.37%
Portfolio turnover rate	13%	19%	28%	23%	31%	68%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$27.66	$22.99	$25.17	$22.78	$24.83	$36.78
Income (loss) from investment operations:
Net investment loss[b]	(.09)	(.29)	(.24)	(.09)	(.06)	(—)[d]
Net gain (loss) on investments (realized and unrealized)	4.78	5.51	(1.94)	2.48	.60	(4.23)
Total from investment operations	4.69	5.22	(2.18)	2.39	.54	(4.23)
Less distributions from:
Net realized gains	(3.53)	(.55)	—	—	(2.59)	(7.72)
Total distributions	(3.53)	(.55)	—	—	(2.59)	(7.72)
Net asset value, end of period	$28.82	$27.66	$22.99	$25.17	$22.78	$24.83

Total Return[c]	19.13%	23.02%	(8.66%)	10.49%	6.17%	(13.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,592	$23,747	$27,960	$42,321	$58,221	$66,641
Ratios to average net assets:
Net investment loss	(0.69%)	(1.09%)	(0.86%)	(0.40%)	(0.34%)	(0.01%)
Total expenses	2.16%	2.33%	2.07%	2.12%	2.23%	2.12%
Portfolio turnover rate	13%	19%	28%	23%	31%	68%

See Notes to Financial Statements.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$28.57	$23.68	$25.93	$23.47	$25.49	$37.54
Income (loss) from investment operations:
Net investment loss[b]	(.08)	(.25)	(.24)	(.09)	(.07)	(—)[d]
Net gain (loss) on investments (realized and unrealized)	4.96	5.69	(2.01)	2.55	.64	(4.33)
Total from investment operations	4.88	5.44	(2.25)	2.46	.57	(4.33)
Less distributions from:
Net realized gains	(3.53)	(.55)	—	—	(2.59)	(7.72)
Total distributions	(3.53)	(.55)	—	—	(2.59)	(7.72)
Net asset value, end of period	$29.92	$28.57	$23.68	$25.93	$23.47	$25.49

Total Return[c]	19.18%	23.28%	(8.68%)	10.48%	6.13%	(13.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$206,003	$191,249	$188,745	$193,986	$139,121	$113,192
Ratios to average net assets:
Net investment loss	(0.60%)	(0.92%)	(0.85%)	(0.37%)	(0.35%)	(0.01%)
Total expenses	2.08%	2.16%	2.07%	2.12%	2.22%	2.12%
Portfolio turnover rate	13%	19%	28%	23%	31%	68%

[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net investment loss is less than $0.01 per share.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	March 28, 2013

MID CAP VALUE INSTITUTIONAL FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:
July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
Hanover Insurance Group, Inc.	4.4%
Computer Sciences Corp.	3.2%
Cree, Inc.	2.8%
Owens-Illinois, Inc.	2.5%
WR Berkley Corp.	2.4%
Covanta Holding Corp.	2.4%
American Financial Group, Inc.	2.3%
Reinsurance Group of America, Inc. — Class A	2.2%
Quanta Services, Inc.	2.1%
URS Corp.	2.0%
Top Ten Total	26.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

COMMON STOCKS† - 98.6%

Financials - 26.8%
Hanover Insurance Group, Inc.[1]	472,263	$23,462,025
WR Berkley Corp.	289,530	12,846,446
American Financial Group, Inc.	257,940	12,221,197
Reinsurance Group of
America, Inc. — Class A	201,193	12,005,187
Alleghany Corp.*	26,538	10,506,925
Northern Trust Corp.	155,120	8,463,347
Endurance Specialty Holdings Ltd.	137,230	6,560,966
RenaissanceRe Holdings Ltd.	70,560	6,490,814
Ocwen Financial Corp.*	167,858	6,365,175
Lexington Realty Trust	473,740	5,590,132
Huntington Bancshares, Inc.	690,090	5,099,766
Employers Holdings, Inc.	203,674	4,776,155
Home Loan Servicing Solutions Ltd.	186,220	4,344,513
Zions Bancorporation	126,980	3,173,230
SVB Financial Group*	41,590	2,950,395
City National Corp.	49,030	2,888,357
Citizens Republic Bancorp, Inc.*	119,880	2,703,294
First Midwest Bancorp, Inc.	202,729	2,692,241
Wintrust Financial Corp.	67,330	2,493,903
First Niagara Financial Group, Inc.	272,040	2,410,274
Redwood Trust, Inc.	102,770	2,382,209
Investors Real Estate Trust	224,810	2,218,875
BancorpSouth, Inc.	82,000	1,336,600
Bimini Capital Management,
Inc. — Class A*	231,762	76,481
Total Financials		144,058,507
Industrials - 17.1%
Covanta Holding Corp.	632,910	12,753,137
Quanta Services, Inc.*	403,680	11,537,175
URS Corp.	226,467	10,736,800
Aegion Corp. — Class A*	410,115	9,494,162
Navigant Consulting, Inc.*	677,970	8,908,526
General Cable Corp.*	223,614	8,190,981
Orbital Sciences Corp.*	425,898	7,108,238
Saia, Inc.*	133,968	4,845,623
ICF International, Inc.*	169,633	4,614,018
DigitalGlobe, Inc.*	102,541	2,964,460
Equifax, Inc.	47,460	2,733,221
Babcock & Wilcox Co.	96,135	2,731,195
United Stationers, Inc.	68,416	2,644,278
DryShips, Inc.*	1,064,081	2,170,725
Towers Watson & Co. — Class A	6,915	479,348
Total Industrials		91,911,887
Information Technology - 12.3%
Computer Sciences Corp.	353,830	17,419,051
Cree, Inc.*,1	277,730	15,194,608
IXYS Corp.	938,399	8,999,246
RF Micro Devices, Inc.*	1,093,730	5,818,644
Global Payments, Inc.	111,700	5,547,022
Maxwell Technologies, Inc.*	745,841	4,020,083
Semtech Corp.*	97,250	3,441,678
Power-One, Inc.*	711,585	2,953,078
Symmetricom, Inc.*	418,141	1,898,360
Euronet Worldwide, Inc.*	45,610	1,201,367
Total Information Technology		66,493,137
Consumer Discretionary - 9.7%
Cabela’s, Inc.*,1	141,040	8,572,411
Brown Shoe Company, Inc.	465,048	7,440,768
Chico’s FAS, Inc.	442,290	7,430,472
Jones Group, Inc.	384,334	4,888,729
Jack in the Box, Inc.*	139,660	4,830,839
Maidenform Brands, Inc.*	269,927	4,731,820
Scholastic Corp.	151,870	4,047,336
DeVry, Inc.	120,643	3,830,415
Guess?, Inc.	150,891	3,746,624
Gentex Corp.	136,330	2,727,963
HydroGen Corp.*,5	1,265,700	15,695
Total Consumer Discretionary		52,263,072
Energy - 9.0%
McDermott International, Inc.*	718,021	7,891,050
Whiting Petroleum Corp.*	140,681	7,152,222
Goodrich Petroleum Corp.*	423,472	6,627,337
SandRidge Energy, Inc.*	1,145,051	6,034,419
Resolute Energy Corp.*	505,020	5,812,780
Oasis Petroleum, Inc.*	137,717	5,242,886
Gulfport Energy Corp.*	91,232	4,181,163
Superior Energy Services, Inc.*	113,050	2,935,909
Sanchez Energy Corp.*	131,221	2,613,922
Total Energy		48,491,688
Materials - 8.7%
Owens-Illinois, Inc.*	509,260	13,571,779
Coeur d’Alene Mines Corp.*	399,680	7,537,965
Sonoco Products Co.	197,286	6,903,037
Allied Nevada Gold Corp.*	371,010	6,106,825
Landec Corp.*	370,000	5,353,900
Zoltek Companies, Inc.*	392,264	4,687,555
Globe Specialty Metals, Inc.	177,120	2,465,510
Total Materials		46,626,571
Utilities - 5.2%
Black Hills Corp.	162,769	7,168,347
Great Plains Energy, Inc.	291,565	6,761,392
UGI Corp.	147,660	5,668,667
Pepco Holdings, Inc.	259,690	5,557,366
MDU Resources Group, Inc.	124,307	3,106,432
Total Utilities		28,262,204
Health Care - 5.2%
Universal Health Services,
Inc. — Class B	96,770	6,180,701
Hologic, Inc.*	244,402	5,523,485
MEDNAX, Inc.*	59,583	5,340,424
Forest Laboratories, Inc.*	126,000	4,793,040
Kindred Healthcare, Inc.*	304,621	3,207,659
Alere, Inc.*	117,799	3,007,408
Total Health Care		28,052,717

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 28, 2013
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

Consumer Staples - 4.6%
Hormel Foods Corp.	208,720	$8,624,311
Bunge Ltd.	105,908	7,819,188
Darling International, Inc.*	255,592	4,590,432
JM Smucker Co.	39,570	3,923,761
Total Consumer Staples		24,957,692
Total Common Stocks
(Cost $430,746,565)		531,117,475
CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2,4	793,750	99,663
Total Convertible Preferred Stocks
(Cost $757,980)		99,663

	Face Amount
CONVERTIBLE BONDS†† - 0.7%
Industrials - 0.7%
DryShips, Inc.
5.00% due 12/01/14	$4,225,000	3,641,422
Total Convertible Bonds
(Cost $3,524,173)		3,641,422
REPURCHASE AGREEMENT††,3 - 1.7%
UMB Financial Corp.
issued 03/28/13 at 0.02%
due 04/01/13	9,185,000	9,185,000
Total Repurchase Agreement
(Cost $9,185,000)		9,185,000
Total Long Investments - 101.0%
(Cost $444,213,718)		$544,043,560

	Contracts	Value

OPTIONS WRITTEN† - 0.0%
Call Options on:
Cree, Inc.
Expiring May 2013 with
strike price of $60.00	205	$(42,025)
Cabela’s Inc.
Expiring June 2013 with
strike price of $65.00	470	(98,700)
Total Call Options		(140,725)
Put Options on:
DeVry, Inc.
Expiring May 2013 with
strike price of $25.00	371	(3,710)
Allied Nevada Gold Corp.
Expiring June 2013 with
strike price of $15.00	978	(68,460)
Total Put Options		(72,170)
Total Options Written
(Premiums received $305,072)		$(212,895)
Other Assets & Liabilities, net - (1.0)%		(5,135,200)
Total Net Assets - 100.0%		$538,695,465

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as collateral for open options written at March 28, 2013.

[2]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Repurchase Agreement — See Note 5.

[4]	Illiquid security.

[5]	Affiliated issuers — See Note 10.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

MID CAP VALUE INSTITUTIONAL FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 28, 2013

Assets:
Investments in unaffiliated issuers, at value
(cost $435,026,187)	$534,842,865
Investments in affiliated issuers, at value
(cost $2,531)	15,695
Repurchase agreements, at value
(cost $9,185,000)	9,185,000
Total investments
(cost $444,213,718)	544,043,560
Cash	249,208
Prepaid expenses	21,095
Receivables:
Securities sold	3,279,184
Fund shares sold	773,792
Dividends	578,062
Interest	70,244
Total assets	549,015,145
Liabilities:
Options written, at value
(premiums received $305,072)	212,895
Payable for:
Fund shares redeemed	7,818,988
Securities purchased	1,848,642
Management fees	340,310
Fund accounting/administration fees	43,106
Transfer agent/maintenance fees	14,392
Directors’ fees*	223
Miscellaneous	41,124
Total liabilities	10,319,680
Net assets	$538,695,465
Net assets consist of:
Paid in capital	$420,291,427
Undistributed net investment income	1,324,750
Accumulated net realized gain on investments	17,157,269
Net unrealized appreciation on investments	99,922,019
Net assets	$538,695,465
Capital shares outstanding	44,354,630
Net asset value per share	$12.15

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 28, 2013

Investment Income:
Dividends	$3,314,997
Interest	459,115
Total investment income	3,774,112
Expenses:
Management fees	1,862,687
Transfer agent/maintenance fees	216,123
Fund accounting/administration fees	235,938
Directors’ fees*	16,077
Custodian fees	9,537
Miscellaneous	109,000
Total expenses	2,449,362
Net investment income	1,324,750
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	25,047,067
Options written	187,486
Net realized gain	25,234,553
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	63,758,086
Investments in affiliated issuers	507
Options written	122,941
Net change in unrealized appreciation (depreciation)	63,881,534
Net realized and unrealized gain	89,116,087
Net increase in net assets resulting from operations	$90,440,837

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID CAP VALUE INSTITUTIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Year Ended
	2013	September 30,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,324,750	$1,542,702
Net realized gain on investments	25,234,553	40,470,116
Net change in unrealized appreciation (depreciation) on investments	63,881,534	72,481,047
Net increase in net assets resulting from operations	90,440,837	114,493,865

Distributions to shareholders from:
Net investment income	(1,542,680)	(1,977,527)
Net realized gains	(46,688,296)	(44,425,740)
Total distributions to shareholders	(48,230,976)	(46,403,267)

Capital share transactions:
Proceeds from sale of shares	72,762,863	168,213,889
Distributions reinvested	27,245,300	20,469,550
Cost of shares redeemed	(94,263,273)	(238,299,328)
Net increase (decrease) from capital share transactions	5,744,890	(49,615,889)
Net increase in net assets	47,954,751	18,474,709

Net assets:
Beginning of period	490,740,714	472,266,005
End of period	$538,695,465	$490,740,714
Undistributed net investment income at end of period	$1,324,750	$1,542,680

Capital share activity:
Shares sold	6,581,143	16,021,148
Shares issued from reinvestment of distributions	2,629,855	2,088,722
Shares redeemed	(8,339,867)	(21,974,810)
Net increase (decrease) in shares	871,131	(3,864,940)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

MID CAP VALUE INSTITUTIONAL FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
Institutional Class	2013[a]	2012	2011	2010	2009	2008[b]
Per Share Data
Net asset value, beginning of period	$11.29	$9.97	$11.34	$10.49	$10.68	$10.00
Income (loss) from investment operations:
Net investment income[c]	.03	.03	.04	.08	.08	.04
Net gain (loss) on investments
(realized and unrealized)	1.99	2.30	(.87)	1.13	.27	.64
Total from investment operations	2.02	2.33	(.83)	1.21	.35	.68
Less distributions from:
Net investment income	(.04)	(.04)	(.06)	(.01)	(.06)	—
Net realized gains	(1.12)	(.97)	(.48)	(.35)	(.48)	—
Total distributions	(1.16)	(1.01)	(.54)	(.36)	(.54)	—
Net asset value, end of period	$12.15	$11.29	$9.97	$11.34	$10.49	$10.68

Total Return[d]	19.64%	24.96%	(8.05%)	11.76%	5.30%	6.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$538,695	$490,741	$472,266	$514,447	$317,455	$17,436
Ratios to average net assets:
Net investment income	0.53%	0.30%	0.34%	0.78%	0.82%	1.81%
Total expenses	0.99%	1.01%	0.98%	0.95%	0.98%	1.19%
Net expenses[e]	0.99%	0.98%	0.90%	0.90%	0.91%	1.10%
Portfolio turnover rate	14%	33%	38%	20%	76%	63%

[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: July 11, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income per share was computed using average shares outstanding throughout the period.

[d]	Not annualized.

[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 28, 2013

SMALL CAP GROWTH FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 15, 1997
B-Class	October 15, 1997
C-Class	January 29, 1999
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
iShares Russell 2000 Growth Index Fund	8.3%
PowerShares S&P SmallCap Health Care Portfolio	4.0%
Triumph Group, Inc.	2.2%
B/E Aerospace, Inc.	1.8%
Jarden Corp.	1.7%
NorthWestern Corp.	1.6%
Vail Resorts, Inc.	1.6%
IBERIABANK Corp.	1.6%
athenahealth, Inc.	1.5%
Hanesbrands, Inc.	1.5%
Top Ten Total	25.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
SMALL CAP GROWTH FUND

	Shares	Value

COMMON STOCKS† - 83.6%

Consumer Discretionary - 17.7%
Jarden Corp.*	5,273	$225,927
Vail Resorts, Inc.	3,525	219,678
Hanesbrands, Inc.*	4,640	211,397
Oxford Industries, Inc.	3,865	205,231
Pier 1 Imports, Inc.	7,900	181,700
MDC Partners, Inc. — Class A	10,900	176,253
Penn National Gaming, Inc.*	3,075	167,372
Monro Muffler Brake, Inc.	4,075	161,818
Imax Corp.*	5,700	152,361
Pinnacle Entertainment, Inc.*	9,814	143,481
Lennar Corp. — Class A	2,975	123,403
G-III Apparel Group Ltd.*	2,850	114,314
Ulta Salon Cosmetics & Fragrance, Inc.*	1,310	106,333
Ignite Restaurant Group, Inc.*	6,550	96,154
SodaStream International Ltd.*	1,275	63,291
HomeAway, Inc.*	1,400	45,500
Select Comfort Corp.*	1,310	25,899
Total Consumer Discretionary		2,420,112
Information Technology - 16.7%
Alliance Data Systems Corp.*	1,305	211,266
Cavium, Inc.*	5,100	197,931
IAC/InterActiveCorp	3,787	169,203
Cadence Design Systems, Inc.*	12,120	168,831
Informatica Corp.*	4,850	167,179
Aruba Networks, Inc.*	6,250	154,624
Nuance Communications, Inc.*	7,275	146,810
FEI Co.	2,150	138,782
Nanometrics, Inc.*	9,565	138,023
Lattice Semiconductor Corp.*	22,600	123,170
Sourcefire, Inc.*	1,950	115,499
Harmonic, Inc.*	19,300	111,747
Aspen Technology, Inc.*	2,850	92,027
Ciena Corp.*	5,450	87,255
SYNNEX Corp.*	1,760	65,120
Rofin-Sinar Technologies, Inc.*	2,110	57,160
Riverbed Technology, Inc.*	3,683	54,914
QLIK Technologies, Inc.*	1,949	50,343
Pactera Technology International Ltd. ADR*	5,600	35,952
Total Information Technology		2,285,836
Health Care - 14.8%
athenahealth, Inc.*	2,180	211,547
Cooper Companies, Inc.	1,875	202,275
Endologix, Inc.*	9,400	151,810
Cepheid, Inc.*	3,705	142,160
Haemonetics Corp.*	3,370	140,394
Health Management Associates,
Inc. — Class A*	10,270	132,175
BioMarin Pharmaceutical, Inc.*	2,050	127,633
Acorda Therapeutics, Inc.*	3,750	120,113
Hologic, Inc.*	4,370	98,761
Pharmacyclics, Inc.*	1,050	84,431
Auxilium Pharmaceuticals, Inc.*	4,565	78,883
Exact Sciences Corp.*	7,850	76,930
Incyte Corporation Ltd.*	3,100	72,571
HeartWare International, Inc.*	750	66,323
HMS Holdings Corp.*	2,075	56,336
AngioDynamics, Inc.*	4,760	54,407
Ariad Pharmaceuticals, Inc.*	2,700	48,843
Questcor Pharmaceuticals, Inc.	1,150	37,421
NxStage Medical, Inc.*	2,950	33,276
CardioNet, Inc.*	12,550	30,497
Halozyme Therapeutics, Inc.*	5,240	30,235
Achillion Pharmaceuticals, Inc.*	3,200	27,968
Total Health Care		2,024,989
Industrials - 13.3%
Triumph Group, Inc.	3,890	305,364
B/E Aerospace, Inc.*	4,050	244,175
AECOM Technology Corp.*	6,260	205,328
Kansas City Southern	1,765	195,739
Hexcel Corp.*	5,100	147,951
Crane Co.	2,339	130,656
IDEX Corp.	2,258	120,622
Regal-Beloit Corp.	1,390	113,369
Colfax Corp.*	2,000	93,080
Acuity Brands, Inc.	1,275	88,421
Wabtec Corp.	790	80,667
Beacon Roofing Supply, Inc.*	1,900	73,454
PMFG, Inc.*	2,775	17,122
Total Industrials		1,815,948
Materials - 5.7%
Ashland, Inc.	2,400	178,320
Kaiser Aluminum Corp.	2,645	170,999
Cytec Industries, Inc.	1,973	146,160
Albemarle Corp.	2,012	125,790
HB Fuller Co.	2,380	93,010
Silgan Holdings, Inc.	1,470	69,458
Total Materials		783,737
Energy - 5.4%
Dresser-Rand Group, Inc.*	2,650	163,398
Superior Energy Services, Inc.*	6,080	157,898
Oil States International, Inc.*	1,565	127,657
McDermott International, Inc.*	10,750	118,143
Energy XXI Bermuda Ltd.	3,858	105,015
Stone Energy Corp.*	3,000	65,250
Total Energy		737,361
Financials - 5.4%
IBERIABANK Corp.	4,245	212,335
HCC Insurance Holdings, Inc.	4,550	191,237
Amtrust Financial Services, Inc.	4,005	138,773
Texas Capital Bancshares, Inc.*	2,900	117,305
Stifel Financial Corp.*	2,203	76,378
Total Financials		736,028

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 28, 2013
SMALL CAP GROWTH FUND

	Shares	Value

Consumer Staples - 2.1%
J&J Snack Foods Corp.	1,375	$105,724
Annie’s, Inc.*	2,450	93,737
Boulder Brands, Inc.*	9,000	80,820
Total Consumer Staples		280,281
Utilities - 1.6%
NorthWestern Corp.	5,525	220,227
Telecommunication Services - 0.9%
SBA Communications Corp. — Class A*	1,790	128,916
Total Common Stocks
(Cost $8,935,747)		11,433,435
EXCHANGE TRADED FUNDS† - 12.3%
iShares Russell 2000 Growth Index Fund	10,500	1,131,375
PowerShares S&P SmallCap
Health Care Portfolio	13,570	544,293
Total Exchange Traded Funds
(Cost $1,425,545)		1,675,668
Total Investments - 95.9%
(Cost $10,361,292)		$13,109,103
Other Assets & Liabilities, net - 4.1%		560,759
Total Net Assets - 100.0%		$13,669,862

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4. ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SMALL CAP GROWTH FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 28, 2013

Assets:
Investments, at value
(cost $10,361,292)	$13,109,103
Cash	433,070
Prepaid expenses	27,618
Receivables:
Securities sold	255,217
Dividends	7,349
Fund shares sold	2,008
Total assets	13,834,365
Liabilities:
Payable for:
Securities purchased	97,972
Fund shares redeemed	30,593
Management fees	10,132
Distribution and service fees	4,585
Transfer agent/maintenance fees	4,221
Fund accounting/administration fees	2,123
Directors’ fees*	150
Miscellaneous	14,727
Total liabilities	164,503
Net assets	$13,669,862
Net assets consist of:
Paid in capital	$12,587,739
Accumulated net investment loss	(341,739)
Accumulated net realized loss on investments	(1,323,949)
Net unrealized appreciation on investments	2,747,811
Net assets	$13,669,862
A-Class:
Net assets	$11,169,416
Capital shares outstanding	659,220
Net asset value per share	$16.94
Maximum offering price per share
(Net asset value divided by 95.25%)	$17.78
B-Class:
Net assets	$918,845
Capital shares outstanding	63,260
Net asset value per share	$14.52
C-Class:
Net assets	$1,570,748
Capital shares outstanding	104,527
Net asset value per share	$15.03
Institutional Class:
Net assets	$10,853
Capital shares outstanding	638
Net asset value per share	$17.02

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 28, 2013

Investment Income:
Dividends (net of foreign withholding tax of $906)	$43,961
Interest	24
Total investment income	43,985
Expenses:
Management fees	56,300
Transfer agent/maintenance fees
A-Class	19,184
B-Class	6,903
C-Class	3,213
Institutional Class	9
Distribution and service fees:
A-Class	13,365
B-Class	4,599
C-Class	8,126
Fund accounting/administration fees	12,541
Registration fees	28,392
Custodian fees	1,921
Directors’ fees*	578
Miscellaneous	10,205
Total expenses	165,336
Net investment loss	(121,351)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	951,831
Net realized gain	951,831
Net change in unrealized appreciation (depreciation) on:
Investments	525,156
Net change in unrealized appreciation (depreciation)	525,156
Net realized and unrealized gain	1,476,987
Net increase in net assets resulting from operations	$1,355,636

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Year Ended
	2013	September 30,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(121,351)	$(288,638)
Net realized gain on investments	951,831	1,842,282
Net change in unrealized appreciation (depreciation) on investments	525,156	2,071,742
Net increase in net assets resulting from operations	1,355,636	3,625,386

Capital share transactions:
Proceeds from sale of shares
A-Class	1,148,809	3,720,971
B-Class	7,473	35,286
C-Class	30,718	609,027
Institutional Class	—	10,000 [a]
Cost of shares redeemed
A-Class	(1,459,918)	(6,712,367)
B-Class	(182,086)	(588,637)
C-Class	(412,539)	(459,526)
Institutional Class	—	— [a]
Net decrease from capital share transactions	(867,543)	(3,385,246)
Net increase in net assets	488,093	240,140

Net assets:
Beginning of period	13,181,769	12,941,629
End of period	$13,669,862	$13,181,769
Accumulated net investment loss at end of period	$(341,739)	$(220,388)

Capital share activity:
Shares sold
A-Class	73,864	255,712
B-Class	548	2,907
C-Class	2,185	47,790
Institutional Class	—	638 [a]
Shares redeemed
A-Class	(91,185)	(452,150)
B-Class	(13,694)	(47,023)
C-Class	(30,030)	(35,644)
Institutional Class	—	— [a]
Net decrease in shares	(58,312)	(227,770)

a Since commencement of operations: March 1, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$15.31	$11.91	$12.25	$10.56	$11.43	$18.53
Income (loss) from investment operations:
Net investment loss[b]	(.12)	(.24)	(.24)	(.18)	(.18)	(.24)
Net gain (loss) on investments
(realized and unrealized)	1.75	3.64	(.10)	1.87	(.63)	(5.55)
Total from investment operations	1.63	3.40	(.34)	1.69	(.81)	(5.79)
Less distributions from:
Net realized gains	—	—	—	—	(.06)	(1.31)
Total distributions	—	—	—	—	(.06)	(1.31)
Net asset value, end of period	$16.94	$15.31	$11.91	$12.25	$10.56	$11.43

Total Return[c]	10.65%	28.55%	(2.78%)	16.00%	(6.89%)	(33.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,169	$10,356	$10,396	$11,847	$9,966	$12,414
Ratios to average net assets:
Net investment loss	(1.60%)	(1.68%)	(1.68%)	(1.55%)	(2.04%)	(1.59%)
Total expenses[d]	2.27%	2.19%	2.11%	2.26%	2.67%	1.98%
Net expenses[e]	2.27%	2.19%	2.11%	2.26%	2.60%	1.98%
Portfolio turnover rate	43%	82%	101%	112%	200%	169%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$13.25	$10.47	$10.85	$9.43	$10.28	$16.92
Income (loss) from investment operations:
Net investment loss[b]	(.23)	(.42)	(.30)	(.23)	(.21)	(.32)
Net gain (loss) on investments
(realized and unrealized)	1.50	3.20	(.08)	1.65	(.58)	(5.01)
Total from investment operations	1.27	2.78	(.38)	1.42	(.79)	(5.33)
Less distributions from:
Net realized gains	—	—	—	—	(.06)	(1.31)
Total distributions	—	—	—	—	(.06)	(1.31)
Net asset value, end of period	$14.52	$13.25	$10.47	$10.85	$9.43	$10.28

Total Return[c]	9.58%	26.43%	(3.41%)	15.06%	(7.47%)	(33.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$919	$1,012	$1,262	$1,419	$1,766	$2,675
Ratios to average net assets:
Net investment loss	(3.49%)	(3.30%)	(2.44%)	(2.30%)	(2.77%)	(2.42%)
Total expenses[d]	4.15%	3.80%	2.87%	3.02%	3.41%	2.82%
Net expenses[e]	4.15%	3.80%	2.87%	3.02%	3.33%	2.82%
Portfolio turnover rate	43%	82%	101%	112%	200%	169%

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$13.63	$10.68	$11.06	$9.61	$10.48	$17.23
Income (loss) from investment operations:
Net investment loss[b]	(.16)	(.31)	(.31)	(.24)	(.22)	(.33)
Net gain (loss) on investments
(realized and unrealized)	1.56	3.26	(.07)	1.69	(.59)	(5.11)
Total from investment operations	1.40	2.95	(.38)	1.45	(.81)	(5.44)
Less distributions from:
Net realized gains	—	—	—	—	(.06)	(1.31)
Total distributions	—	—	—	—	(.06)	(1.31)
Net asset value, end of period	$15.03	$13.63	$10.68	$11.06	$9.61	$10.48

Total Return[c]	10.27%	27.62%	(3.44%)	15.09%	(7.51%)	(33.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,571	$1,804	$1,284	$1,499	$1,518	$2,318
Ratios to average net assets:
Net investment loss	(2.38%)	(2.41%)	(2.43%)	(2.31%)	(2.77%)	(2.43%)
Total expenses[d]	3.05%	2.93%	2.86%	3.02%	3.40%	2.83%
Net expenses[e]	3.05%	2.93%	2.86%	3.02%	3.33%	2.83%
Portfolio turnover rate	43%	82%	101%	112%	200%	169%

	Period Ended	Period Ended
	March 28,	September 30,
Institutional Class	2013[a]	2012[f]
Per Share Data
Net asset value, beginning of period	$15.34	$15.68
Income (loss) from investment operations:
Net investment loss[b]	(.09)	(.11)
Net gain (loss) on investments
(realized and unrealized)	1.77	(.23)
Total from investment operations	1.68	(.34)
Net asset value, end of period	$17.02	$15.34

Total Return[c]	10.95%	(2.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11	$10
Ratios to average net assets:
Net investment loss	(1.18%)	(1.26%)
Total expenses[d]	1.84%	1.79%
Portfolio turnover rate	43%	82%

[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

[f]	Since commencement of operations: March 1, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire fiscal year of the Fund, not since commencement of operations of the Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

FUND PROFILE (Unaudited)	March 28, 2013

SMALL CAP VALUE FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 11, 2008
C-Class	July 11, 2008
Institutional Class	July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
Hanover Insurance Group, Inc.	3.9%
Cree, Inc.	2.6%
Reinsurance Group of America,
Inc. — Class A	2.1%
Covanta Holding Corp.	2.1%
Home Loan Servicing Solutions Ltd.	2.1%
UGI Corp.	1.8%
Redwood Trust, Inc.	1.6%
Endurance Specialty Holdings Ltd.	1.6%
International Speedway Corp. —
Class A	1.5%
Cabela’s, Inc.	1.5%
Top Ten Total	20.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
SMALL CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 95.5%

Financials - 22.9%
Hanover Insurance Group, Inc.[1]	30,950	$1,537,595
Reinsurance Group of America,
Inc. — Class A	13,700	817,479
Home Loan Servicing Solutions Ltd.	34,600	807,218
Redwood Trust, Inc.	27,903	646,792
Endurance Specialty Holdings Ltd.	13,214	631,761
Horace Mann Educators Corp.	25,390	529,382
Bancorp, Inc.*	35,490	491,537
Ocwen Financial Corp.*	11,921	452,044
1st Source Corp.	17,950	425,415
PrivateBancorp, Inc. — Class A	20,586	389,281
Safeguard Scientifics, Inc.*	21,260	335,908
Employers Holdings, Inc.	14,236	333,834
AMERISAFE, Inc.	8,835	313,996
Lexington Realty Trust	26,397	311,485
Navigators Group, Inc.*	4,800	282,000
Solar Senior Capital Ltd.	13,556	260,275
Berkshire Hills Bancorp, Inc.	7,600	194,104
BancFirst Corp.	4,224	176,141
BancorpSouth, Inc.	5,760	93,888
Total Financials		9,030,135
Industrials - 20.4%
Covanta Holding Corp.	40,390	813,858
Aegion Corp. — Class A*	24,753	573,032
General Cable Corp.*	14,446	529,157
ICF International, Inc.*	19,257	523,790
EnergySolutions, Inc.*	135,565	508,369
Navigant Consulting, Inc.*	37,500	492,750
Orbital Sciences Corp.*	26,774	446,859
Powell Industries, Inc.*	8,107	426,185
Dynamic Materials Corp.	22,792	396,581
Sterling Construction Company, Inc.*	36,138	393,543
KEYW Holding Corp.*	23,595	380,587
Celadon Group, Inc.	17,782	370,933
Energy Recovery, Inc.*	96,450	356,865
Saia, Inc.*	9,528	344,628
Great Lakes Dredge & Dock Corp.	40,595	273,204
PMFG, Inc.*	40,660	250,872
Vitran Corporation, Inc. — Class A*	40,920	250,430
DigitalGlobe, Inc.*	7,129	206,099
Global Power Equipment Group, Inc.	10,630	187,301
DryShips, Inc.*	72,889	148,694
Marten Transport Ltd.	7,180	144,533
Total Industrials		8,018,270
Information Technology - 15.8%
Cree, Inc.*,1	18,820	1,029,641
Insight Enterprises, Inc.*	27,924	575,793
Global Cash Access Holdings, Inc.*	78,950	556,598
Carbonite, Inc.*	46,390	507,971
IXYS Corp.	48,650	466,554
RF Micro Devices, Inc.*	78,810	419,269
Global Payments, Inc.	8,030	398,770
Maxwell Technologies, Inc.*	64,589	348,135
Digi International, Inc.*	38,547	344,225
Silicon Graphics International Corp.*	22,380	307,725
Spansion, Inc. — Class A*	22,860	294,208
Semtech Corp.*	6,590	233,220
Multi-Fineline Electronix, Inc.*	14,240	219,723
Power-One, Inc.*	46,143	191,493
Mercury Systems, Inc.*	17,830	131,407
Symmetricom, Inc.*	24,280	110,231
Euronet Worldwide, Inc.*	3,236	85,236
Total Information Technology		6,220,199
Consumer Discretionary - 12.3%
International Speedway Corp. — Class A	17,991	587,946
Cabela’s, Inc.*,1	9,530	579,233
Brown Shoe Company, Inc.	31,674	506,784
Chico’s FAS, Inc.	30,030	504,504
iRobot Corp.*	18,718	480,304
Maidenform Brands, Inc.*	26,830	470,330
DeVry, Inc.	13,850	439,738
Jones Group, Inc.	24,596	312,861
Scholastic Corp.	10,382	276,680
Guess?, Inc.	10,729	266,401
Coldwater Creek, Inc.*	75,300	237,948
Gentex Corp.	9,750	195,098
Total Consumer Discretionary		4,857,827
Energy - 8.7%
Clayton Williams Energy, Inc.*	12,867	562,674
Abraxas Petroleum Corp.*	239,310	552,806
Goodrich Petroleum Corp.*	32,902	514,916
PDC Energy, Inc.*	9,439	467,891
Resolute Energy Corp.*	36,700	422,417
Oasis Petroleum, Inc.*	9,813	373,581
Gulfport Energy Corp.*	6,300	288,729
Sanchez Energy Corp.*	11,367	226,431
Total Energy		3,409,445
Materials - 5.4%
Zoltek Companies, Inc.*	45,880	548,266
Coeur d’Alene Mines Corp.*	27,680	522,045
Landec Corp.*	31,916	461,825
Allied Nevada Gold Corp.*	26,420	434,873
Globe Specialty Metals, Inc.	11,760	163,699
Total Materials		2,130,708
Utilities - 4.6%
UGI Corp.	18,700	717,893
Black Hills Corp.	11,301	497,696
South Jersey Industries, Inc.	6,790	377,456
MDU Resources Group, Inc.	8,613	215,239
Total Utilities		1,808,284
Health Care - 3.5%
Greatbatch, Inc.*	15,388	459,639
Invacare Corp.	25,830	337,082
Kindred Healthcare, Inc.*	20,736	218,350
Alere, Inc.*	8,464	216,086
Horizon Pharma, Inc.*	57,000	154,470
Total Health Care		1,385,627

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 28, 2013
SMALL CAP VALUE FUND

	Shares	Value

Consumer Staples - 1.9%
Central Garden and Pet Co. — Class A*	45,235	$371,832
Darling International, Inc.*	17,647	316,940
Central Garden and Pet Co.*	5,428	46,789
Total Consumer Staples		735,561
Total Common Stocks
(Cost $31,246,822)		37,596,056
CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2,3	6,250	785
Total Convertible Preferred Stocks
(Cost $5,968)		785
WARRANTS†† - 0.0%
Horizon Pharma, Inc.
$4.58, 09/20/17*	28,500	6,270
Total Warrants
(Cost $—)		6,270

	Face
	Amount
CONVERTIBLE BONDS†† - 0.4%
Industrials - 0.4%
DryShips, Inc.
5.00% due 12/01/14	$200,000	172,375
Total Convertible Bonds
(Cost $166,750)		172,375
Total Long Investments - 95.9%
(Cost $31,419,540)		$37,775,486

	Contracts	Value

OPTIONS WRITTEN† - 0.0%
Call Options on:
Cree, Inc.
Expiring May 2013 with
strike price of $60.00	13	$(2,665)
Cabela’s Inc.
Expiring June 2013 with
strike price of $65.00	30	(6,300)
Total Call Options		(8,965)
Put Options on:
DeVry, Inc.
Expiring May 2013 with
strike price of $25.00	26	(260)
Allied Nevada Gold Corp.
Expiring June 2013 with
strike price of $15.00	71	(4,970)
Total Put Options		(5,230)
Total Options Written
(Premiums received $20,649)		(14,195)
Other Assets & Liabilities, net - 4.1%		1,608,994
Total Net Assets - 100.0%		$39,370,285

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as collateral for open options written at March 28, 2013.

[2]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Illiquid security.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 28, 2013

Assets:
Investments, at value
(cost $31,419,540)	$37,775,486
Cash	1,317,600
Prepaid expenses	17,987
Receivables:
Fund shares sold	290,801
Dividends	32,317
Investment advisor	12,307
Securities sold	4,655
Interest	3,324
Total assets	39,454,477
Liabilities:
Options written, at value
(premiums received $20,649)	14,195
Payable for:
Management fees	32,306
Fund shares redeemed	11,848
Distribution and service fees	6,208
Transfer agent/maintenance fees	5,120
Fund accounting/administration fees	3,069
Directors’ fees*	74
Miscellaneous	11,372
Total liabilities	84,192
Net assets	$39,370,285
Net assets consist of:
Paid in capital	$32,292,321
Accumulated net investment loss	(98,244)
Accumulated net realized gain on investments	813,808
Net unrealized appreciation on investments	6,362,400
Net assets	$39,370,285
A-Class:
Net assets	$15,674,271
Capital shares outstanding	973,272
Net asset value per share	$16.10
Maximum offering price per share
(Net asset value divided by 95.25%)	$16.90
C-Class:
Net assets	$3,739,707
Capital shares outstanding	241,508
Net asset value per share	$15.48
Institutional Class:
Net assets	$19,956,307
Capital shares outstanding	1,224,755
Net asset value per share	$16.29

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 28, 2013

Investment Income:
Dividends	$203,141
Interest	13,348
Total investment income	216,489
Expenses:
Management fees	175,095
Transfer agent/maintenance fees:
A-Class	19,720
C-Class	3,001
Institutional Class	653
Distribution and service fees:
A-Class	16,574
C-Class	16,135
Fund accounting/administration fees	16,634
Registration fees	20,967
Directors’ fees*	2,763
Custodian fees	2,255
Miscellaneous	12,508
Total expenses	286,305
Less:
Expenses waived/reimbursed by Advisor	(71,828)
Net expenses	214,477
Net investment income	2,012
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,624,306
Options written	11,244
Net realized gain	1,635,550
Net change in unrealized appreciation (depreciation) on:
Investments	3,913,023
Options written	8,267
Net change in unrealized appreciation (depreciation)	3,921,290
Net realized and unrealized gain	5,556,840
Net increase in net assets resulting from operations	$5,558,852

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Year Ended
	2013	September 30,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$2,012	$(57,421)
Net realized gain on investments	1,635,550	2,514,919
Net change in unrealized appreciation (depreciation) on investments	3,921,290	4,495,278
Net increase in net assets resulting from operations	5,558,852	6,952,776

Distributions to shareholders from:
Net investment income
A-Class	(11,056)	—
Institutional Class	(53,908)	—
Net realized gains
A-Class	(1,047,645)	(235,223)
C-Class	(266,068)	(65,832)
Institutional Class	(1,552,279)	(390,818)
Total distributions to shareholders	(2,930,956)	(691,873)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,657,493	11,420,543
C-Class	398,923	2,813,053
Institutional Class	98,261	15,208,102
Distributions reinvested
A-Class	1,042,444	230,460
C-Class	248,604	60,332
Institutional Class	4,422	386,253
Cost of shares redeemed
A-Class	(2,382,573)	(9,398,528)
C-Class	(175,450)	(2,852,765)
Institutional Class	(61,193)	(751,336)
Net increase from capital share transactions	2,830,931	17,116,114
Net increase in net assets	5,458,827	23,377,017

Net assets:
Beginning of period	33,911,458	10,534,441
End of period	$39,370,285	$33,911,458
Accumulated net investment loss at end of period	$(98,244)	$(35,292)

Capital share activity:
Shares sold
A-Class	238,322	802,469
C-Class	27,100	205,879
Institutional Class	6,412	1,187,572
Shares issued from reinvestment of distributions
A-Class	75,267	17,977
C-Class	18,636	4,838
Institutional Class	316	29,827
Shares redeemed
A-Class	(157,833)	(654,086)
C-Class	(12,427)	(205,339)
Institutional Class	(4,062)	(49,544)
Net increase in shares	191,731	1,339,593

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2013[a]	2012	2011	2010	2009	2008[b]
Per Share Data
Net asset value, beginning of period	$15.04	$11.66	$14.35	$13.24	$11.48	$10.00
Income (loss) from investment operations:
Net investment loss[c]	(—)[d]	(.03)	(.07)	(.05)	(.05)	(—)[d]
Net gain (loss) on investments
(realized and unrealized)	2.34	3.73	(.63)	1.54	2.44	1.48
Total from investment operations	2.34	3.70	(.70)	1.49	2.39	1.48
Less distributions from:
Net investment income	(.01)	—	—	—	—	—
Net realized gains	(1.27)	(.32)	(1.99)	(.38)	(.63)	—
Total distributions	(1.28)	(.32)	(1.99)	(.38)	(.63)	—
Net asset value, end of period	$16.10	$15.04	$11.66	$14.35	$13.24	$11.48

Total Return[e]	16.96%	32.19%	(7.31%)	11.53%	24.15%	14.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,674	$12,294	$7,592	$6,209	$3,245	$400
Ratios to average net assets:
Net investment loss	(0.06%)	(0.24%)	(0.52%)	(0.34%)	(0.46%)	(0.19%)
Total expenses	1.86%	2.14%	2.33%	2.45%	4.92%	6.10%
Net expenses[f]	1.30%	1.30%	1.30%	1.30%	1.55%	1.55%
Portfolio turnover rate	17%	62%	70%	140%	58%	86%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2013[a]	2012	2011	2010	2009	2008[b]
Per Share Data
Net asset value, beginning of period	$14.54	$11.36	$14.13	$13.11	$11.46	$10.00
Income (loss) from investment operations:
Net investment loss[c]	(.05)	(.14)	(.18)	(.15)	(.11)	(.02)
Net gain (loss) on investments
(realized and unrealized)	2.26	3.64	(.60)	1.55	2.39	1.48
Total from investment operations	2.21	3.50	(.78)	1.40	2.28	1.46
Less distributions from:
Net realized gains	(1.27)	(.32)	(1.99)	(.38)	(.63)	—
Total distributions	(1.27)	(.32)	(1.99)	(.38)	(.63)	—
Net asset value, end of period	$15.48	$14.54	$11.36	$14.13	$13.11	$11.46

Total Return[e]	16.52%	31.35%	(8.07%)	10.94%	23.16%	14.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,740	$3,026	$2,305	$1,353	$709	$391
Ratios to average net assets:
Net investment loss	(0.66%)	(1.00%)	(1.26%)	(1.09%)	(1.15%)	(0.94%)
Total expenses	2.50%	2.70%	3.07%	3.22%	6.40%	6.88%
Net expenses[f]	1.91%	2.05%	2.05%	2.05%	2.30%	2.30%
Portfolio turnover rate	17%	62%	70%	140%	58%	86%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
Institutional Class	2013[a]	2012	2011	2010	2009	2008[b]
Per Share Data
Net asset value, beginning of period	$15.21	$11.76	$14.43	$13.28	$11.49	$10.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.01	— [d]	(.04)	(.01)	(.01)	— [d]
Net gain (loss) on investments
(realized and unrealized)	2.38	3.77	(.64)	1.54	2.43	1.49
Total from investment operations	2.39	3.77	(.68)	1.53	2.42	1.49
Less distributions from:
Net investment income	(.04)	—	—	—	—	—
Net realized gains	(1.27)	(.32)	(1.99)	(.38)	(.63)	—
Total distributions	(1.31)	(.32)	(1.99)	(.38)	(.63)	—
Net asset value, end of period	$16.29	$15.21	$11.76	$14.43	$13.28	$11.49

Total Return[e]	17.15%	32.51%	(7.11%)	11.80%	24.40%	14.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,956	$18,591	$638	$734	$630	$383
Ratios to average net assets:
Net investment income (loss)	0.18%	0.02%	(0.30%)	(0.08%)	(0.14%)	0.06%
Total expenses	1.32%	1.44%	2.09%	2.21%	5.44%	5.90%
Net expenses[f]	1.05%	1.05%	1.05%	1.05%	1.30%	1.30%
Portfolio turnover rate	17%	62%	70%	140%	58%	86%

[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: July 11, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Net investment income (loss) is less than $0.01 per share.

[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements as applicable.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 28, 2013

LARGE CAP CONCENTRATED GROWTH FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	January 29, 1999
B-Class	January 29, 1999
C-Class	January 29, 1999
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	6.1%
Health Care Select Sector SPDR Fund	4.0%
Google, Inc. — Class A	3.7%
Coca-Cola Co.	3.5%
Financial Select Sector SPDR Fund	3.5%
Procter & Gamble Co.	3.5%
International Business Machines Corp.	3.3%
TJX Companies, Inc.	3.2%
Walt Disney Co.	3.2%
eBay, Inc.	3.1%
Top Ten Total	37.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
LARGE CAP CONCENTRATED GROWTH FUND

	Shares	Value

COMMON STOCKS† - 87.0%

Information Technology - 25.4%
Apple, Inc.	2,788	$1,234,052
Google, Inc. — Class A*	953	756,710
International Business Machines Corp.	3,136	668,909
eBay, Inc.*	11,599	628,898
QUALCOMM, Inc.	9,084	608,174
Oracle Corp.	16,429	531,314
Cognizant Technology Solutions Corp. —
Class A*	5,112	391,630
Juniper Networks, Inc.*	18,797	348,496
Total Information Technology		5,168,183
Consumer Discretionary - 22.5%
TJX Companies, Inc.	13,874	648,610
Walt Disney Co.	11,339	644,055
Starbucks Corp.	11,013	627,300
Priceline.com, Inc.*	870	598,499
Home Depot, Inc.	8,010	558,938
Comcast Corp. — Class A	12,257	514,917
Wynn Resorts Ltd.	4,113	514,783
BorgWarner, Inc.*	6,129	474,017
Total Consumer Discretionary		4,581,119
Consumer Staples - 12.3%
Coca-Cola Co.	17,622	712,634
Procter & Gamble Co.	9,128	703,404
Estee Lauder Companies, Inc. — Class A	9,469	606,300
Walgreen Co.	9,865	470,363
Total Consumer Staples		2,492,701
Industrials - 10.8%
United Technologies Corp.	6,541	611,125
Boeing Co.	6,674	572,963
Cummins, Inc.	4,332	501,689
Emerson Electric Co.	8,894	496,908
Total Industrials		2,182,685
Health Care - 6.7%
Gilead Sciences, Inc.*	11,094	542,829
Abbott Laboratories	12,250	432,671
Covidien plc	5,555	376,851
Total Health Care		1,352,351
Energy - 4.6%
Schlumberger Ltd.	7,065	529,098
EOG Resources, Inc.	3,235	414,306
Total Energy		943,404
Materials - 2.5%
Praxair, Inc.	4,470	498,584
Financials - 2.2%
JPMorgan Chase & Co.	9,195	436,395
Total Common Stocks
(Cost $16,505,854)		17,655,422
EXCHANGE TRADED FUNDS† - 7.4%
Health Care Select Sector SPDR Fund	17,477	803,068
Financial Select Sector SPDR Fund	38,824	706,209
Total Exchange Traded Funds
(Cost $1,313,459)		1,509,277
Total Investments - 94.4%
(Cost $17,819,313)		$19,164,699
Other Assets & Liabilities, net - 5.6%		1,128,334
Total Net Assets - 100.0%		$20,293,033

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4. plc — Public Limited Company

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP CONCENTRATED GROWTH FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 28, 2013

Assets:
Investments, at value
(cost $17,819,313)	$19,164,699
Prepaid expenses	36,701
Receivables:
Securities sold	5,244,188
Investment advisor	18,276
Dividends	8,288
Fund shares sold	2,535
Total assets	24,474,687
Liabilities:
Overdraft due to custodian bank	2,743,893
Payable for:
Securities purchased	967,099
Fund shares redeemed	414,512
Management fees	15,605
Distribution and service fees	8,600
Transfer agent/maintenance fees	8,272
Fund accounting/administration fees	1,977
Directors’ fees*	1,296
Miscellaneous	20,400
Total liabilities	4,181,654
Net assets	$20,293,033
Net assets consist of:
Paid in capital	$22,395,141
Undistributed net investment income	22,422
Accumulated net realized loss on investments	(3,469,916)
Net unrealized appreciation on investments	1,345,386
Net assets	$20,293,033
A-Class:
Net assets	$14,955,892
Capital shares outstanding	1,549,680
Net asset value per share	$9.65
Maximum offering price per share
(Net asset value divided by 95.25%)	$10.13
B-Class:
Net assets	$2,280,192
Capital shares outstanding	262,824
Net asset value per share	$8.68
C-Class:
Net assets	$3,046,420
Capital shares outstanding	349,633
Net asset value per share	$8.71
Institutional Class:
Net assets	$10,529
Capital shares outstanding	1,088
Net asset value per share	$9.68

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 28, 2013

Investment Income:
Dividends	$238,210
Interest	47
Total investment income	238,257
Expenses:
Management fees	91,810
Transfer agent/maintenance fees:
A-Class	30,750
B-Class	7,938
C-Class	4,970
Institutional Class	7
Distribution and service fees:
A-Class	23,780
B-Class	12,440
C-Class	14,801
Fund accounting/administration fees	11,629
Registration fees	24,568
Custodian fees	3,755
Directors’ fees*	1,559
Miscellaneous	15,699
Total expenses	243,706
Less:
Expenses waived/reimbursed by Advisor	(57,786)
Net expenses	185,920
Net investment income	52,337
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,811,157
Net realized gain	1,811,157
Net change in unrealized appreciation (depreciation) on:
Investments	(1,084,001)
Net change in unrealized appreciation (depreciation)	(1,084,001)
Net realized and unrealized gain	727,156
Net increase in net assets resulting from operations	$779,493

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

LARGE CAP CONCENTRATED GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Year Ended
	2013	September 30,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$52,337	$(29,898)
Net realized gain on investments	1,811,157	2,600,037
Net change in unrealized appreciation (depreciation) on investments	(1,084,001)	4,825,574
Net increase in net assets resulting from operations	779,493	7,395,713

Distributions to shareholders from:
Net investment income
A-Class	—	(17)
Total distributions to shareholders	—	(17)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,092,109	4,853,993
B-Class	10,013	337,928
C-Class	138,590	410,995
Institutional Class	—	10,000 [a]
Distributions reinvested
A-Class	—	17
Cost of shares redeemed
A-Class	(6,891,330)	(15,157,953)
B-Class	(643,774)	(1,010,368)
C-Class	(243,161)	(779,158)
Institutional Class	—	— [a]
Net decrease from capital share transactions	(5,537,553)	(11,334,546)
Net decrease in net assets	(4,758,060)	(3,938,850)

Net assets:
Beginning of period	25,051,093	28,989,943
End of period	$20,293,033	$25,051,093
Accumulated/(Undistributed) net investment income/(loss) at end of period	$22,422	$(29,915)

Capital share activity:
Shares sold
A-Class	227,091	563,967
B-Class	1,184	40,888
C-Class	16,592	51,789
Institutional Class	—	1,088 [a]
Shares issued from reinvestment of distributions
A-Class	—	2
Shares redeemed
A-Class	(726,113)	(1,673,705)
B-Class	(77,422)	(129,122)
C-Class	(29,177)	(98,075)
Institutional Class	—	— [a]
Net decrease in shares	(587,845)	(1,243,168)

aSince commencement of operations: March 1, 2012.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP CONCENTRATED GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$9.33	$7.40	$7.63	$6.95	$6.91	$10.66
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	— [c]	(.02)	.04	.01	(.02)
Net gain (loss) on investments
(realized and unrealized)	.29	1.93	(.17)	.64	.03	(2.87)
Total from investment operations	.32	1.93	(.19)	.68	.04	(2.89)
Less distributions from:
Net investment income	—	(—)[c]	(.04)	—	—	—
Net realized gains	—	—	—	—	—	(.86)
Total distributions	—	(—)[c]	(.04)	—	—	(.86)
Net asset value, end of period	$9.65	$9.33	$7.40	$7.63	$6.95	$6.91

Total Return[d]	3.43%	26.08%	(2.59%)	9.78%	0.58%	(28.85%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,956	$19,122	$23,358	$29,059	$22,425	$23,723
Ratios to average net assets:
Net investment income (loss)	0.60%	0.05%	(0.22%)	0.52%	0.09%	(0.20%)
Total expenses[e]	1.79%	1.86%	1.70%	1.73%	2.04%	1.72%
Net expenses[f]	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Portfolio turnover rate	88%	184%	158%	190%	134%	198%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$8.42	$6.72	$6.96	$6.39	$6.40	$10.01
Income (loss) from investment operations:
Net investment loss[b]	(.01)	(.06)	(.08)	(.02)	(.03)	(.08)
Net gain (loss) on investments
(realized and unrealized)	.27	1.76	(.16)	.59	.02	(2.67)
Total from investment operations	.26	1.70	(.24)	.57	(.01)	(2.75)
Less distributions from:
Net realized gains	—	—	—	—	—	(.86)
Total distributions	—	—	—	—	—	(.86)
Net asset value, end of period	$8.68	$8.42	$6.72	$6.96	$6.39	$6.40

Total Return[d]	3.09%	25.30%	(3.45%)	8.92%	(0.16%)	(29.36%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,280	$2,856	$2,873	$4,590	$5,740	$7,394
Ratios to average net assets:
Net investment loss	(0.16%)	(0.71%)	(0.97%)	(0.31%)	(0.66%)	(0.95%)
Total expenses[e]	2.85%	3.14%	2.46%	2.48%	2.79%	2.47%
Net expenses[f]	2.10%	2.11%	2.10%	2.10%	2.10%	2.10%
Portfolio turnover rate	88%	184%	158%	190%	134%	198%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

LARGE CAP CONCENTRATED GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$8.46	$6.75	$6.99	$6.41	$6.42	$10.04
Income (loss) from investment operations:
Net investment loss[b]	(.01)	(.06)	(.08)	(.02)	(.03)	(.08)
Net gain (loss) on investments
(realized and unrealized)	.26	1.77	(.16)	.60	.02	(2.68)
Total from investment operations	.25	1.71	(.24)	.58	(.01)	(2.76)
Less distributions from:
Net realized gains	—	—	—	—	—	(.86)
Total distributions	—	—	—	—	—	(.86)
Net asset value, end of period	$8.71	$8.46	$6.75	$6.99	$6.41	$6.42

Total Return[d]	2.96%	25.33%	(3.43%)	9.05%	(0.16%)	(29.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,046	$3,064	$2,758	$3,296	$3,742	$5,501
Ratios to average net assets:
Net investment loss	(0.18%)	(0.71%)	(0.97%)	(0.27%)	(0.66%)	(0.92%)
Total expenses[e]	2.56%	2.57%	2.46%	2.48%	2.78%	2.46%
Net expenses[f]	2.10%	2.11%	2.10%	2.10%	2.10%	2.10%
Portfolio turnover rate	88%	184%	158%	190%	134%	198%

	Period Ended	Period Ended
	March 28,	September 30,
Institutional Class	2013[a]	2012[g]
Per Share Data
Net asset value, beginning of period	$9.35	$9.19
Income (loss) from investment operations:
Net investment income[b]	.04	.01
Net gain on investments
(realized and unrealized)	.29	.15
Total from investment operations	.33	.16
Net asset value, end of period	$9.68	$9.35

Total Return[d]	3.53%	1.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11	$10
Ratios to average net assets:
Net investment income	0.81%	0.26%
Total expenses[e]	1.38%	1.40%
Net expenses[f]	1.11%	1.08%
Portfolio turnover rate	88%	184%

[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Does not include expense of the underlying funds in which the Fund invests.

[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

[g]	Since commencement of operations: March 1, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire fiscal year of the Fund, not since commencement of operations of the Class.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 28, 2013

MSCI EAFE EQUAL WEIGHT FUND

OBJECTIVE: Seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index (the “Underlying Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 1, 1993
B-Class	October 19, 1993
C-Class	January 29, 1999
Institutional Class	May 2, 2011

Ten Largest Holdings (% of Total Net Assets)
Vanguard MSCI EAFE ETF	4.0%
iShares MSCI Japan Index Fund	1.0%
Jardine Cycle & Carriage Ltd.	0.1%
Ryanair Holdings plc ADR	0.1%
Japan Prime Realty Investment Corp.	0.1%
Odakyu Electric Railway Company Ltd.	0.1%
Isetan Mitsukoshi Holdings Ltd.	0.1%
Nippon Building Fund, Inc.	0.1%
DE Master Blenders 1753 N.V.	0.1%
Japan Real Estate Investment Corp.	0.1%
Top Ten Total	5.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS semi-annual report | 47

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
MSCI EAFE EQUAL WEIGHT FUND

	Shares	Value

COMMON STOCKS† - 92.4%

FINANCIALS - 21.1%
Japan Prime Realty Investment Corp.	26	$100,404
Nippon Building Fund, Inc.	7	97,865
Japan Real Estate Investment Corp.	7	96,749
Aeon Mall Company Ltd.	3,100	94,321
Japan Retail Fund Investment Corp.	38	94,061
Tokyu Land Corp.	10,000	93,699
Nomura Real Estate Holdings, Inc.	4,190	93,477
Japan Exchange Group, Inc.	1,000	92,637
Iyo Bank Ltd.	10,000	92,531
NTT Urban Development Corp.	77	92,272
DBS Group Holdings Ltd.	7,000	90,288
AEON Financial Service Company Ltd.	3,190	90,213
Shizuoka Bank Ltd.	8,000	90,002
Sumitomo Mitsui Trust Holdings, Inc.	18,980	89,729
Hachijuni Bank Ltd.	15,000	89,398
Gunma Bank Ltd.	15,000	89,238
Seven Bank Ltd.	27,800	89,192
Nomura Real Estate Office Fund,
Inc. — Class A	12	88,218
Mitsubishi UFJ Lease & Finance
Company Ltd.	16,800	87,631
Acom Company Ltd.*	3,070	87,505
Credit Saison Company Ltd.	3,490	86,907
Hiroshima Bank Ltd.	18,000	86,816
Nishi-Nippon City Bank Ltd.	28,000	86,264
Hulic Company Ltd.	10,440	85,623
Prudential plc	5,249	84,950
Resona Holdings, Inc.	16,080	84,560
SBI Holdings, Inc.	9,580	84,472
Daiwa Securities Group, Inc.	12,000	84,394
Joyo Bank Ltd.	15,000	83,342
Legal & General Group plc	31,733	83,233
Swire Pacific Ltd. — Class A	6,490	82,728
ORIX Corp.*	6,500	82,587
City Developments Ltd.	8,990	82,110
Henderson Land Development
Company Ltd.	11,990	82,018
AIA Group Ltd.	18,580	81,380
Standard Life plc	14,649	81,298
Partners Group Holding AG	329	81,198
Bank of Yokohama Ltd.	14,000	80,909
QBE Insurance Group Ltd.	5,751	80,905
Admiral Group plc	3,971	80,319
Wharf Holdings Ltd.	8,990	80,142
Suncorp Group Ltd.	6,511	80,137
Schroders plc	2,499	80,015
Fukuoka Financial Group, Inc.	16,000	79,890
Muenchener Rueckversicherungs AG	427	79,866
Investment AB Kinnevik — Class B	3,296	79,858
Resolution Ltd.	19,280	79,839
Bendigo and Adelaide Bank Ltd.	7,458	79,756
Baloise Holding AG	849	79,504
Commonwealth Bank of Australia	1,120	79,316
Chiba Bank Ltd.	11,000	78,997
Sampo — Class A	2,054	78,995
Mitsubishi UFJ Financial Group, Inc.	13,180	78,971
Link REIT	14,480	78,905
Nomura Holdings, Inc.	12,800	78,870
Gecina S.A.	679	78,793
First Pacific Company Ltd.	58,123	78,770
Ratos AB — Class B	7,453	78,738
UOL Group Ltd.	13,980	78,663
National Australia Bank Ltd.	2,448	78,613
Industrivarden AB — Class C	4,318	78,581
Goodman Group	15,766	78,474
Mizrahi Tefahot Bank Ltd.*	7,332	78,208
Bank of Kyoto Ltd.	8,000	78,105
3i Group plc	16,264	78,076
Global Logistic Properties Ltd.	36,950	78,041
Daiwa House Industry Company Ltd.	4,000	77,977
Hargreaves Lansdown plc	5,914	77,964
Gjensidige Forsikring ASA	4,722	77,891
Insurance Australia Group Ltd.	13,092	77,842
Westpac Banking Corp.	2,425	77,673
Zurich Insurance Group AG	279	77,645
Bank Hapoalim BM*	17,122	77,573
Mirvac Group	45,966	77,539
MS&AD Insurance Group Holdings	3,500	77,451
Sumitomo Realty & Development
Company Ltd.	2,000	77,446
Australia & New Zealand Banking
Group Ltd.	2,604	77,359
Unibail-Rodamco SE	332	77,334
Hannover Rueckversicherung SE	985	77,267
Corio N.V.	1,656	77,264
Tryg A/S	957	77,233
ASX Ltd.	2,049	77,215
Oversea-Chinese Banking Corporation Ltd.	8,990	77,182
Swiss Re AG	948	77,091
Daito Trust Construction Company Ltd.	900	77,064
Old Mutual plc	25,012	77,007
Julius Baer Group Ltd.	1,980	76,982
Sino Land Company Ltd.	45,400	76,967
SCOR SE	2,680	76,959
Hang Seng Bank Ltd.	4,790	76,824
Exor SpA	2,749	76,791
Ageas	2,261	76,478
Stockland	20,086	76,341
Aegon N.V.	12,682	76,266
Svenska Handelsbanken AB — Class A	1,783	76,195
Swiss Prime Site AG	940	76,094
Land Securities Group plc	6,040	76,045
Aberdeen Asset Management plc	11,649	75,978
Investor AB — Class B	2,631	75,978
Federation Centres Ltd.	30,806	75,704
Allianz AG	557	75,654
Segro plc	19,578	75,628
Hammerson plc	10,094	75,438
London Stock Exchange Group plc	3,803	75,419
Banque Cantonale Vaudoise	135	75,368
Nordea Bank AB	6,655	75,362
Ascendas Real Estate Investment Trust	35,950	75,349
CFS Retail Property Trust Group	35,938	75,218

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
MSCI EAFE EQUAL WEIGHT FUND

	Shares	Value

Shinsei Bank Ltd.	32,920	$75,192
BOC Hong Kong Holdings Ltd.	22,470	74,972
AXA S.A.	4,355	74,868
Westfield Group	6,617	74,759
AMP Ltd.	13,756	74,628
Bank Leumi Le-Israel BM*	21,162	74,583
Macquarie Group Ltd.	1,928	74,582
Dexus Property Group	68,842	74,552
Swire Properties Ltd.	21,000	74,531
Singapore Exchange Ltd.	12,000	74,487
Wheelock & Company Ltd.	13,980	74,469
Delta Lloyd N.V.	4,335	74,357
CapitaMalls Asia Ltd.	44,940	74,267
Assicurazioni Generali SpA	4,767	74,189
HSBC Holdings plc	6,939	74,067
CapitaMall Trust	43,950	74,048
Klepierre	1,884	74,015
DNB ASA	5,045	73,978
Swiss Life Holding AG	499	73,956
Government Properties Trust, Inc.	19,143	73,953
Credit Suisse Group AG	2,816	73,890
Skandinaviska Enskilda Banken AB — Class A	7,357	73,886
ICADE	844	73,813
Barclays plc	16,659	73,694
RSA Insurance Group plc	41,570	73,468
Sumitomo Mitsui Financial Group, Inc.	1,800	73,430
Westfield Retail Trust	23,347	73,419
Intu Properties plc	14,425	73,259
Groupe Bruxelles Lambert S.A.	958	73,258
Mapfre S.A.	23,695	73,237
Standard Chartered plc	2,828	73,209
Lend Lease Group	6,884	73,116
Wendel S.A.	690	73,029
CapitaCommercial Trust	57,000	72,830
New World Development Company Ltd.	43,000	72,788
UBS AG	4,748	72,770
British Land Company plc	8,818	72,763
Vienna Insurance Group AG Wiener
Versicherung Gruppe	1,499	72,601
T&D Holdings, Inc.	6,100	72,516
Bank of East Asia Ltd.	18,380	72,454
Danske Bank A/S*	4,051	72,434
Deutsche Boerse AG	1,194	72,317
Mizuho Financial Group, Inc.	33,750	72,068
Fonciere Des Regions	918	71,882
Pargesa Holding S.A.	1,058	71,827
Tokio Marine Holdings, Inc.	2,500	71,816
KBC Groep N.V.	2,083	71,752
Swedbank AB — Class A	3,154	71,723
Sony Financial Holdings, Inc.	4,800	71,391
Investec plc	10,235	71,375
Eurazeo	1,404	71,185
NKSJ Holdings, Inc.	3,400	71,121
Hang Lung Properties Ltd.	19,000	70,982
Hysan Development Company Ltd.	13,980	70,597
BNP Paribas S.A.	1,375	70,579
Aozora Bank Ltd.	25,000	70,381
Pohjola Bank plc — Class A	4,829	70,202
Keppel Land Ltd.	22,000	69,876
Hong Kong Exchanges and Clearing Ltd.	4,100	69,825
Yamaguchi Financial Group, Inc.	7,000	69,680
Dai-ichi Life Insurance Company Ltd.	52	69,274
Erste Group Bank AG*	2,479	69,058
Wing Hang Bank Ltd.	6,490	68,975
Lloyds Banking Group plc*	93,103	68,888
CNP Assurances	5,004	68,672
Banco Santander S.A.	10,191	68,484
Banco Bilbao Vizcaya Argentaria S.A.	7,892	68,423
Natixis	18,003	68,361
CapitaLand Ltd.	24,000	68,296
Raiffeisen Bank International AG	2,005	68,153
IMMOFINANZ AG	17,880	67,733
ING Groep N.V.*	9,533	67,668
Credit Agricole S.A.*	8,138	67,040
Societe Generale S.A.*	2,031	66,732
Banco Popular Espanol S.A.*	89,764	66,513
Kerry Properties Ltd.	14,980	66,481
United Overseas Bank Ltd.	3,990	65,552
ICAP plc	14,751	65,074
Deutsche Bank AG	1,664	64,881
CaixaBank	19,141	64,781
Chugoku Bank Ltd.	4,000	64,507
Banco de Sabadell S.A.*	35,081	64,401
Suruga Bank Ltd.	4,000	64,039
Aviva plc	14,186	63,832
UniCredit SpA*	14,945	63,800
Banca Monte dei Paschi di Siena SpA*	268,997	63,796
Banco Espirito Santo S.A.*	61,580	63,076
Intesa Sanpaolo SpA	43,031	62,998
Unione di Banche Italiane SCPA	16,994	62,612
Royal Bank of Scotland Group plc*	14,573	60,989
Mediobanca SpA	11,793	60,020
Commerzbank AG*	40,817	59,913
Cheung Kong Holdings Ltd.	4,000	59,053
Mitsui Fudosan Company Ltd.	2,000	56,773
Banco Popolare SC*	44,953	56,678
Mitsubishi Estate Company Ltd.	2,000	56,326
Sun Hung Kai Properties Ltd.	4,000	53,900
Bankia S.A.*	188,102	39,788
Intesa Sanpaolo SpA	3,983	5,022
Total Financials		15,589,079

INDUSTRIALS - 18.1%
Ryanair Holdings plc ADR	2,562	107,041
Odakyu Electric Railway Company Ltd.	8,000	99,437
Keikyu Corp.	9,000	93,796
Thales S.A.	2,154	91,111
Tokyu Corp.	12,000	88,601
Kubota Corp.	6,000	86,562
West Japan Railway Co.	1,800	86,434
Toppan Printing Company Ltd.	12,000	86,179
BAE Systems plc	14,344	85,927
Nabtesco Corp.	4,200	85,757
Keio Corp.	10,000	85,733
International Consolidated Airlines
Group S.A.*	22,267	85,066

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
MSCI EAFE EQUAL WEIGHT FUND

	Shares	Value

NGK Insulators Ltd.	8,000	$84,904
Qantas Airways Ltd.*	45,539	84,643
Hankyu Hanshin Holdings, Inc.	14,000	84,330
European Aeronautic Defence and
Space Company N.V.	1,643	83,619
Hutchison Whampoa Ltd.	8,000	83,373
GS Yuasa Corp.	20,000	83,289
Rolls-Royce Holdings plc	4,841	83,129
Asahi Glass Company Ltd.	12,000	82,992
Meggitt plc	10,997	82,037
Serco Group plc	8,611	81,981
Brenntag AG	525	81,976
Wolseley plc	1,647	81,918
Kurita Water Industries Ltd.	3,700	81,877
Sumitomo Electric Industries Ltd.	6,690	81,662
Nippon Express Company Ltd.	17,000	81,270
IMI plc	4,130	81,213
Yamato Holdings Company Ltd.	4,490	81,186
Auckland International Airport Ltd.	32,933	81,158
Aggreko plc	2,997	81,114
Capita plc	5,939	81,091
Mitsubishi Electric Corp.	10,000	80,846
Tobu Railway Company Ltd.	14,000	80,166
Experian plc	4,627	80,157
Bouygues S.A.	2,953	80,103
Transurban Group	12,018	79,841
Melrose Industries plc	19,782	79,783
Koninklijke Philips Electronics N.V.	2,695	79,757
Makita Corp.	1,800	79,741
Sydney Airport	23,343	79,726
Bunzl plc	4,052	79,679
Cobham plc	21,539	79,505
Kintetsu Corp.	17,000	79,103
THK Company Ltd.	4,000	78,870
Singapore Airlines Ltd.	9,000	78,864
Siemens AG	732	78,854
IHI Corp.	26,000	78,721
Assa Abloy AB — Class B	1,927	78,682
Zodiac Aerospace	675	78,658
Weir Group plc	2,286	78,580
Aeroports de Paris	926	78,551
Shimizu Corp.	24,000	78,530
SembCorp Marine Ltd.	21,980	78,494
Asciano Ltd.	13,453	78,307
Park24 Company Ltd.	4,000	78,190
ITOCHU Corp.	6,400	78,122
Aurizon Holdings Ltd.	18,561	77,889
Deutsche Post AG	3,372	77,702
Nidec Corp.	1,300	77,616
Geberit AG	315	77,544
Securitas AB — Class B	8,232	77,494
Babcock International Group plc	4,685	77,389
Hutchison Port Holdings Trust — Class U	91,000	77,351
Intertek Group plc	1,499	77,268
SMC Corp.	400	77,255
Secom Company Ltd.	1,500	77,207
Sojitz Corp.	49,400	77,147
G4S plc	17,414	77,087
Ferrovial S.A.	4,853	77,021
Fraser and Neave Ltd.	9,980	76,993
Skanska AB — Class B	4,249	76,803
Societe BIC S.A.	659	76,532
Singapore Technologies Engineering Ltd.	22,000	76,438
Scania AB — Class B	3,651	76,358
Noble Group Ltd.	77,950	76,348
ANA Holdings, Inc.	37,000	76,256
Brambles Ltd.	8,646	76,255
Smiths Group plc	3,993	76,213
Dai Nippon Printing Company Ltd.	8,000	76,065
Fuji Electric Company Ltd.	26,000	75,959
Yangzijiang Shipbuilding Holdings Ltd.	96,940	75,802
Hino Motors Ltd.	7,000	75,555
SKF AB — Class B	3,097	75,512
ABB Ltd.	3,343	75,393
Prysmian SpA	3,664	75,389
Alfa Laval AB	3,269	75,291
Sumitomo Corp.	5,990	75,281
Mabuchi Motor Company Ltd.	1,400	75,258
SembCorp Industries Ltd.	17,980	75,225
Metso Oyj	1,765	75,098
Deutsche Lufthansa AG	3,845	75,096
Taisei Corp.	27,000	74,865
Furukawa Electric Company Ltd.	34,000	74,769
Mitsubishi Heavy Industries Ltd.	12,980	74,739
Japan Airlines Company Ltd.	1,600	74,535
TNT Express N.V.	10,166	74,520
Toll Holdings Ltd.	12,059	74,462
Bureau Veritas S.A.	598	74,439
Safran S.A.	1,668	74,403
Daikin Industries Ltd.	1,900	74,381
Schneider Electric S.A.	1,017	74,314
Andritz AG	1,107	74,278
Invensys plc	13,933	74,254
Nippon Yusen K.K.	29,000	74,248
Vinci S.A.	1,645	74,115
East Japan Railway Co.	900	73,908
Finmeccanica SpA*	15,368	73,880
Sulzer AG	432	73,810
ComfortDelGro Corporation Ltd.	47,930	73,799
Central Japan Railway Co.	700	73,770
Mitsubishi Logistics Corp.	4,000	73,770
Keisei Electric Railway Company Ltd.	7,000	73,770
Toyota Tsusho Corp.	2,890	73,624
LIXIL Group Corp.	3,700	73,583
SGS S.A.	30	73,567
DSV A/S	3,044	73,531
MTR Corporation Ltd.	18,480	73,443
Kone Oyj — Class B	933	73,379
ACS Actividades de Construccion y
Servicios S.A.	3,143	73,352
Kamigumi Company Ltd.	8,000	73,345
Randstad Holding N.V.	1,786	73,130
Abertis Infraestructuras S.A.	4,342	72,974
Volvo AB — Class B	5,018	72,956
Wartsila Oyj Abp	1,623	72,926
Adecco S.A.	1,328	72,741

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
MSCI EAFE EQUAL WEIGHT FUND

	Shares	Value

Amada Company Ltd.	11,000	$72,570
Groupe Eurotunnel S.A.	9,090	72,412
Fraport AG Frankfurt Airport
Services Worldwide	1,291	72,366
Kawasaki Heavy Industries Ltd.	23,000	72,326
Zardoya Otis S.A.	5,403	72,243
Kinden Corp.	11,000	71,986
Sandvik AB	4,676	71,894
Alstom S.A.	1,765	71,840
Legrand S.A.	1,645	71,743
TOTO Ltd.	8,000	71,561
Kuehne + Nagel International AG	656	71,519
JTEKT Corp.	7,590	71,360
NWS Holdings Ltd.	40,000	71,214
Rexel S.A.	3,253	70,998
GEA Group AG	2,154	70,995
Sumitomo Heavy Industries Ltd.	18,000	70,944
Orient Overseas International Ltd.	10,490	70,879
Edenred	2,162	70,759
Atlantia SpA	4,470	70,599
Fiat Industrial SpA	6,276	70,560
Kajima Corp.	25,970	70,353
Ushio, Inc.	6,900	70,297
Cathay Pacific Airways Ltd.	40,970	70,090
ALS Ltd.	6,426	70,058
MAN SE	651	69,995
Cie de St.-Gobain	1,883	69,811
Mitsui OSK Lines Ltd.*	21,000	68,937
Hopewell Holdings Ltd.	17,000	68,875
Komatsu Ltd.	2,900	68,795
Mitsui & Company Ltd.	4,900	68,609
Japan Steel Works Ltd.	13,000	68,501
Marubeni Corp.	9,000	68,459
Hochtief AG*	1,051	68,365
Hitachi Construction Machinery
Company Ltd.	3,200	68,331
Koninklijke Boskalis Westminster N.V.	1,718	68,253
NSK Ltd.	9,000	68,172
Vallourec S.A.	1,414	67,976
Mitsubishi Corp.	3,600	67,311
Leighton Holdings Ltd.	3,147	67,308
Chiyoda Corp.	5,990	66,817
Obayashi Corp.	14,000	66,780
Koninklijke Vopak N.V.	1,049	63,245
Keppel Corporation Ltd.	6,990	63,111
Balfour Beatty plc	17,402	62,066
FANUC Corp.	400	61,149
JGC Corp.	2,000	51,121
Schindler Holding AG - Participation
Certificate	343	50,257
Atlas Copco AB — Class A	1,727	49,024
AP Moeller - Maersk A/S — Class B	6	46,834
Atlas Copco AB — Class B	1,003	25,333
AP Moeller - Maersk A/S — Class A	3	22,426
Schindler Holding AG	152	21,679
Total Industrials		13,286,012
CONSUMER DISCRETIONARY - 13.0%
Jardine Cycle & Carriage Ltd.	3,000	123,653
Isetan Mitsukoshi Holdings Ltd.	6,890	99,181
J Front Retailing Company Ltd.	12,000	93,318
Shimamura Company Ltd.	800	93,317
Sony Corp.	5,300	91,496
Yamada Denki Company Ltd.	2,000	91,363
Harvey Norman Holdings Ltd.	32,016	91,012
Marui Group Company Ltd.	8,800	90,964
NHK Spring Company Ltd.	8,600	89,445
Takashimaya Company Ltd.	9,000	88,920
Reed Elsevier N.V.	5,066	86,798
Adidas AG	830	86,124
Sands China Ltd.	16,370	84,881
Yamaha Motor Company Ltd.	6,300	84,732
Reed Elsevier plc	7,143	84,722
Luxottica Group SpA	1,684	84,432
Sankyo Company Ltd.	1,800	84,140
Don Quijote Company Ltd.	1,900	84,070
Sanrio Company Ltd.	1,900	84,070
Rakuten, Inc.	8,222	83,941
Singapore Press Holdings Ltd.	23,000	83,064
Wolters Kluwer N.V.	3,791	82,789
Sega Sammy Holdings, Inc.	4,100	82,105
Lagardere SCA	2,221	81,787
SKYCITY Entertainment Group Ltd.	22,130	81,665
Shimano, Inc.	1,000	81,589
Sumitomo Rubber Industries Ltd.	4,890	81,561
Flight Centre Ltd.	2,327	81,415
Toyoda Gosei Company Ltd.	3,400	81,307
Sekisui House Ltd.	6,000	81,271
Jupiter Telecommunications Company Ltd.	62	81,214
Crown Ltd.	6,321	80,958
Marks & Spencer Group plc	13,663	80,954
ITV plc	41,161	80,877
McDonald’s Holdings Company Japan Ltd.	3,000	80,761
NOK Corp.	5,600	80,494
Bridgestone Corp.	2,400	80,314
ABC-Mart, Inc.	2,100	79,980
Compass Group plc	6,241	79,714
British Sky Broadcasting Group plc	5,938	79,679
Nikon Corp.	3,400	79,645
Toho Company Ltd.	3,800	79,286
InterContinental Hotels Group plc	2,589	78,923
Continental AG	659	78,797
Asics Corp.	4,790	78,773
TUI Travel plc	15,909	78,693
Toyota Boshoku Corp.	5,590	78,627
Kingfisher plc	17,968	78,584
Next plc	1,183	78,471
SES	2,496	78,235
Rinnai Corp.	1,100	78,180
Whitbread plc	2,004	78,174
USS Company Ltd.	680	78,020
Tabcorp Holdings Ltd.	23,129	77,791
Namco Bandai Holdings, Inc.	4,390	77,418
Li & Fung Ltd.	55,960	77,136

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
MSCI EAFE EQUAL WEIGHT FUND

	Shares	Value

Pearson plc	4,290	$77,123
Sekisui Chemical Company Ltd.	7,000	77,042
Nitori Holdings Company Ltd.	1,000	77,021
JCDecaux S.A.	2,810	77,017
Renault S.A.	1,228	76,941
WPP plc	4,822	76,868
Aisin Seiki Company Ltd.	2,100	76,856
Toyota Industries Corp.	2,100	76,856
Publicis Groupe S.A.	1,146	76,851
Hakuhodo DY Holdings, Inc.	1,000	76,702
Benesse Holdings, Inc.	1,800	76,490
Sodexo	819	76,330
Panasonic Corp.	10,190	76,211
Fiat SpA*	14,317	76,169
GKN plc	18,934	76,104
Denso Corp.	1,800	76,012
Electrolux AB	2,987	75,992
Kabel Deutschland Holding AG	823	75,943
Hennes & Mauritz AB — Class B	2,118	75,724
PPR	343	75,367
Wynn Macau Ltd.*	28,380	75,314
LVMH Moet Hennessy Louis Vuitton S.A.	438	75,185
Inditex S.A.	566	75,026
Christian Dior S.A.	452	74,981
Galaxy Entertainment Group Ltd.*	17,960	74,963
Telenet Group Holding N.V.	1,510	74,682
Casio Computer Company Ltd.*	9,590	74,678
Cie Financiere Richemont S.A.	946	74,238
Eutelsat Communications S.A.	2,105	74,223
Stanley Electric Company Ltd.	4,300	74,141
Nokian Renkaat Oyj	1,662	73,933
Burberry Group plc	3,652	73,700
Echo Entertainment Group Ltd.	20,307	73,586
Yamaha Corp.	7,590	73,537
Peugeot S.A.*	10,136	73,416
Nissan Motor Company Ltd.	7,590	73,134
Hugo Boss AG	652	73,069
Husqvarna AB — Class B	12,355	72,912
Accor S.A.	2,092	72,679
Honda Motor Company Ltd.	1,900	72,665
Cie Generale des Etablissements
Michelin — Class B	865	72,356
SJM Holdings Ltd.	28,970	72,326
Isuzu Motors Ltd.	12,000	72,283
Carnival plc	2,061	72,130
Tatts Group Ltd.	21,756	71,814
Toyota Motor Corp.	1,400	71,762
Yue Yuen Industrial Holdings Ltd.	21,980	71,638
Suzuki Motor Corp.	3,200	71,357
Dentsu, Inc.	2,400	71,340
Genting Singapore plc	58,950	71,045
Mitsubishi Motors Corp.*	67,930	70,723
Daimler AG — Class D	1,297	70,574
Mazda Motor Corp.*	24,000	70,116
Pirelli & C. SpA	6,598	69,232
Axel Springer AG	1,584	68,646
Koito Manufacturing Company Ltd.	4,000	68,628
OPAP S.A.	8,422	66,508
Oriental Land Company Ltd.	400	65,441
MGM China Holdings Ltd.	30,530	65,287
Bayerische Motoren Werke AG	740	63,854
Fast Retailing Company Ltd.	200	63,593
Fuji Heavy Industries Ltd.	4,000	63,062
Swatch Group AG	108	62,797
Sharp Corp.*	22,000	62,637
Shangri-La Asia Ltd.	31,970	62,601
Daihatsu Motor Company Ltd.	3,000	62,084
NGK Spark Plug Company Ltd.	4,000	61,064
Swatch Group AG/REG	151	15,325
Volkswagen AG	60	11,288
Total Consumer Discretionary		9,550,022
MATERIALS - 9.1%
Kansai Paint Company Ltd.	8,000	88,559
Toray Industries, Inc.	13,000	87,835
Shin-Etsu Chemical Company Ltd.	1,300	85,764
Hitachi Chemical Company Ltd.	5,400	82,265
James Hardie Industries plc	7,840	81,719
Asahi Kasei Corp.	12,000	80,697
HeidelbergCement AG	1,120	80,491
Israel Corporation Ltd.	106	80,429
EMS-Chemie Holding AG	266	79,996
Croda International plc	1,915	79,795
Boral Ltd.	15,534	79,421
Kuraray Company Ltd.	5,590	78,449
Amcor Ltd.	8,074	78,020
Rexam plc	9,729	77,915
Linde AG	418	77,727
Holcim Ltd.	970	77,296
Lafarge S.A.	1,152	76,544
Air Liquide S.A.	629	76,427
Showa Denko K.K.	51,000	76,394
Israel Chemicals Ltd.	5,912	76,389
Givaudan S.A.	62	76,150
Johnson Matthey plc	2,178	76,092
Randgold Resources Ltd.	881	76,044
Koninklijke DSM N.V.	1,304	75,911
CRH plc	3,435	75,829
K+S AG	1,626	75,635
Stora Enso Oyj — Class R	11,711	75,591
Syngenta AG	180	75,084
Sumitomo Chemical Company Ltd.	24,000	74,960
Kaneka Corp.	13,000	74,854
Fletcher Building Ltd.	10,358	74,280
Daido Steel Company Ltd.	14,000	74,217
Akzo Nobel N.V.	1,169	74,212
Taiheiyo Cement Corp.	31,000	74,100
Incitec Pivot Ltd.	22,981	73,943
Teijin Ltd.	32,000	73,770
UPM-Kymmene Oyj	6,609	73,753
Novozymes A/S — Class B	2,174	73,708
Yamato Kogyo Company Ltd.	2,700	73,631
JSR Corp.	3,600	73,430
Mitsubishi Chemical Holdings Corp.	15,490	73,394
Imerys S.A.	1,121	72,990
Sika AG	30	72,872

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
MSCI EAFE EQUAL WEIGHT FUND

	Shares	Value

Nitto Denko Corp.	1,200	$71,773
Umicore S.A.	1,525	71,641
Alumina Ltd.*	61,871	71,512
Boliden AB	4,427	71,259
Oji Holdings Corp.	19,000	71,051
Solvay S.A.	524	70,971
Iluka Resources Ltd.	7,288	70,956
Orica Ltd.	2,785	70,905
Ube Industries Ltd.	36,000	70,753
Mitsubishi Materials Corp.	25,000	70,381
Xstrata plc	4,325	70,194
Norsk Hydro ASA	16,221	70,094
Daicel Corp.	9,000	70,084
Nippon Paper Industries Company Ltd.*	4,500	70,084
BASF SE	799	69,980
Toyo Seikan Group Holdings Ltd.	5,090	69,972
Sims Metal Management Ltd.	6,696	69,934
Glencore International plc	12,916	69,894
Air Water, Inc.	5,000	69,478
Mitsui Chemicals, Inc.	32,000	69,351
Taiyo Nippon Sanso Corp.	10,000	69,266
Newcrest Mining Ltd.	3,312	69,147
Voestalpine AG	2,251	69,127
BHP Billiton plc	2,375	69,097
BHP Billiton Ltd.	2,017	68,805
Yara International ASA	1,513	68,539
Nippon Steel & Sumitomo Metal Corp.	27,000	68,267
Denki Kagaku Kogyo K.K.	19,000	68,225
ThyssenKrupp AG*	3,345	68,032
Maruichi Steel Tube Ltd.	2,900	67,440
Fresnillo plc	3,264	67,259
Antofagasta plc	4,492	67,136
Hitachi Metals Ltd.	7,000	66,706
Rio Tinto Ltd.	1,118	66,590
Rio Tinto plc	1,414	66,279
Mitsubishi Gas Chemical Company, Inc.	10,000	65,866
Salzgitter AG	1,635	65,637
Anglo American plc	2,552	65,598
Fortescue Metals Group Ltd.	15,904	65,249
ArcelorMittal	5,061	65,205
JFE Holdings, Inc.	3,400	65,197
Vedanta Resources plc	4,218	64,355
Arkema S.A.	703	63,960
Kobe Steel Ltd.*	53,960	63,057
Evraz plc	18,598	62,756
Lanxess AG	873	61,912
OZ Minerals Ltd.	11,123	61,733
Sumitomo Metal Mining Company Ltd.	4,000	56,433
Eurasian Natural Resources Corp. plc	13,890	51,946
Kazakhmys plc	7,393	44,074
Total Materials		6,669,742
CONSUMER STAPLES - 7.4%
DE Master Blenders 1753 N.V.*	6,288	97,136
Yamazaki Baking Company Ltd.	7,000	92,213
Treasury Wine Estates Ltd.	15,113	89,542
Ajinomoto Company, Inc.	5,990	87,880
Nissin Foods Holdings Company Ltd.	1,900	87,098
Aeon Company Ltd.	6,690	86,423
Delhaize Group S.A.	1,567	85,487
J Sainsbury plc	14,494	83,346
Seven & I Holdings Company Ltd.	2,500	82,732
MEIJI Holdings Company Ltd.	1,800	82,322
FamilyMart Company Ltd.	1,800	82,131
Kerry Group plc — Class A	1,367	81,463
Anheuser-Busch InBev N.V.	821	81,306
Reckitt Benckiser Group plc	1,134	81,287
L’Oreal S.A.	512	81,193
Unilever plc	1,913	80,933
SABMiller plc	1,535	80,791
Yakult Honsha Company Ltd.	2,000	80,527
Koninklijke Ahold N.V.	5,254	80,522
Svenska Cellulosa AB — Class B	3,114	80,274
Beiersdorf AG	867	80,070
Unilever N.V.	1,951	79,923
Tate & Lyle plc	6,168	79,625
WM Morrison Supermarkets plc	18,967	79,580
Coca-Cola Amatil Ltd.	5,241	79,569
Diageo plc	2,523	79,557
Japan Tobacco, Inc.	2,483	79,268
Olam International Ltd.	56,970	78,991
Tesco plc	13,555	78,594
Heineken Holding N.V.	1,226	78,569
Casino Guichard Perrachon S.A.	746	78,401
Associated British Foods plc	2,711	78,275
Metcash Ltd.	18,148	78,235
Nestle S.A.	1,081	78,171
Aryzta AG	1,324	78,170
Heineken N.V.	1,034	77,943
British American Tobacco plc	1,444	77,384
Carrefour S.A.	2,822	77,256
Shiseido Company Ltd.	5,500	76,952
Coca Cola Hellenic Bottling Company S.A.	2,869	76,870
Wesfarmers Ltd.	1,827	76,478
Danone S.A.	1,097	76,335
Colruyt S.A.	1,577	76,267
Woolworths Ltd.	2,160	76,000
Kesko Oyj — Class B	2,420	75,605
Coca-Cola West Company Ltd.	4,300	74,826
Kao Corp.	2,300	74,280
Barry Callebaut AG	77	74,255
Imperial Tobacco Group plc	2,109	73,649
Pernod-Ricard S.A.	588	73,277
Suedzucker AG	1,728	72,992
Nisshin Seifun Group, Inc.	5,490	72,321
Wilmar International Ltd.	26,000	72,310
Orkla ASA	8,996	71,925
Carlsberg A/S — Class B	732	71,232
Swedish Match AB	2,288	71,023
Calbee, Inc.	900	70,849
Metro AG	2,455	69,806
Kikkoman Corp.	4,000	69,691
Asahi Group Holdings Ltd.	2,900	69,288
Jeronimo Martins SGPS S.A.	3,556	69,269

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
MSCI EAFE EQUAL WEIGHT FUND

	Shares	Value

Lawson, Inc.	900	$69,032
Golden Agri-Resources Ltd.	146,850	68,661
Unicharm Corp.	1,200	68,459
Distribuidora Internacional de
Alimentacion S.A.	9,701	67,107
Remy Cointreau S.A.	580	67,038
Nippon Meat Packers, Inc.	4,000	64,464
Kirin Holdings Company Ltd.	4,000	64,209
Toyo Suisan Kaisha Ltd.	2,000	61,617
Lindt & Spruengli AG	1	45,126
Lindt & Spruengli AG - Participation
Certificate	9	34,631
Henkel AG & Company KGaA	393	31,035
Total Consumer Staples		5,429,066
INFORMATION TECHNOLOGY - 6.1%
Shimadzu Corp.	13,000	92,117
Murata Manufacturing Company Ltd.	1,200	90,258
Itochu Techno-Solutions Corp.	1,800	88,919
Nintendo Company Ltd.	800	86,264
Nomura Research Institute Ltd.	3,300	85,121
NEC Corp.	32,000	84,989
Sumco Corp.	7,400	83,332
NTT Data Corp.	25	82,200
Kyocera Corp.	900	82,131
Hitachi Ltd.	14,000	81,207
Oracle Corporation Japan	1,800	80,984
Toshiba Corp.	16,000	80,909
Yaskawa Electric Corp.	8,000	79,975
Yahoo Japan Corp.	174	79,948
United Internet AG	3,277	79,693
Mellanox Technologies Ltd.*	1,437	79,405
Hirose Electric Company Ltd.	600	78,848
Nexon Company Ltd.	8,043	78,012
Computershare Ltd.	7,332	77,874
SAP AG	970	77,719
Konami Corp.	3,900	77,685
Telefonaktiebolaget LM Ericsson — Class B	6,191	77,137
Canon, Inc.	2,100	76,969
TDK Corp.	2,200	76,777
Sage Group plc	14,719	76,654
NICE Systems Ltd.*	2,083	76,563
Amadeus IT Holding S.A. — Class A	2,829	76,433
Ibiden Company Ltd.	4,900	76,314
Dassault Systemes S.A.	659	76,186
Otsuka Corp.	700	76,076
Advantest Corp.	5,400	75,725
Ricoh Company Ltd.	7,000	75,704
Omron Corp.	3,000	75,534
Hitachi High-Technologies Corp.	3,600	75,037
Brother Industries Ltd.	7,290	74,890
FUJIFILM Holdings Corp.	3,800	74,845
STMicroelectronics N.V.	9,697	74,588
Nippon Electric Glass Company Ltd.	15,000	74,418
Gree, Inc.	5,900	74,087
ARM Holdings plc	5,286	73,942
Hexagon AB — Class B	2,712	73,865
Dena Company Ltd.	2,700	73,430
Gemalto N.V.	837	73,018
Yokogawa Electric Corp.	7,300	72,899
Trend Micro, Inc.	2,600	72,672
Tokyo Electron Ltd.	1,700	72,060
Infineon Technologies AG	9,039	71,380
Hoya Corp.	3,800	71,293
Citizen Holdings Company Ltd.	13,990	71,191
Hamamatsu Photonics K.K.	1,800	71,040
ASML Holding N.V.	1,055	70,964
Fujitsu Ltd.	17,000	70,615
Capital Gemini S.A.	1,524	69,357
Rohm Company Ltd.	2,000	69,160
Konica Minolta, Inc.	9,490	69,060
Nokia Oyj	21,040	68,079
AtoS	980	67,452
ASM Pacific Technology Ltd.	5,700	62,635
Keyence Corp.	200	61,192
Elpida Memory, Inc.*,†††,1	18,800	200
Total Information Technology		4,497,031
HEALTH CARE - 5.8%
Ono Pharmaceutical Company Ltd.	1,500	92,584
Kyowa Hakko Kirin Company Ltd.	8,000	90,428
Dainippon Sumitomo Pharma
Company Ltd.	5,090	89,871
UCB S.A.	1,356	86,570
Cie Generale d’Optique Essilor
International S.A.	772	85,855
Sysmex Corp.	1,400	85,075
AstraZeneca plc	1,679	84,186
Medipal Holdings Corp.	5,990	83,808
M3, Inc.	43	83,734
Smith & Nephew plc	7,113	82,150
Sanofi	807	82,009
Merck KGaA	540	81,479
Bayer AG	787	81,187
Mitsubishi Tanabe Pharma Corp.	5,300	81,079
Astellas Pharma, Inc.	1,500	80,633
Eisai Company Ltd.	1,800	80,410
Sonic Healthcare Ltd.	5,541	80,372
Olympus Corp.*	3,400	80,331
Celesio AG	4,253	79,875
Ramsay Health Care Ltd.	2,373	79,812
Otsuka Holdings Company Ltd.	2,300	79,778
Novartis AG	1,119	79,504
Actelion Ltd.	1,463	79,443
GlaxoSmithKline plc	3,391	79,281
Daiichi Sankyo Company Ltd.	4,100	78,838
William Demant Holding A/S*	939	78,670
Grifols S.A.*	2,110	78,241
Teva Pharmaceutical Industries Ltd.	1,984	78,106
Lonza Group AG	1,202	77,995
Elan Corporation plc*	6,775	77,899
Taisho Pharmaceutical Holdings
Company Ltd.	1,100	77,712
CSL Ltd.	1,259	77,649
Coloplast A/S — Class B	1,435	77,198
Terumo Corp.	1,800	76,968

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
MSCI EAFE EQUAL WEIGHT FUND

	Shares	Value

Tsumura & Co.	2,100	$76,633
Roche Holding AG	329	76,589
Takeda Pharmaceutical Company Ltd.	1,400	76,447
Getinge AB — Class B	2,496	76,216
Alfresa Holdings Corp.	1,400	76,001
Suzuken Company Limited/Aichi Japan	2,100	75,964
Chugai Pharmaceutical Company Ltd.	3,400	75,564
Fresenius SE & Company KGaA	612	75,546
Elekta AB — Class B	4,971	75,476
Sonova Holding AG	628	75,346
Cochlear Ltd.	1,058	74,969
Santen Pharmaceutical Company Ltd.	1,600	74,025
QIAGEN N.V.*	3,503	73,019
Fresenius Medical Care AG & Co. KGaA	1,079	72,828
Shionogi & Company Ltd.	3,600	72,704
Miraca Holdings, Inc.	1,500	71,869
Shire plc	2,361	71,865
Novo Nordisk A/S — Class B	426	69,214
Orion Oyj — Class B	2,578	67,718
Hisamitsu Pharmaceutical Company, Inc.	1,200	64,762
Prothena Corporation plc*	1	4
Total Health Care		4,241,489
UTILITIES - 4.7%
Shikoku Electric Power Company, Inc.*	6,400	90,972
Hokkaido Electric Power Company, Inc.*	8,800	89,748
Toho Gas Company Ltd.	14,000	88,940
Osaka Gas Company Ltd.	20,000	87,326
Tokyo Gas Company Ltd.	16,000	86,349
Hokuriku Electric Power Co.	6,700	82,495
Kansai Electric Power Company, Inc.*	8,700	82,351
Tokyo Electric Power Company, Inc.*	33,080	81,532
National Grid plc	6,924	80,441
Contact Energy Ltd.	16,864	80,436
Severn Trent plc	3,092	80,395
Fortum Oyj	3,983	80,268
Veolia Environnement S.A.	6,336	79,910
AGL Energy Ltd.	4,827	79,717
E.ON SE	4,549	79,427
Hong Kong & China Gas Company Ltd.	27,156	79,237
Centrica plc	14,172	79,168
SP AusNet	63,479	78,989
CLP Holdings Ltd.	8,990	78,752
Enel Green Power SpA	41,925	78,631
EDP - Energias de Portugal S.A.	25,453	78,377
Kyushu Electric Power Company, Inc.*	7,690	78,264
SSE plc	3,469	78,231
Chugoku Electric Power Company, Inc.	5,990	78,081
Tohoku Electric Power Company, Inc.*	9,790	77,796
GDF Suez	4,032	77,637
Terna Rete Elettrica Nazionale SpA	18,618	77,093
Verbund AG	3,543	76,806
Electricite de France S.A.	3,995	76,617
Electric Power Development
Company Ltd.	3,000	76,267
APA Group	12,219	75,832
Suez Environnement Co.	5,939	75,748
Cheung Kong Infrastructure Holdings Ltd.	11,000	75,458
Power Assets Holdings Ltd.	7,990	75,396
Enagas S.A.	3,205	74,635
Chubu Electric Power Company, Inc.	6,090	74,014
Iberdrola S.A.	15,842	73,782
United Utilities Group plc	6,777	72,914
RWE AG	1,945	72,496
Snam SpA	15,873	72,360
Acciona S.A.	1,269	69,189
Enel SpA	21,129	68,963
Gas Natural SDG S.A.	3,889	68,851
Red Electrica Corporation S.A.	1,364	68,633
Total Utilities		3,438,524
ENERGY - 3.7%
Caltex Australia Ltd.	4,032	89,638
Fugro N.V.	1,591	88,069
Saipem SpA	2,807	86,327
Origin Energy Ltd.	6,229	86,136
Delek Group Ltd.	293	82,241
BP plc	11,139	77,840
Tullow Oil plc	4,152	77,608
Transocean Ltd.	1,477	76,593
Galp Energia SGPS S.A. — Class B	4,882	76,480
AMEC plc	4,770	76,474
Eni SpA	3,366	75,644
Woodside Petroleum Ltd.	2,018	75,269
Repsol S.A.	3,703	75,242
Tenaris S.A.	3,693	75,039
Santos Ltd.	5,787	74,902
Seadrill Ltd.	2,065	74,843
Japan Petroleum Exploration Co.	1,900	74,583
OMV AG	1,741	74,044
Subsea 7 S.A.	3,172	74,019
BG Group plc	4,314	74,014
Total S.A.	1,540	73,747
Statoil ASA	2,992	72,328
WorleyParsons Ltd.	2,805	72,115
Lundin Petroleum AB*	3,312	71,657
Showa Shell Sekiyu K.K.	10,090	71,283
Aker Solutions ASA	3,815	70,931
Neste Oil Oyj	5,023	70,833
Technip S.A.	688	70,542
Inpex Corp.	13	69,606
Idemitsu Kosan Company Ltd.	800	69,436
TonenGeneral Sekiyu K.K.	7,000	69,234
JX Holdings, Inc.	12,190	68,247
Petrofac Ltd.	3,097	67,395
Cosmo Oil Company Ltd.*	32,000	67,311
Cie Generale de Geophysique - Veritas*	2,775	62,505
Whitehaven Coal Ltd.	25,192	55,612
Royal Dutch Shell plc — Class A	1,348	43,612
Royal Dutch Shell plc — Class B	945	31,378
Total Energy		2,742,777
TELECOMMUNICATION SERVICES - 3.4%
Softbank Corp.	2,000	91,788
Vodafone Group plc	30,555	86,643
Iliad S.A.	401	85,309

SEE NOTES TO FINANCIAL STATEMENTS.	The GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 28, 2013
MSCI EAFE EQUAL WEIGHT FUND

	Shares	Value

KDDI Corp.	2,000	$83,395
HKT Trust / HKT Ltd.	82,403	82,482
Tele2 AB — Class B	4,735	82,391
Bezeq The Israeli Telecommunication
Corporation Ltd.	59,034	81,796
Inmarsat plc	7,658	81,695
Telefonica S.A.	6,022	80,983
France Telecom S.A.	7,886	79,765
BT Group plc	18,565	78,430
TeliaSonera AB	10,974	78,351
Telekom Austria AG	11,907	78,138
Swisscom AG	167	77,260
Millicom International Cellular S.A.	966	77,152
StarHub Ltd.	21,960	77,007
Ziggo N.V.	2,187	76,919
Telecom Corporation of New Zealand Ltd.	39,105	76,571
Telenor ASA	3,497	76,454
TDC A/S	9,947	76,428
Vivendi S.A.	3,655	75,508
PCCW Ltd.	162,790	75,496
Singapore Telecommunications Ltd.	25,970	75,158
Telstra Corporation Ltd.	15,973	75,012
Deutsche Telekom AG	7,031	74,326
Portugal Telecom SGPS S.A.	14,760	73,114
NTT DOCOMO, Inc.	48	71,187
Koninklijke KPN N.V.	20,941	70,443
Nippon Telegraph & Telephone Corp.	1,600	69,691
Belgacom S.A.	2,769	68,848
Elisa Oyj	3,597	66,817
Telecom Italia SpA	66,169	46,739
Telecom Italia SpA - Savings Shares	42,456	26,125
Total Telecommunication Services		2,477,421
Total Common Stocks
(Cost $65,054,314)		67,921,163
PREFERRED STOCKS† - 0.4%
ProSiebenSat.1 Media AG	2,315	82,652
Porsche Automobil Holding SE	946	69,151
Volkswagen AG	294	58,419
Henkel AG & Company KGaA	539	51,886
Bayerische Motoren Werke AG	120	7,666
RWE AG	155	5,560
Total Preferred Stocks
(Cost $203,315)		275,334
EXCHANGE TRADED FUNDS† - 5.2%
Vanguard MSCI EAFE ETF	79,641	2,901,321
iShares MSCI Japan Index Fund	70,675	763,290
iShares MSCI Hong Kong Index Fund	3,908	77,535
iShares MSCI Singapore Index Fund	5,407	75,482
Total Exchange Traded Funds
(Cost $3,765,218)		3,817,628
SHORT TERM INVESTMENTS†† - 1.0%
State Street General Account
U.S. Government Fund	759,730	759,730
Total Short Term Investments
(Cost $759,730)		759,730
Total Investments - 99.0%
(Cost $69,782,577)		$72,773,855
Other Assets & Liabilities, net - 1.0%		733,622
Total Net Assets - 100.0%		$73,507,477

INVESTMENT CONCENTRATION

Country	% of Net Assets	Value
Japan	33.5%	$24,602,306
United Kingdom	10.5%	7,713,297
Australia	7.0%	5,176,106
France	6.8%	4,999,735
United States	5.2%	3,817,628
Germany	4.7%	3,428,147
Switzerland	3.7%	2,739,675
Hong Kong	3.4%	2,498,521
Sweden	3.1%	2,271,946
Singapore	2.9%	2,167,244
Netherlands	2.8%	2,042,516
Italy	2.1%	1,578,049
Spain	2.1%	1,549,339
Finland	1.4%	1,023,196
Belgium	1.1%	837,258
Israel	1.1%	785,292
Denmark	1.0%	738,909
Other	6.6%	4,804,691
Total Investments	99.0%	$72,773,855

*	Non-income producing security.

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MSCI EAFE EQUAL WEIGHT FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 28, 2013

Assets:
Investments, at value
(cost $69,782,577)	$72,773,855
Foreign currency, at value
(cost $63,294)	63,291
Prepaid expenses	27,202
Cash	5,942
Receivables:
Fund shares sold	521,556
Dividends	282,702
Foreign taxes reclaim	51,144
Investment advisor	27,212
Interest	886
Total assets	73,753,790
Liabilities:
Payable for:
Custodian fees	75,458
Management fees	43,167
Fund shares redeemed	42,242
Distribution and service fees	16,835
Transfer agent/maintenance fees	9,813
Fund accounting/administration fees	9,250
Directors’ fees*	3,027
Miscellaneous	46,521
Total liabilities	246,313
Net assets	$73,507,477
Net assets consist of:
Paid in capital	$101,733,627
Accumulated net investment loss	(468,421)
Accumulated net realized loss on investments	(30,747,379)
Net unrealized appreciation on investments and foreign currency	2,989,650
Net assets	$73,507,477
A-Class:
Net assets	$67,048,396
Capital shares outstanding	5,772,898
Net asset value per share	$11.61
Maximum offering price per share
(Net asset value divided by 95.25%)	$12.19
B-Class:
Net assets	$2,731,384
Capital shares outstanding	268,347
Net asset value per share	$10.18
C-Class:
Net assets	$3,301,202
Capital shares outstanding	332,614
Net asset value per share	$9.93
Institutional Class:
Net assets	$426,495
Capital shares outstanding	36,925
Net asset value per share	$11.55

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended March 28, 2013

Investment Income:
Dividends (net of foreign withholding tax of $86,741)	$668,137
Total investment income	668,137

Expenses:
Management fees	242,554
Transfer agent/maintenance fees:
A-Class	49,696
B-Class	10,701
C-Class	6,036
Institutional Class	184
Distribution and service fees:
A-Class	79,076
C-Class	15,818
Fund accounting/administration fees	51,976
Custodian fees	87,497
Pricing service expense	39,045
Tax expense	22,359
Directors’ fees*	3,058
Miscellaneous	80,211
Total expenses	688,211
Less:
Expenses waived/reimbursed by Advisor	(99,710)
Net expenses	588,501
Net investment income	79,636

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,149,568)
Foreign currency	(11,124)
Net realized loss	(1,160,692)
Net change in unrealized appreciation (depreciation) on:
Investments	9,071,987
Foreign currency	1,927
Net change in unrealized appreciation (depreciation)	9,073,914
Net realized and unrealized gain	7,913,222
Net increase in net assets resulting from operations	$7,992,858

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	the GUGGENHEIM FUNDS semi-annual report | 57

MSCI EAFE EQUAL WEIGHT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Year Ended
	2013	September 30,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$79,636	$989,291
Net realized loss on investments	(1,160,692)	(5,918,358)
Net change in unrealized appreciation (depreciation) on investments	9,073,914	10,876,566
Net increase in net assets resulting from operations	7,992,858	5,947,499

Distributions to shareholders from:
Net investment income
A-Class	(1,202,821)	(30,502)
B-Class	(47,670)	(2,983)
C-Class	(45,133)	—
Institutional Class	(2,152)	(73)
Total distributions to shareholders	(1,297,776)	(33,558)

Capital share transactions:
Proceeds from sale of shares
A-Class	7,700,670	11,310,005
B-Class	225,538	64,990
C-Class	285,187	309,208
Institutional Class	325,075	4,955,291
Distributions reinvested
A-Class	1,193,717	30,250
B-Class	47,499	2,968
C-Class	44,925	—
Institutional Class	2,152	73
Cost of shares redeemed
A-Class	(9,789,332)	(20,478,100)
B-Class	(624,781)	(1,700,356)
C-Class	(352,762)	(970,947)
Institutional Class	(8,391)	(5,107,255)
Net decrease from capital share transactions	(950,503)	(11,583,873)
Net increase (decrease) in net assets	5,744,579	(5,669,932)

Net assets:
Beginning of period	67,762,898	73,432,830
End of period	$73,507,477	$67,762,898
Accumulated/(Undistributed) net investment income/(loss) at end of period	$(468,421)	$749,719

Capital share activity:
Shares sold
A-Class	679,692	1,101,870
B-Class	22,813	7,266
C-Class	30,068	35,518
Institutional Class	28,905	484,691
Shares issued from reinvestment of distributions
A-Class	111,458	3,109
B-Class	5,064	350
C-Class	4,899	—
Institutional Class	202	8
Shares redeemed
A-Class	(878,809)	(2,007,132)
B-Class	(65,211)	(192,408)
C-Class	(37,191)	(111,863)
Institutional Class	(779)	(505,528)
Net decrease in shares	(98,889)	(1,184,119)

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MSCI EAFE EQUAL WEIGHT FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$10.55	$9.70	$10.52	$9.97	$10.35	$20.69
Income (loss) from investment operations:
Net investment income[b]	.01	.15	.05	.02	.05	.05
Net gain (loss) on investments
(realized and unrealized)	1.26	.70	(.81)	.53	(.35)	(3.63)
Total from investment operations	1.27	.85	(.76)	.55	(.30)	(3.58)
Less distributions from:
Net investment income	(.21)	(—)[c]	(.06)	—	(.02)	(.04)
Net realized gains	—	—	—	—	—	(6.72)
Return of capital	—	—	—	—	(.06)	—
Total distributions	(.21)	(—)[c]	(.06)	—	(.08)	(6.76)
Net asset value, end of period	$11.61	$10.55	$9.70	$10.52	$9.97	$10.35

Total Return[d]	12.21%	8.82%	(7.32%)	5.52%	(2.71%)	(25.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$67,048	$61,838	$65,573	$78,201	$97,205	$88,782
Ratios to average net assets:
Net investment income	0.25%	1.45%	0.40%	0.24%	0.63%	0.33%
Total expenses[e]	1.93%	2.05%	1.85%	1.86%	1.89%	1.73%
Net expenses[f]	1.67%	1.63%	1.82%	1.86%	1.89%	1.73%
Portfolio turnover rate	12%	41%	206%	288%	368%	280%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2013[a,h]	2012[h]	2011[h]	2010[h]	2009[h]	2008[h]
Per Share Data
Net asset value, beginning of period	$9.22	$8.46	$9.19	$8.69	$9.05	$18.96
Income (loss) from investment operations:
Net investment income[b]	.02	.14	.05	.04	.07	.07
Net gain (loss) on investments
(realized and unrealized)	1.11	.63	(.69)	.46	(.32)	(3.17)
Total from investment operations	1.13	.77	(.64)	.50	(.25)	(3.10)
Less distributions from:
Net investment income	(.17)	(.01)	(.09)	—	(.04)	(.09)
Net realized gains	—	—	—	—	—	(6.72)
Return of capital	—	—	—	—	(.07)	—
Total distributions	(.17)	(.01)	(.09)	—	(.11)	(6.81)
Net asset value, end of period	$10.18	$9.22	$8.46	$9.19	$8.69	$9.05

Total Return[d]	12.43%	9.07%	(7.13%)	5.75%	(2.45%)	(24.91%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,731	$2,820	$4,148	$6,769	$11,155	$15,303
Ratios to average net assets:
Net investment income	0.47%	1.60%	0.53%	0.45%	0.90%	0.55%
Total expenses[e]	2.31%	2.34%	1.61%	1.61%	1.65%	1.48%
Net expenses[f]	1.42%	1.38%	1.59%	1.61%	1.65%	1.48%
Portfolio turnover rate	12%	41%	206%	288%	368%	280%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

MSCI EAFE EQUAL WEIGHT FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$9.01	$8.33	$9.06	$8.66	$9.04	$19.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	.06	(.04)	(.04)	(.01)	(.05)
Net gain (loss) on investments (realized and unrealized)	1.07	.62	(.69)	.44	(.31)	(3.18)
Total from investment operations	1.05	.68	(.73)	.40	(.32)	(3.23)
Less distributions from:
Net investment income	(.13)	—	—	—	—	—
Net realized gains	—	—	—	—	—	(6.73)
Return of capital	—	—	—	—	(.06)	—
Total distributions	(.13)	—	—	—	(.06)	(6.73)
Net asset value, end of period	$9.93	$9.01	$8.33	$9.06	$8.66	$9.04

Total Return[d]	11.82%	8.16%	(8.06%)	4.62%	(3.39%)	(25.69%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,301	$3,015	$3,426	$4,295	$4,838	$7,866
Ratios to average net assets:
Net investment income (loss)	(0.50%)	0.68%	(0.37%)	(0.50%)	(0.11%)	(0.44%)
Total expenses[e]	2.90%	2.88%	2.60%	2.62%	2.65%	2.49%
Net expenses[f]	2.42%	2.38%	2.58%	2.62%	2.65%	2.49%
Portfolio turnover rate	12%	41%	206%	288%	368%	280%

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MSCI EAFE EQUAL WEIGHT FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	March 28,	September 30,	September 30,
Institutional Class	2013[a]	2012	2011[g]
Per Share Data
Net asset value, beginning of period	$10.50	$9.70	$12.37
Income (loss) from investment operations:
Net investment income[b]	.08	.28	.13
Net gain on investments
(realized and unrealized)	1.19	.52	(2.80)
Total from investment operations	1.27	.80	(2.67)
Less distributions from:
Net investment income	(.22)	(—)[c]	—
Total distributions	(.22)	(—)	—
Net asset value, end of period	$11.55	$10.50	$9.70

Total Return[d]	12.41%	8.17%	(21.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$426	$90	$285
Ratios to average net assets:
Net investment income	1.55%	2.70%	2.99%
Total expenses[e]	1.81%	1.90%	2.27%
Net expenses[f]	1.43%	1.32%	1.36%
Portfolio turnover rate	12%	41%	206%

[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	Since commencement of operations: May 2, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire fiscal year of the Fund, not since commencement of operations of the Class.
[h]	Effective August 25, 2005, B-Class shares ceased charging 12b-1 fees in accordance with FINRA sales cap regulations. Per share informations reflects this change. This fee will be reinstated when sales exceed the sales cap limit.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

FUND PROFILE (Unaudited)	March 28, 2013

ALPHA OPPORTUNITY FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

** Substantially all of the short holdings were fair valued by the Valuation Committee at March 28, 2013 due to exposure to LBIE — See Note 11. The total market value of fair valued securities amounts to (67%) of total net assets.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 7, 2003
B-Class	July 7, 2003
C-Class	July 7, 2003
Institutional Class	November 7, 2008

Ten Largest Long Holdings (% of Total Net Assets)
Philip Morris International, Inc.	8.3%
Altria Group, Inc.	5.2%
Trinity Industries, Inc.	4.2%
Johnson & Johnson	3.7%
AT&T, Inc.	3.5%
Lockheed Martin Corp.	3.3%
CA, Inc.	3.2%
TJX Companies, Inc.	3.1%
AO Smith Corp.	2.8%
Joy Global, Inc.	2.4%
Top Ten Total	39.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
ALPHA OPPORTUNITY FUND

	Shares	Value

COMMON STOCKS† - 105.6%

INDUSTRIALS - 21.7%
Trinity Industries, Inc.[1,2]	10,200	$462,365
Lockheed Martin Corp.[1,2]	3,753	362,240
AO Smith Corp.[1,2]	4,200	308,994
Joy Global, Inc.[1,2]	4,500	267,840
General Electric Co.[1,2]	8,113	187,573
Towers Watson & Co. — Class A1,2	2,200	152,504
Watts Water Technologies, Inc. — Class A1,2	2,800	134,373
Fluor Corp.	1,274	84,505
Northrop Grumman Corp.[1,2]	1,100	77,165
USG Corp.*	2,639	69,775
Con-way, Inc.[1,2]	1,700	59,857
Universal Forest Products, Inc.	1,091	43,433
Celadon Group, Inc.	1,274	26,576
Acuity Brands, Inc.	364	25,243
Kennametal, Inc.	542	21,160
Simpson Manufacturing Company, Inc.	598	18,305
Layne Christensen Co.*	609	13,020
Builders FirstSource, Inc.*	2,093	12,265
Rollins, Inc.	475	11,661
Huntington Ingalls Industries, Inc.[1,2]	183	9,759
Masco Corp.	455	9,214
Westport Innovations, Inc.*	273	8,056
Wabash National Corp.*	637	6,472
Quanex Building Products Corp.	323	5,200
General Cable Corp.*	139	5,091
Quality Distribution, Inc.*	364	3,061
MasTec, Inc.*	91	2,653
Pacer International, Inc.*	251	1,262
Total Industrials		2,389,622
CONSUMER DISCRETIONARY - 19.8%
TJX Companies, Inc.[1,2]	7,200	336,599
Ross Stores, Inc.[1,2]	4,200	254,604
Walt Disney Co.[1,2]	4,024	228,563
L Brands, Inc.[1,2]	5,100	227,766
Family Dollar Stores, Inc.[1,2]	3,700	218,485
The Gap, Inc.[1,2]	6,000	212,400
Jack in the Box, Inc.*,1,2	4,000	138,360
PVH Corp.[1,2]	800	85,448
Amazon.com, Inc.*	299	79,680
Toll Brothers, Inc.*	2,093	71,665
Lennar Corp. — Class A	1,631	67,654
AutoNation, Inc.*	819	35,831
TRW Automotive Holdings Corp.*	447	24,585
DR Horton, Inc.	1,001	24,324
Cavco Industries, Inc.*	455	21,644
Chuy’s Holdings, Inc.*	617	20,102
Hovnanian Enterprises, Inc. — Class A*	3,095	17,858
Urban Outfitters, Inc.*	455	17,627
Allison Transmission Holdings, Inc.	728	17,479
RadioShack Corp.[1,2]	5,100	17,136
Pier 1 Imports, Inc.	728	16,744
Staples, Inc.	898	12,060
Starbucks Corp.	182	10,367
Standard Pacific Corp.*	722	6,238
Tumi Holdings, Inc.*	90	1,885
Fiat SpA ADR*	252	1,338
Desarrolladora Homex SAB de CV ADR*	90	805
Total Consumer Discretionary		2,167,247
CONSUMER STAPLES - 18.1%
Philip Morris International, Inc.[1,2]	9,800	908,559
Altria Group, Inc.[1,2]	16,700	574,313
Herbalife Ltd.[1,2]	5,000	187,251
Wal-Mart Stores, Inc.[1,2]	2,200	164,626
Safeway, Inc.[1,2]	3,900	102,765
Bunge Ltd.	375	27,686
Pilgrim’s Pride Corp.*	1,274	11,708
Cal-Maine Foods, Inc.	91	3,873
Total Consumer Staples		1,980,781
HEALTH CARE - 15.2%
Johnson & Johnson[1,2]	5,000	407,650
ViroPharma, Inc.*,1,2	9,900	249,084
Amgen, Inc.[1,2]	1,800	184,518
Life Technologies Corp.*,1,2	2,800	180,964
WellCare Health Plans, Inc.*,1,2	2,495	144,610
Baxter International, Inc.[1,2]	1,800	130,752
Forest Laboratories, Inc.*,1,2	3,400	129,336
Charles River Laboratories
International, Inc.*,1,2	2,000	88,540
Owens & Minor, Inc.[1,2]	2,700	87,912
Kindred Healthcare, Inc.*,1,2	3,900	41,067
Centene Corp.*	182	8,015
Express Scripts Holding Co.*	52	2,998
Total Health Care		1,655,446
Information Technology - 8.8%
CA, Inc.[1,2]	14,000	352,380
Symantec Corp.*,1,2	5,900	145,612
Arrow Electronics, Inc.*,1,2	2,886	117,229
Avnet, Inc.*,1,2	3,100	112,220
Harmonic, Inc.*,1,2	11,000	63,690
Amkor Technology, Inc.*,1,2	9,200	36,800
Citrix Systems, Inc.*	364	26,267
Altera Corp.	632	22,417
ARM Holdings plc ADR	440	18,643
Salesforce.com, Inc.*	104	18,598
Apple, Inc.	39	17,263
Xilinx, Inc.	364	13,894
Facebook, Inc. — Class A*	542	13,864
Aruba Networks, Inc.*	361	8,931
Alcatel-Lucent ADR*	4,225	5,619
M/A-COM Technology Solutions
Holdings, Inc.*	182	2,925
FleetMatics Group plc*	23	558
Total Information Technology		976,910
ENERGY - 7.9%
Anadarko Petroleum Corp.[1,2]	2,755	240,925
EOG Resources, Inc.	1,093	139,980
Pioneer Natural Resources Co.	728	90,454
ConocoPhillips[1,2]	1,500	90,150
SM Energy Co.	1,001	59,279

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
ALPHA OPPORTUNITY FUND

	Shares	Value

Occidental Petroleum Corp.	728	$57,053
Phillips 66[1,2]	750	52,478
Halliburton Co.	1,092	44,127
Plains Exploration & Production Co.*	637	30,238
Marathon Oil Corp.	728	24,548
Hercules Offshore, Inc.*	1,629	12,087
Basic Energy Services, Inc.*	571	7,805
Yanzhou Coal Mining Company Ltd. ADR	323	4,422
Chesapeake Energy Corp.	182	3,715
Total Energy		857,261
FINANCIALS - 6.7%
Amtrust Financial Services, Inc.[1,2]	6,600	228,690
Endurance Specialty Holdings Ltd.[1,2]	3,000	143,430
Weyerhaeuser Co.	4,459	139,924
St. Joe Co.*	2,093	44,476
Morgan Stanley	1,820	40,003
Genworth Financial, Inc. — Class A*,1,2	4,000	40,000
Brookfield Asset Management, Inc. —
Class A	792	28,900
American International Group, Inc.*	728	28,261
Potlatch Corp.	455	20,866
Stifel Financial Corp.*	364	12,620
Tejon Ranch Co.*	247	7,356
Total Financials		734,526
TELECOMMUNICATION SERVICES - 3.6%
AT&T, Inc.[1,2]	10,600	388,914
MATERIALS - 2.3%
Vulcan Materials Co.	1,456	75,275
Stillwater Mining Co.*	2,249	29,080
Rio Tinto plc ADR	542	25,517
Deltic Timber Corp.	364	25,014
Freeport-McMoRan Copper & Gold, Inc.	533	17,642
Southern Copper Corp.	417	15,667
Teck Resources Ltd. — Class B	542	15,263
Horsehead Holding Corp.*	1,183	12,871
Louisiana-Pacific Corp.*	455	9,828
Anglo American plc ADR	632	8,134
Alcoa, Inc.	903	7,694
Molycorp, Inc.*	1,084	5,637
Boise, Inc.	546	4,728
Sterlite Industries India Ltd. ADR	656	4,579
IAMGOLD Corp.	564	4,061
Total Materials		260,990
UTILITIES - 1.5%
Exelon Corp.[1,2]	4,743	163,539
Total Common Stocks
(Cost $9,364,862)		11,575,236
EXCHANGE TRADED FUNDS† - 1.4%
SPDR S&P Metals & Mining ETF	1,084	43,772
iShares S&P Global Materials
Sector Index Fund	637	37,857
iShares FTSE China 25 Index Fund	722	26,642
SPDR S&P China ETF	271	18,956
iShares Dow Jones US Home
Construction Index Fund	455	10,870
iShares MSCI Emerging Markets Index Fund	180	7,700
PowerShares DB Base Metals Fund*	361	6,332
Total Exchange Traded Funds
(Cost $163,215)		152,129
CLOSED-END FUNDS† - 0.1%
Morgan Stanley China A Share Fund, Inc.	611	14,426
Total Closed-End Funds
(Cost $15,503)		14,426
SHORT TERM INVESTMENTS†† - 0.2%
State Street General Account U.S.
Government Fund	17,105	17,105
Total Short Term Investments
(Cost $17,105)		17,105

	Face
	Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 4.6%
Federal Home Loan Bank[3]
0.14% due 06/05/13	$300,000	299,973
Freddie Mac[4]
0.11% due 06/18/13	200,000	199,978
Total Federal Agency Discount Notes
(Cost $499,877)		499,951

REPURCHASE AGREEMENT††,5 – 4.9%
State Street
issued 03/28/13 at 0.00%
due 04/01/13	537,600	537,600
Total Repurchase Agreement
(Cost $537,600)		537,600
Total Long Investments – 116.8%
(Cost $10,598,162)		$12,796,447

	Shares
COMMON STOCKS SOLD SHORT - (67.2)%
Consumer Staples - (0.9)%
Bridgford Foods Corp.†	169	(1,418)
Monster Beverage Corp.*,†††,6,8	3,250	(96,233)
Total Consumer Staples		(97,651)
Utilities - (2.3)%
Korea Electric Power Corp. ADR*,†††,6,8	18,310	(247,734)
Telecommunication Services - (2.6)%
Clearwire Corp. — Class A*,†††,6,8	2,530	(28,665)
Global Crossing Ltd.*,†††,6,8	1,800	(28,746)
Leap Wireless International, Inc.*,†††,6,8	1,500	(65,100)
SBA Communications Corp. —
Class A*,†††,6,8	2,400	(69,096)
SAVVIS, Inc.*,†††,6,8	5,700	(84,019)
Total Telecommunication Services		(275,626)

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
ALPHA OPPORTUNITY FUND

	Shares	Value

ENERGY - (3.0)%
Aquila Resources Ltd.*,†††,6,8	2,750	$(21,907)
Modec, Inc.†††,6,8	900	(23,195)
Sevan Marine ASA*,†††,6,8	5,900	(30,951)
Trican Well Service Ltd.†††,6,8	2,000	(34,043)
QGC Pty Ltd.*,†††,6,8	12,800	(49,787)
Rio Tinto Coal Mozambique*,†††,6,8	6,700	(50,985)
BPZ Resources, Inc.*,†††,6,8	5,700	(107,160)
Total Energy		(318,028)
MATERIALS - (3.7)%
China National Building Material
Company Ltd. — Class H†††,6,8	14,700	(19,910)
Anhui Conch Cement Company Ltd. —
Class H†††,6,8	4,500	(20,259)
Shougang Fushan Resources
Group Ltd.†††,6,8	66,000	(23,727)
Sino Gold Mining Ltd.*,†††,6,8	8,600	(35,368)
Turquoise Hill Resources Ltd.*,†††,6,8	4,440	(37,030)
Western Areas Ltd.†††,6,8	6,200	(44,457)
Zoltek Companies, Inc.*,†††,6,8	2,700	(49,221)
Silver Wheaton Corp.†††,6,8	6,100	(64,045)
Agnico-Eagle Mines Ltd.†††,6,7,8	1,800	(119,002)
Total Materials		(413,019)
INFORMATION TECHNOLOGY - (6.5)%
VeriSign, Inc.*,†††,6,8	1,200	(30,756)
Access Company Ltd.*,†††,6,8	17	(32,755)
Varian Semiconductor Equipment
Associates, Inc.*,†††,6,8	1,260	(33,037)
Electronic Arts, Inc.*,†††,6,8	900	(36,720)
Riverbed Technology, Inc.*,†††,6,8	3,280	(43,624)
Red Hat, Inc.*,†††,6,8	2,610	(46,589)
Baidu, Inc. ADR*,†††,6,8	200	(53,726)
Intermec, Inc.*,†††,6,8	2,740	(54,307)
Rambus, Inc.*,†††,6,8	3,600	(55,224)
VMware, Inc. — Class A*,†††,6,8	2,400	(68,592)
Imperial Energy Corporation plc*,†††,6,8	3,900	(77,681)
Equinix, Inc.*,†††,6,8	1,000	(79,940)
Cree, Inc.*,†††,6,8	4,000	(109,840)
Total Information Technology		(722,791)
INDUSTRIALS - (9.2)%
China Merchants Holdings
International Company Ltd.†††,6,8	3,100	(11,047)
China Communications
Construction Company Ltd. —
Class H†††,6,8	15,000	(15,536)
China National Materials Company
Ltd. — Class H†††,6,8	34,400	(17,537)
Japan Steel Works Ltd.†††,6,8	1,500	(20,809)
Ausenco Ltd.†††,6,8	2,100	(22,659)
Arrow Energy Holdings Pty Ltd.*,†††,6,8	8,900	(22,965)
Toyo Tanso Company Ltd.†††,6,8	500	(27,007)
Ryanair Holdings plc†††,6,8	9,600	(35,971)
Meyer Burger Technology AG*,†††,6,8	200	(49,879)
USG Corp.*,†††,6,8	4,940	(141,877)
Beijing Capital International Airport
Company Ltd. — Class H†††,6,8	218,000	(188,550)
Brisa Auto-Estradas de Portugal
S.A.*,†††,6,8	44,400	(461,804)
Total Industrials		(1,015,641)
FINANCIALS - (10.7)%
C C Land Holdings Ltd.†††,6,8	50,000	(13,945)
Franshion Properties China Ltd.†††,6,8	79,400	(22,104)
Mizuho Trust & Banking Company
Ltd.*,†††,6,8	17,700	(24,682)
Aozora Bank Ltd.†††,6,8	16,300	(26,250)
Monex Group, Inc.†††,6,8	78	(27,384)
Mizuho Financial Group, Inc.†††,6,8	11,000	(45,461)
Aeon Mall Company Ltd.†††,6,8	1,700	(52,093)
PrivateBancorp, Inc. — Class A†††,6,8	2,390	(102,770)
Erste Group Bank AG*,†††,6,8	5,200	(319,536)
Wells Fargo & Co.†††,6,8	12,384	(539,688)
Total Financials		(1,173,913)
HEALTH CARE - (12.3)%
Sepracor, Inc.*,†††,6,8	1,400	(24,500)
Exelixis, Inc.*,†††,6,8	4,500	(28,845)
Savient Pharmaceuticals, Inc.*,†††,6,8	2,420	(48,013)
Zeltia S.A.*,†††,6,8	8,000	(54,559)
Intuitive Surgical, Inc.*,†††,6,8	200	(56,100)
Auxilium Pharmaceuticals, Inc.*,†††,6,8	1,540	(56,703)
XenoPort, Inc.*,†††,6,8	1,376	(63,062)
Luminex Corp.*,†††,6,8	2,500	(63,725)
Regeneron Pharmaceuticals, Inc.*,†††,6,8	3,180	(69,038)
Vertex Pharmaceuticals, Inc.*,†††,6,8	2,600	(71,942)
Align Technology, Inc.*,†††,6,8	6,100	(74,420)
Intercell AG*,†††,6,8	1,900	(74,840)
Acorda Therapeutics, Inc.*,†††,6,8	2,800	(74,900)
Rigel Pharmaceuticals, Inc.*,†††,6,8	3,050	(78,324)
Sequenom, Inc.*,†††,6,8	3,810	(78,524)
Cepheid, Inc.*,†††,6,8	5,300	(81,620)
AMAG Pharmaceuticals, Inc.*,†††,6,8	1,900	(82,954)
Basilea Pharmaceutica*,†††,6,8	500	(83,364)
Alnylam Pharmaceuticals, Inc.*,†††,6,8	2,900	(85,289)
athenahealth, Inc.*,†††,6,8	2,500	(89,625)
Total Health Care		(1,340,347)

CONSUMER DISCRETIONARY - (16.0)%
Bloomin’ Brands, Inc.*,†	415	(7,416)
Aaron’s, Inc.†	260	(7,457)
Tokyo Broadcasting System
Holdings, Inc.†††,6,8	1,300	(21,836)
Genting Singapore plc†††,6,8	124,900	(41,123)
bwin Interactive Entertainment
AG*,†††,6,8	1,600	(45,582)
Bwin.Party Digital Entertainment
plc*,†††,6,8	15,200	(57,210)
Focus Media Holding Ltd.
ADR†††,6,8	2,130	(63,900)
Sky Deutschland AG*,†††,6,8	4,000	(65,668)
Marui Group Company Ltd.†††,6,8	29,100	(219,528)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 28, 2013
ALPHA OPPORTUNITY FUND

	Shares	Value

Pool Corp.†††,6,8	11,639	$(288,065)
Electrolux AB†††,6,8	30,100	(395,760)
Volkswagen AG†††,6,8	1,300	(539,373)
Total Consumer Discretionary		(1,752,918)
Total Common Stock Sold Short
(Proceeds $7,180,551)		(7,357,668)
Total Securities Sold Short- (67.2)%
(Proceeds $7,180,551)		$(7,357,668)
Other Assets & Liabilities, net - 50.4%		5,531,720
Total Net Assets - 100.0%		$10,970,499

		Unrealized
	Contracts	Gain
Equity futures contracts purchased†
June 2013 S&P 500 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $624,500)	8	$10,770

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at March 28, 2013.
[2]	All or a portion of the security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. The total market value of illiquid securities is $9,386,647 (cost $7,134,985), or 85.6% of total net assets. The security was deemed liquid at the time of purchase.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Repurchase Agreement — See Note 5.
[6]	Illiquid security.
[7]	Security was acquired through a private placement.
[8]	All or portion of this security was fair valued by the Valuation Committee at March 28, 2013. The total market value of fair valued securities amounts to $(7,341,377) (proceeds $7,164,435), or (66.9%) of total net assets.

ADR — American Depositary Receipt

plc — Public Limited Company

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 28, 2013

Assets:
Investments, at value
(cost $10,060,562)	$12,258,847
Repurchase agreements, at value
(cost $537,600)	537,600
Total investments
(cost $10,598,162)	12,796,447
Restricted cash denominated in a foreign currency, at
value (cost $3,380,998)†	3,455,192
Restricted cash†	2,040,646
Segregated cash with broker	28,000
Prepaid expenses	14,120
Receivables:
Securities sold	244,042
Investment advisor	36,405
Dividends	21,797
Variation margin	1,780
Total assets	18,638,429
Liabilities:
Securities sold short, at value
(proceeds $7,180,551)	7,357,668
Overdraft due to custodian bank	71,952
Payable for:
Securities purchased	183,909
Management fees	11,600
Transfer agent/maintenance fees	3,368
Distribution and service fees	3,229
Fund shares redeemed	2,588
Fund accounting/administration fees	2,123
Directors’ fees*	158
Miscellaneous	31,335
Total liabilities	7,667,930
Net assets	$10,970,499
Net assets consist of:
Paid in capital	$19,104,517
Undistributed net investment income	5,514
Accumulated net realized loss on investments	(10,245,664)
Net unrealized appreciation on investments	2,106,132
Net assets	$10,970,499
A-Class:
Net assets	$7,405,356
Capital shares outstanding	507,657
Net asset value per share	$14.59
Maximum offering price per share
(Net asset value divided by 95.25%)	$15.32
B-Class:
Net assets	$624,397
Capital shares outstanding	46,926
Net asset value per share	$13.31
C-Class:
Net assets	$1,327,294
Capital shares outstanding	99,712
Net asset value per share	$13.31
Institutional Class:
Net assets	$1,613,452
Capital shares outstanding	79,552
Net asset value per share	$20.28

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended March 28, 2013

Investment Income:
Dividends (net of foreign withholding tax of $63)	$134,113
Interest	393
Other income	177
Total investment income	134,683
Expenses:
Management fees	66,895
Transfer agent/maintenance fees:
A-Class	9,486
B-Class	2,092
C-Class	2,486
Institutional Class	1,365
Distribution and service fees:
A-Class	8,864
B-Class	3,284
C-Class	7,092
Fund accounting/administration fees	12,522
Legal fees	67,713
Custodian fees	20,482
Registration fees	15,858
Prime Brokerage interest expense	1,031
Short sales dividend expense	592
Directors’ fees*	329
Miscellaneous	11,505
Total expenses	231,596
Less:
Expenses waived/reimbursed by Advisor	(110,976)
Net expenses	120,620
Net investment income	14,063
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	932,646
Futures contracts	53,228
Securities sold short	(686,080)
Net realized gain	299,794
Net change in unrealized appreciation (depreciation) on:
Investments	768,399
Securities sold short	1,939
Futures contracts	18,030
Foreign currency	(146,005)
Net change in unrealized appreciation (depreciation)	642,363
Net realized and unrealized gain	942,157
Net increase in net assets resulting from operations	$956,220

†	All or portion of this amount represents values related to Lehman Brothers International Europe prime brokerage services — See Note 11.

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Year Ended
	2013	September 30,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$14,063	$(14,498)
Net realized gain on investments and foreign currency transactions	299,794	1,136,733
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	642,363	2,273,155
Net increase in net assets resulting from operations	956,220	3,395,390

Capital share transactions:
Proceeds from sale of shares
A-Class*	65,144	117,674
Cost of shares redeemed
A-Class	(553,615)	(1,836,212)
B-Class	(158,821)	(184,593)
C-Class	(287,904)	(233,428)
Institutional Class	(48,095)	(280,860)
Net decrease from capital share transactions	(983,291)	(2,417,419)
Net increase (decrease) in net assets	(27,071)	977,971

Net assets:
Beginning of period	10,997,570	10,019,599
End of period	$10,970,499	$10,997,570
Undistributed/(Accumulated) net investment income/(loss) at end of period	$5,514	$(8,549)

Capital share activity:
Shares sold
A-Class*	4,753	9,664
Institutional Class	174	—
Shares redeemed
A-Class	(40,825)	(148,801)
B-Class	(13,097)	(16,395)
C-Class	(22,828)	(19,960)
Institutional Class	(2,619)	(16,012)
Net decrease in shares	(74,442)	(191,504)

* Represents conversion of B-Class to A-Class shares.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2013[a]	2012	2011	2010	2009	2008[h]
Per Share Data
Net asset value, beginning of period	$13.33	$9.82	$9.70	$8.56	$9.37	$13.94
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	(—)[c]	(.04)	(.06)	(.04)	(.16)
Net gain (loss) on investments
(realized and unrealized)	1.23	3.48	.16	1.20	(.77)	(1.68)
Net increase from payments by affiliates	—	.03 [i]	—	—	—	—
Total from investment operations	1.26	3.51	.12	1.14	(.81)	(1.84)
Less distributions from:
Net realized gains	—	—	—	—	—	(2.57)
Return of capital	—	—	—	—	—	(.16)
Total distributions	—	—	—	—	—	(2.73)
Net asset value, end of period	$14.59	$13.33	$9.82	$9.70	$8.56	$9.37

Total Return[d]	9.45%	35.74%[i]	1.13%	13.43%	(8.64%)	(15.99%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,405	$7,250	$6,708	$8,138	$9,752	$30,615
Ratios to average net assets:
Net investment income (loss)	0.38%	(0.01%)	(0.33%)	(0.71%)	(0.50%)	(1.44%)
Total expenses[e]	4.20%	2.98%	3.39%	3.51%	3.82%	3.41%
Net expenses[f,j]	2.14%	2.21%	2.15%	2.21%	2.00%	3.32%
Portfolio turnover rate	296%	707%	868%	954%	422%	1,248%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2013[a]	2012	2011	2010	2009	2008[h]
Per Share Data
Net asset value, beginning of period	$12.21	$9.07	$9.03	$8.04	$8.87	$13.42
Income (loss) from investment operations:
Net investment loss[b]	(.02)	(.09)	(.12)	(.12)	(.09)	(.23)
Net gain (loss) on investments
(realized and unrealized)	1.12	3.21	.16	1.11	(.74)	(1.59)
Net increase from payments by affiliates	—	.02 [i]	—	—	—	—
Total from investment operations	1.10	3.14	.04	.99	(.83)	(1.82)
Less distributions from:
Net realized gains	—	—	—	—	—	(2.57)
Return of capital	—	—	—	—	—	(.16)
Total distributions	—	—	—	—	—	(2.73)
Net asset value, end of period	$13.31	$12.21	$9.07	$9.03	$8.04	$8.87

Total Return[d]	9.01%	34.62%[i]	0.44%	12.31%	(9.36%)	(16.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$624	$733	$693	$1,161	$1,635	$5,391
Ratios to average net assets:
Net investment loss	(0.39%)	(0.77%)	(1.10%)	(1.47%)	(1.24%)	(2.18%)
Total expenses[e]	5.23%	3.87%	4.19%	4.27%	4.57%	4.16%
Net expenses[f,j]	2.89%	2.96%	2.90%	2.96%	2.75%	4.04%
Portfolio turnover rate	296%	707%	868%	954%	422%	1,248%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2013[a]	2012	2011	2010	2009	2008[h]
Per Share Data
Net asset value, beginning of period	$12.21	$9.07	$9.03	$8.02	$8.87	$13.43
Income (loss) from investment operations:
Net investment loss[b]	(.02)	(.09)	(.11)	(.12)	(.09)	(.23)
Net gain (loss) on investments (realized and unrealized)	1.12	3.21	.15	1.13	(.76)	(1.60)
Net increase from payments by affiliates	—	.02 [i]	—	—	—	—
Total from investment operations	1.10	3.14	.04	1.01	(.85)	(1.83)
Less distributions from:
Net realized gains	—	—	—	—	—	(2.57)
Return of capital	—	—	—	—	—	(.16)
Total distributions	—	—	—	—	—	(2.73)
Net asset value, end of period	$13.31	$12.21	$9.07	$9.03	$8.02	$8.87

Total Return[d]	9.01%	34.62%[i]	0.44%	12.59%	(9.58%)	(16.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,327	$1,497	$1,292	$1,490	$1,996	$4,935
Ratios to average net assets:
Net investment loss	(0.38%)	(0.76%)	(1.08%)	(1.46%)	(1.24%)	(2.21%)
Total expenses[e]	4.97%	3.80%	4.14%	4.28%	4.67%	4.16%
Net expenses[f,j]	2.90%	2.96%	2.90%	2.95%	2.75%	4.09%
Portfolio turnover rate	296%	707%	868%	954%	422%	1,248%

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 28,	September 30,	September 30,	September 30,	September 30,
Institutional Class	2013[a]	2012	2011	2010	2009[g]
Per Share Data
Net asset value, beginning of period	$18.52	$13.53	$13.33	$11.73	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.04	(.01)	(.06)	(.01)
Net gain on investments (realized and unrealized)	1.70	4.82	.21	1.66	1.74
Net increase from payments by affiliates	—	0.13 [i]	—	—	—
Total from investment operations	1.76	4.99	.20	1.60	1.73
Net asset value, end of period	$20.28	$18.52	$13.53	$13.33	$11.73

Total Return[d]	9.50%	36.88%[i]	1.50%	13.64%	17.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,614	$1,518	$1,326	$1,444	$2,155
Ratios to average net assets:
Net investment income (loss)	0.62%	0.24%	(0.08%)	(0.48%)	(0.07%)
Total expenses[e]	3.89%	2.68%	3.12%	3.28%	3.94%
Net expenses[f,j]	1.90%	1.96%	1.90%	1.96%	1.76%
Portfolio turnover rate	296%	707%	868%	954%	422%

[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and may include interest or dividend expense.
[g]	Since commencement of operations: November 7, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Security Global Investors, LLC (SGI) became the sub-advisor of 37.5% of the assets of the Alpha Opportunity Fund effective August 18, 2008. Also effective August 18, 2008, Mainstream Investment Advisers, LLC (Mainstream) sub-advises 37.5% of the assets and Security Investors, LLC (SI) manages 25% of the assets. Prior to August 18, 2008, Mainstream sub-advised 60% of the assets and SI managed the remaining 40% of the assets. Effective January 14, 2011, SGI was merged with and into Guggenheim Investments.

[i]	For the year ended September 30, 2012, 0.30%, 0.22%, 0.22% and 0.96% of the Fund’s A-Class, B-Class, C-Class and Institutional Class, respectively, total return consisted of a voluntary reimbursement by the advisor for losses incurred during fund trading. Excluding this item, total return would have been 35.44%, 34.40%, 34.40% and 35.92% for the Fund’s A-Class, B-Class, C-Class and Institutional Class, respectively.

[j]	Excluding interest and dividend expense related to short sales, the operating expense ratios for the years ended December 31 and the period ended March 28 would be:

	2013	2012	2011	2010	2009	2008
A-Class	2.11%	2.11%	2.11%	2.05%	1.95%	3.06%
B-Class	2.86%	2.86%	2.86%	2.80%	2.69%	3.78%
C-Class	2.86%	2.86%	2.86%	2.80%	2.69%	3.83%
Institutional Class	1.86%	1.86%	1.86%	1.80%	1.70%	N/A

See Notes to Financial Statements.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Security Equity Fund (the “Trust”), a Kansas business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund (collectively the “Funds”). The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Prior to February 22, 2011, the maximum sales charge was 5.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares are offered without a front-end sales charge, but are subject to a CDSC, for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC, if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC.

At March 28, 2013, the Trust consisted of eight separate funds.

Guggenheim Investments (“GI”) provides advisory, administrative and accounting services to the Funds. Rydex Fund Services, LLC (“RFS”) acts as the transfer agent to the Funds. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter to the Funds. GI, RFS and GDL are affiliated entities.

Mainstream serves as investment sub-advisor on behalf of Alpha Opportunity Fund. The sub-advisor furnishes investment advisory services, supervises and arranges for the purchase and sale of securities and provide for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board of Directors of the Trust and GI. Prior to January 14, 2011 Security Global Investors, LLC (“SGI”) acted as a sub-advisor to a portion of the total assets of Alpha Opportunity Fund. Effective January 14, 2011, SGI was merged with and into GI.

Significant Accounting Policies

Since March 28, 2013 represents the last day during the Funds’ semi-annual period on which the New York Stock Exchange was open for trading, the Funds' financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculations used for shareholder transactions.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A.  Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Directors has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

B.  Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C.  The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriations, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

D.  Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E.  When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The fund maintains a segregated account of cash and/or securities as collateral for short

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligations to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

F.  Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G.  Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees relating to A-Class shares, B-Class shares and C-Class shares and transfer agent fees related to each class, are charged directly to specific classes. In addition, other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

H.  Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 28, 2013, there were no earnings credits received.

I.  Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, certain Funds may utilize short sales and a variety of derivative instruments including futures and options. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

Alpha Opportunity Fund may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Fundsʼ net assets be in deposits on short sales against the box. When a Fund makes a short sale, the Fund does not immediately deliver the securities sold short from its own account, or receive the proceeds from the sale. To complete the sale, the Fund must borrow the security (generally from the broker through the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Funds may make short sales that are not “against the box,” which create opportunities to increase the Funds’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1A and are required to be adjusted daily to reflect changes in the market value of the securities sold short.

The Alpha Opportunity Fund utilized futures contracts to obtain broad index exposure. A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including, (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

Certain Funds wrote call options on a covered basis and put options on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the writer the obligation to sell or purchase a security at a specified price, until a certain date. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. An amount equal to the premium received is entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

In conjunction with the use of short sales, futures and options, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and other transactions with affiliates

Management fees are paid monthly to GI, based on the following annual rates. GI pays the sub-advisors out of the advisory fees it receives.

Management Fees
(as a % of net assets)
Large Cap Core Fund	0.75%
Mid Cap Value Fund	0.79%[1]
Mid Cap Value Institutional Fund	0.75%
Small Cap Growth Fund	0.85%
Small Cap Value Fund	1.00%
Large Cap Concentrated Growth Fund	0.75%
MSCI EAFE Equal Weight Fund	0.70%
Alpha Opportunity Fund	1.25%

1 Management fees are payable at an annual rate of 1.00% of the average daily net assets of $200 million or less, and 0.75% of the average daily net assets of the Mid Cap Value Fund in excess of $200 million.

GI also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, GI receives the following:

Administrative Fees
(as a % of net assets)
Large Cap Core Fund	0.095%
Mid Cap Value Fund	0.095%
Mid Cap Value Institutional Fund	0.095%
Small Cap Growth Fund	0.095%
Small Cap Value Fund	0.095%
Large Cap Concentrated Growth Fund	0.095%
MSCI EAFE Equal Weight Fund	greater of 0.15%
or $60,000
Alpha Opportunity Fund	0.15%
Minimum charge per Fund	$25,000
Certain out-of-pocket charges	Varies

RFS is paid the following for providing transfer agent services to the Funds. Effective February 1, 2012, transfer agent fees are assessed to the applicable Class of each Fund in which they were incurred. Prior to February 1, 2012, transfer agent fees were aggregated by the Fund and allocated based on daily net assets of each Class of Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, divi-

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses (as determined under generally accepted accounting principles). The limits are listed below:

		Contract
	Limit	End Date
Small Cap Value Fund – A-Class	1.30%	02/01/14
Small Cap Value Fund – C-Class	2.05%	02/01/14
Small Cap Value Fund – Institutional Class	1.05%	02/01/14
Large Cap Concentrated Growth Fund – A-Class	1.35%	02/01/14
Large Cap Concentrated Growth Fund – B-Class	2.10%	02/01/14
Large Cap Concentrated Growth Fund – C-Class	2.10%	02/01/14
Large Cap Concentrated Growth Fund - Institutional Class	1.10%	02/01/14
MSCI EAFE Equal Weight Fund – A-Class	1.61%	02/01/14
MSCI EAFE Equal Weight Fund – B-Class	2.36%	02/01/14
MSCI EAFE Equal Weight Fund – C-Class	2.36%	02/01/14
MSCI EAFE Equal Weight Fund – Institutional Class	1.36%	02/01/14
Alpha Opportunity Fund – A-Class	2.11%	02/01/14
Alpha Opportunity Fund – B-Class	2.86%	02/01/14
Alpha Opportunity Fund – C-Class	2.86%	02/01/14
Alpha Opportunity Fund – Institutional Class	1.86%	02/01/14

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day other estimated operating expenses are less than the indicated percentages. At March 28, 2013, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

	Expires	Expires	Expires	Expires	Fund
Fund	2013	2014	2015	2016	Total
Small Cap Value Fund	$90,347	$118,145	$175,113	$71,828	$455,433
Mid Cap Value Institutional Fund*	209,976	443,419	194,357	—	847,752
Large Cap Concentrated Growth Fund	150,104	140,783	175,964	57,786	524,637
MSCI EAFE Equal Weight Fund	—	26,732	314,425	99,710	440,867
Alpha Opportunity Fund	176,815	157,924	88,316	110,976	534,031

* Expense Limitation Agreement has not been renewed for this Fund after 03/31/12.

For the period ended March 28, 2013, no amounts were recouped by GI.

The Funds have adopted Distribution Plans related to the offering of A-Class, B-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class shares and 1.00% of the average daily net assets of each Fund’s B-Class and C-Class shares. Effective August 25, 2005, the MSCI EAFE Equal Weight Fund ceased charging 12b-1 fees on B-Class shares in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time.

During the period ended March 28, 2013, GDL retained sales charges of $152,587 relating to sales of A-Class shares of the Trust.

Certain officers and directors of the Trust are also officers and/or directors of Security Benefit Life Insurance Company, a subsidiary of Security Benefit Corporation, and its affiliates, which include GI and GDL.

At March 28, 2013, Security Benefit Corporation and its subsidiaries owned over five percent of the outstanding shares of the Trust, as follows:

Percent of
outstanding
shares owned
Large Cap Core Fund	13%
Small Cap Growth Fund	14%
Large Cap Concentrated Growth Fund	7%
MSCI EAFE Equal Weight Fund	11%
Alpha Opportunity Fund	14%

76 | the GUGGENHEIM FUNDS semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at March 28, 2013:

	Level 1	Level 1	Level 2	Level 3
	Investments	Other Financial	Investments	Investments
	In Securities	Instruments*	In Securities	In Securities	Total
Assets
Large Cap Core Fund	$171,982,866	$—	$—	$—	$171,982,866
Mid Cap Value Fund	1,202,421,830	—	6,485,609	107,772	1,209,015,211
Mid Cap Value Institutional Fund	531,117,475	—	12,826,422	99,663	544,043,560
Small Cap Growth Fund	13,109,103	—	—	—	13,109,103
Small Cap Value Fund	37,596,056	—	178,645	785	37,775,486
Large Cap Concentrated Growth Fund	19,164,699	—	—	—	19,164,699
MSCI EAFE Equal Weight Fund	72,013,925	—	759,730	200	72,773,855
Alpha Opportunity Fund	11,741,791	10,770	1,054,656	—	12,807,217
Liabilities
Mid Cap Value Fund	$—	$474,375	$—	$—	$474,375
Mid Cap Value Institutional Fund	—	212,895	—	—	212,895
Small Cap Value Fund	—	14,195	—	—	14,195
Alpha Opportunity Fund	16,291	—	—	7,341,377	7,357,668

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end and options written.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of March 28, 2013, Mid Cap Value Fund, Mid Cap Value Institutional Fund and Small Cap Value Fund had a security with a value total value of $107,772, $99,663 and $785, respectively, transfer from Level 2 to Level 3 as a result of a trading restriction.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 28, 2013:

LEVEL 3 – Fair value measurement using significant unobservable inputs

Total
Alpha Opportunity Fund
Liabilities:
Beginning Balance	$7,341,377
Ending Balance	$7,341,377

the GUGGENHEIM FUNDS semi-annual report | 77

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

5. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

At March 28, 2013, the collateral for the repurchase agreements was as follows:

	Counterparty and
Fund	Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Mid Cap Value Institutional Fund	UMB Financial Corp.			Ginnie Maes
	0.02%			1.61% - 2.17%
	Due 04/01/13	$9,185,000	$9,185,020	07/16/39 - 04/16/41	$9,244,296	$9,369,111
Alpha Opportunity Fund	State Street			Fannie Mae
	0.01%			2.17%
	Due 04/01/13	537,600	537,600	11/07/22	430,000	430,620
				Freddie Mac
				1.96%
				11/07/22	125,000	122,922

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

Certain Funds utilized options to minimally hedge the Fund’s portfolio to increase returns, to maintain exposure to the equity markets, and created liquidity.

Alpha Opportunity Fund utilized futures contracts to obtain broad index exposure. The following table represents the notional amount of futures contracts outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

Approximate percentage
of Fund’s net assets on
a daily basis
Fund	Long
Alpha Opportunity Fund	5%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 28, 2013:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin Options written, at value

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 28, 2013:

Asset Derivative Investments Value
	Futures	Options
	Equity	Written Equity	Total Value at
Fund	Contracts*	Contracts	March 28, 2013
Mid Cap Value Fund	$—	$474,375	$474,375
Mid Cap Value Institutional Fund	—	212,895	212,895
Small Cap Value Fund	—	14,195	14,195
Alpha Opportunity Fund	10,770	—	10,770

*Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current days variation margin is reported within the Statements of Assets and Liabilities.

78 | the GUGGENHEIM FUNDS semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 28, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on options written

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 28, 2013:

Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
	Futures	Options
	Equity	Written Equity
Fund	Contracts	Contracts	Total
Mid Cap Value Fund	$—	$394,945	$394,945
Mid Cap Value Institutional Fund	—	187,486	184,486
Small Cap Value Fund	—	11,244	11,244
Alpha Opportunity Fund	53,228	—	53,228

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
	Futures	Options
	Equity	Written Equity
Fund	Contracts	Contracts	Total
Mid Cap Value Fund	$—	$273,518	$273,518
Mid Cap Value Institutional Fund	—	122,941	122,941
Small Cap Value Fund	—	8,267	8,267
Alpha Opportunity Fund	18,030	—	18,030

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years (fiscal years 2009 – 2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At March 28, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Large Cap Core Fund	$143,016,348	$32,910,826	$(3,944,309)	$28,966,517
Mid Cap Value Fund	965,115,375	296,459,515	(52,559,680)	243,899,835
Mid Cap Value Institutional Fund	444,357,764	121,565,661	(21,879,865)	99,685,796
Small Cap Growth Fund	10,433,544	3,234,766	(559,207)	2,675,559
Small Cap Value Fund	31,701,966	8,060,303	(1,986,783)	6,073,520
Large Cap Concentrated Growth Fund	17,833,616	1,693,101	(362,018)	1,331,083
MSCI EAFE Equal Weight Fund	69,976,379	9,230,790	(6,433,314)	2,797,476
Alpha Opportunity Fund	10,629,410	2,837,974	(670,937)	2,167,037

8. Options Written

Transactions in options written during the period ended March 28, 2013 were as follows:

Written Call Options

	Mid Cap Value Fund		Mid Cap Value Institutional Fund		Small Cap Value Fund
	Number of	Premiun	Number of	Premiun	Number of	Premiun
	Contracts	Amount	Contracts	Amount	Contracts	Amount
Balance at September 30, 2012	1,160	$330,674	560	$159,635	33	$9,407
Options Written	1,925	371,839	857	165,800	55	10,624
Options terminated in closing purchase transactions	—	—	—	—	—	—
Options expired	(1,580)	(394,945)	(742)	(187,486)	(45)	(11,243)
Options exercised	—	—	—	—	—	—
Balance at March 28, 2013	1,505	$307,568	675	$137,949	43	$8,788

Written Put Options

	Mid Cap Value Fund		Mid Cap Value Institutional Fund		Small Cap Value Fund
	Number of	Premium	Number of	Premium	Number of	Premium
	Contracts	Amount	Contracts	Amount	Contracts	Amount
Balance at September 30, 2012	—	$—	—	$—	—	$—
Options Written	3,016	376,599	1,349	167,123	97	11,861
Options terminated in closing purchase transactions	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—
Balance at March 28, 2013	3,016	$376,599	1,349	$167,123	97	$11,861

9. Securities Transactions

For the period ended March 28, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Large Cap Core Fund	$82,693,258	$98,392,693
Mid Cap Value Fund	150,983,670	251,562,729
Mid Cap Value Institutional Fund	68,566,254	106,665,590
Small Cap Growth Fund	5,475,981	6,515,357
Small Cap Value Fund	5,784,296	7,019,387
Large Cap Concentrated Growth Fund	20,329,660	26,214,102
MSCI EAFE Equal Weight Fund	8,406,237	12,142,720
Alpha Opportunity Fund	10,957,564	11,611,819

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

10. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended March 28, 2013 in which the portfolio company is an “affiliated person” are as follows:

		Value			Value	Shares	Investment
Fund	Security	09/30/12	Additions	Reductions	03/28/13	03/28/13	Income
Mid Cap Value Fund	Common Stock:
	IXYS Corp.	$21,192,383	$—	$—	$20,487,395	2,136,329	$128,180
	Maxwell Technologies, Inc.	13,276,517	459,659	—	9,189,794	1,704,971	—
	Total	$34,468,900	$459,659	$—	$29,677,189	3,841,300	$128,180
Mid Cap Value Institutional Fund	Common Stock:
	HydroGen Corp.	$15,188	$—	$—	$15,695	1,265,700	$—
	Total	$15,188	$—	$—	$15,695	1,265,700	$—

11. Alpha Opportunity Fund

The Fund contracted with Lehman Brothers International Europe (“LBIE”) to provide prime brokerage services related to the Fund’s short selling. On September 15, 2008, LBIE was placed into administration and a third party administrator was named (the “Administrator”). The Fund’s exposure to LBIE consists of short sale proceeds held by LBIE, and restricted long positions held at the Fund’s custodian, as collateral for said short sales. Release of the collateral requires the consent of LBIE and Lehman Brothers Inc. (“LBI”), an entity that is subject to a liquidation proceeding. The Fund delivered a Notice of Termination of Loans to LBIE and the Administrator. The Fund has worked to resolve these issues with LBIE and the Administrator. As of March 28, 2013, included in the Statement of Assets and Liabilities are the value of restricted long positions of $9,386,647, cash collateral of $1,332,130, restricted cash representing the value of short sale proceeds of $4,163,708 and liabilities for short sales of $7,341,377, representing the value of securities sold short at the date the short sales were deemed by the Fund to have been terminated. If these short sales had not been terminated, the value of the liability related to these securities sold short would have been $8,462,186 as of March 28, 2013 resulting in a decrease in net assets of $1,120,809 or (10.2)%. Until such time as the liability for short sales is settled and all restrictions are removed by LBIE and LBI, the Fund cannot sell such restricted long positions and/or utilize the restricted cash balances to achieve the Fund’s investment objectives and/or meet Fund redemption or other Fund obligations. Based on the ultimate terms of such settlement, the value assigned to these positions may ultimately differ from the fair valuations assigned to them by the Fund and there is no guaranty that the Fund will ultimately recover the full value of the assets that are subject to restrictions. Accordingly, a settlement could ultimately result in the Fund realizing values that are materially different from those indicated herein, which would materially impact the Fund’s net asset value. As of the close of business on October 3, 2008, and until further notice, the Fund is not accepting subscriptions for shares from either new or existing shareholders.

Effective as of August 1, 2011, Security Investors, LLC has agreed to purchase shares of the Fund from time to time to provide the Fund with liquidity if needed to meet redemptions. The intent of the agreement is to provide liquidity to the Fund in the event that shareholders seek to redeem shares of the Fund at a time that there are not sufficient unrestricted assets.

12. Other Liabilities

Mid Cap Value Fund, Mid Cap Value Institutional Fund and Large Cap Core Fund each wrote put option contracts through Lehman Brothers Inc., (“Lehman”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by Lehman, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Funds as of March 28, 2013.

Although the ultimate resolution of these transactions is uncertain, the Funds have recorded a liability on their respective books equaI to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded by the Funds as of March 28, 2013 was $473,594 for Mid Cap Value Fund, $15,940 for Mid Cap Value Institutional Fund, and $18,615 for Large Cap Core Fund.

the GUGGENHEIM FUNDS semi-annual report | 81

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

13. New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending. The new disclosure is effective for Funds whose annual or interim periods begin on or after January 1, 2013. Management is evaluating the impact of this update on its current disclosures.

In April 2013, the FASB issued ASU No. 2013-07, Liquidation Basis of Accounting, to require entities to begin preparing financial statements on a liquidation basis when liquidation is imminent. The guidance is effective prospectively for reporting periods beginning after December 15, 2013. As regulated investment companies fall outside of the scope of this requirement, management has decided on early adoption of this guidance, and as such, will not apply liquidation accounting on any fund liquidations.

14. Subsequent Events

Large Cap Core Fund Name and Strategy Change

At a meeting held on April 24, 2013, the Board of Directors of the Fund approved the following changes with respect to the Large Cap Core Fund, each effective on April 30, 2013:

•	a change to the Fund’s name to Guggenheim StylePlus Large Core Fund;

•	changes to the Fund’s principal investment strategies, including the removal of the Funds non-fundamental 80% policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940;

•	replacement of the Fund’s portfolio managers with a new portfolio management team; and

•	removal of the non-fundamental policies relating to options and short sales.

The changes to the Fund discussed above became effective on April 30, 2013. For more information, please refer to the Fund’s prospectus.

Large Cap Concentrated Growth Fund and Small Cap Growth Fund Liquidations

At a meeting held on April 24, 2013, shareholders of the Small Cap Growth Fund and the Large Cap Concentrated Growth Fund (the Funds) approved a Plan of Liquidation. On May 1, 2013, all of the assets of the each Fund were liquidated completely, each investor’s shares were then redeemed at net asset value on that date, and each Fund was terminated. GI bore all expenses incurred in connection with the carrying out of the Plans of Liquidation.

82 | the GUGGENHEIM FUNDS semi-annual report

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on April 24, 2013, the shareholders of the Small Cap Growth Fund voted on whether to approve a Plan of Liquidation. A description of the number of shares voted is as follows:

Shares For	Shares Against	Shares Abstained
473,792	9,373	11,465

At a special meeting of shareholders held on April 24, 2013, the shareholders of the Large Cap Concentrated Growth Fund voted on whether to approve a Plan of Liquidation. A description of the number of shares voted is as follows:

Shares For	Shares Against	Shares Abstained
1,391,897	40,653	21,823

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor Name Change

Effective January 1, 2013, Rydex Distributors, LLC changed its name to Guggenheim Distributors, LLC. The name change marks another step in the business integration process following the acquisition of Rydex by Guggenheim announced last year. The name change should not result in any material change to the day-to-day management or operations of the funds.

the GUGGENHEIM FUNDS semi-annual report | 83

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited)

DIRECTORS

The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Year Elected***	During Past Five Years

Donald A. Chubb, Jr.** (12-14-46) 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. Realtors

Harry W. Craig, Jr.** (05-11-39) 2004	Current: Chairman, CEO, & Director, The Craig Group, Inc.; Managing Member of Craig Family Investments, LLC.

Previous: Prior to November 2009, Chairman, CEO, Secretary and Director, The Martin Tractor Company, Inc.

Jerry B. Farley**	Current: President, Washburn University
(09-20-46)
2005

Penny A. Lumpkin** (08-20-39) 1993	Current: Partner, Vivian’s Gift Shop (Corporate Retail); Vice President, Palmer Companies, Inc. (Small Business and Shopping Center Development); PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius**	Current: President and Chief Executive Officer, Stormont-Vail HealthCare
(12-18-43)
1998

Donald C. Cacciapaglia* (07-01-51) 2012 (President)	Current: Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present Previous: Channel Capital Group, Inc.; Chairman and CEO from April 2002 to February 2010

*	This Director is deemed to be an “interested person” of the Funds under the 1940 Act, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager. This Director is also an officer of the funds.

**	These Directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting and financial reporting functions for the Funds.

***	Each Director oversees 31 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

84 | the GUGGENHEIM FUNDS semi-annual report

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (concluded)

OFFICERS*

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Title – Year Elected	During Past Five Years

Mark P. Bronzo	Current: Portfolio Manager, Security Investors, LLC
(11-01-60)
Vice President - 2008	Previous: Managing Director and Chief Compliance Officer, Nationwide Separate Accounts LLC (2003–2008)

Elisabeth Miller (06-06-68) Chief Compliance Officer - 2012	Current: Chief Compliance Officer, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Chief Compliance Officer, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, and SBL Fund; Chief Compliance Officer, Security Investors, LLC; and Chief Compliance Officer, Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009)

Nikolaos Bonos (05-30-63) Treasurer - 2010	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Vice President & Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Senior Vice President, Security Global Investors, LLC (2010–2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC

Joseph M. Arruda (09-05-66) Assistant Treasurer - 2010	Current: Vice President, Security Investors, LLC; Chief Financial Officer & Manager, Rydex Specialized Products, LLC; and Assistant Treasurer, Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust and Rydex Variable Trust

Previous: Vice President, Security Global Investors, LLC (2010–2011); and Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010)

Amy J. Lee (06-05-61) Vice President - 2007 Secretary - 1987	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Senior Vice President & Secretary, Security Global Investors, LLC (2007–2011); Senior Vice President & Secretary, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010); and Director, Brecek & Young Advisors, Inc. (2004–2008)

Mark A. Mitchell	Current: Portfolio Manager, Security Investors, LLC
(08-24-64)
Vice President - 2003	Previous: Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003–2010)

Joseph C. O’Connor	Current: Portfolio Manager, Security Investors, LLC
(07-15-60)
Vice President - 2008	Previous: Managing Director, Nationwide Separate Accounts LLC (2003–2008)

Daniel W. Portanova	Current: Portfolio Manager, Security Investors, LLC
(10-02-60)
Vice President - 2008	Previous: Managing Director, Nationwide Separate Accounts LLC (2003–2008)

James P. Schier	Current: Senior Portfolio Manager, Security Investors, LLC
(12-28-57)
Vice President - 1998	Previous: Vice President and Senior Portfolio Manager, Security Benefit Life Insurance Company (1998–2010)

David G. Toussaint	Current: Portfolio Manager, Security Investors, LLC
(10-10-66)
Vice President - 2005	Previous: Assistant Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2005–2009)

* Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

the GUGGENHEIM FUNDS semi-annual report | 85

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

86 | the GUGGENHEIM FUNDS semi-annual report

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Security Equity Fund

By (Signature and Title)* /s/ Donald C. Cacciapaglia

                                             Donald C. Cacciapaglia, President

Date June 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald C. Cacciapaglia

                                             Donald C. Cacciapaglia, President

Date June 5, 2013

By (Signature and Title)* /s/ Nikolaos Bonos

                                              Nikolaos Bonos, Treasurer

Date June 5, 2013

* Print the name and title of each signing officer under his or her signature.